As filed with the Securities and Exchange Commission on September 15, 2021
File Nos. 333-215165/811-23222

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
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Post-Effective Amendment No. 34
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and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 36
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HARTFORD FUNDS EXCHANGE-TRADED TRUST
(Exact Name of Registrant as Specified in Charter)

690 Lee Road
Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):
  ☒ immediately upon filing pursuant to paragraph (b) of Rule 485
  ☐ on (Date) pursuant to paragraph (b) of Rule 485
  ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(1) of Rule 485
  ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
  ☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Hartford Exchange-Traded Funds
Prospectus
September 15, 2021

	Ticker	Exchange
Hartford Sustainable Income ETF	HSUN	Cboe BZX
Neither the U.S. Securities and Exchange Commission nor the U.S. Commodity Futures Trading Commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

Hartford Sustainable Income ETF Summary Section
INVESTMENT OBJECTIVE. The Fund seeks to provide current income and long-term total return, within a sustainability framework.
YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.54%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.54%
Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that:
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You invest $10,000
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Your investment has a 5% return each year
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The Fund’s operating expenses remain the same
Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Year 1	Year 3
$ 55	$173
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of July 31, 2021, the date of its most recent fiscal year end, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.
PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering total return and also incorporating a sustainability framework (described below). The Fund normally invests in non-investment grade debt securities (also known as “junk bonds”) and highly rated securities. The foreign debt securities in which the Fund invests include securities of emerging market issuers. The Fund may invest in various types of debt securities, including, but not limited to, corporate bonds; debt securities issued by foreign governments; U.S. government and agency securities; bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans; and securitized debt (such as mortgage-related and asset-backed securities). The Fund may use derivatives including futures contracts, swaps, options and forward foreign currency contracts, to manage portfolio risk, for efficient replication of securities the Fund could buy or for other investment purposes.
The Fund seeks to be diversified across sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its net assets in one sector if conditions warrant. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the “to be announced” (TBA) market. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may trade securities actively and may invest in debt securities of any maturity or duration. There is no limit on the average maturity of the Fund’s portfolio. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.
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The Fund will normally invest at least 80% of its assets in securities of issuers that Wellington Management determines meet its sustainable investing criteria. For purposes of determining which issuers meet its sustainable investing criteria, Wellington Management will use its internally developed sustainability framework to identify issuers it believes have demonstrated a commitment to sustainable practices. These issuers include: (1) issuers that Wellington Management believes can have a positive social and/or environmental impact; (2) issuers that are leaders or demonstrating improvement in environmental, social and/or governance (“ESG”) characteristics, based on Wellington Management’s proprietary insights; and/or (3) issuers that Wellington Management engages with on ESG characteristics in order to improve ESG disclosure and best practices.
As part of its sustainability framework, Wellington Management also evaluates carbon exposure for corporate issuers at the portfolio level. Wellington Management generally seeks to manage the Fund so that the carbon footprint of the corporate issuers held within the Fund at the portfolio level is lower than the carbon footprint of the corporate issuers within the Fund’s investment universe, as determined by Wellington Management. Wellington Management uses a combination of issuer self-disclosed and third-party carbon data in its analysis. Wellington Management’s carbon exposure analysis is dependent upon information and data that may be incomplete, inaccurate or unavailable.
Wellington Management conducts its analysis of sustainable attributes through its own proprietary research (including fundamental research and proprietary ESG scores prepared by its dedicated ESG team), analysis of publicly available information, its engagement with certain issuers, and if applicable, third party data. Wellington Management will not generally invest in an issuer where the majority of such issuer’s revenues in Wellington Management’s view are derived from the sale of fossil fuels, production of tobacco, production of cannabis, or the sale or manufacturing of weapons. These exclusions may be updated periodically by Wellington Management to, among other things, add or remove exclusion categories and/or revise the revenue threshold.
PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and “More Information About Risks” in the Fund’s statutory prospectus.
Market Risk –  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Interest Rate Risk –  The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. remain near historic lows. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.
Credit Risk –  Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.
High Yield Investments Risk –  High yield investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or
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price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than those of higher rated securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
Foreign Investments Risk –  Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.
Emerging Markets Risk –  The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation and oversight, less extensive and less frequent accounting, financial, auditing and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. In addition, the imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments may also result in losses. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Derivatives Risk –  Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.
Leverage Risk –  Certain transactions, such as the use of derivatives, may give rise to leverage. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.
Swaps Risk –  A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
Futures and Options Risk –  Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.
Forward Currency Contracts Risk –  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time.
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Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.
Call Risk –  Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
Mortgage-Related and Asset-Backed Securities Risk –  Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage or asset pool securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the TBA market. TBA transactions may result in a higher portfolio turnover rate.
To Be Announced (TBA) Transactions Risk –  TBA investments include when-issued and delayed delivery securities and forward commitments. TBA transactions involve the risk that the security the Fund buys will lose value prior to its delivery. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Fund may also take a short position in a TBA investment when it owns or has the right to obtain, at no added cost, identical securities. If the Fund takes such a short position, it may reduce the risk of a loss if the price of the securities declines in the future, but will lose the opportunity to profit if the price rises. TBA transactions may also result in a higher portfolio turnover rate and/or increased capital gains for the Fund.
Restricted Securities Risk –  Restricted securities are subject to the risk that they may be difficult to sell at the time and price the Fund prefers.
Loans and Loan Participations Risk –  Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the Fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. The risks associated with unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund’s investment. It may also be difficult to obtain reliable information about a loan or loan participation.
Many loans are subject to restrictions on resale (thus affecting their liquidity) and may be difficult to value. As a result, the Fund may be unable to sell its loan interests at an advantageous time or price. Loans and loan participations typically have extended settlement periods (generally greater than 7 days). As a result of these extended settlement periods, the Fund may incur losses if it is required to sell other investments or temporarily borrow to meet its cash needs. Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates).
The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and it normally would not have any direct rights against the borrower.
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Loan interests may not be considered “securities,” and purchasers, such as the Fund, may not, therefore, be entitled to rely on the anti-fraud protections of the federal securities laws. The Fund may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a loan or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.
U.S. Government Securities Risk –  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.
Sovereign Debt Risk –  Non-U.S. sovereign and quasi-sovereign debt are subject to the risk that the issuer or government authority that controls the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or economic region, levels of foreign debt or foreign currency exchange rates.
Liquidity Risk –  The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s performance.
Sustainable Investing Risk –  Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because the sub-adviser evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by the sub-adviser to fit within its sustainability criteria do not operate as anticipated. Although the sub-adviser seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. The sub-adviser’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well.
Active Investment Management Risk –  The risk that, if the sub-adviser’s investment strategy, including allocating assets to specialist portfolio managers, does not perform as expected, the Fund could underperform its peers or lose money. The investment styles employed by the specialist portfolio managers may not be complementary, which could adversely affect the performance of the Fund.
LIBOR Risk –  The transition away from the London Interbank Offered Rate (LIBOR) could affect the value and liquidity of instruments that reference LIBOR, especially those that do not have fallback provisions. While some instruments may provide for an alternative rate setting methodology in the event LIBOR is no longer available, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain.
Market Price Risk –  The net asset value (“NAV”) of the Fund’s shares and the value of your investment may fluctuate. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV and changes in the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the shares on the Fund’s listing exchange. Although it is expected that the Fund’s shares will remain listed on the exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. During such periods, you may be unable
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to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the investment manager nor the Fund’s sub-adviser can predict whether the Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike many ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or to what extent the Fund’s shares will trade at premiums or discounts to NAV or to the intraday value of the Fund’s holdings.
Cash Transactions Risk –  The Fund, unlike certain other ETFs, may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Because the Fund may effect redemptions for cash rather than in-kind, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
Authorized Participant Concentration Risk –  Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Active Trading Risk –  Active trading could increase the Fund’s transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.
The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and “More Information about Risks” in the Fund’s statutory prospectus.
PAST PERFORMANCE. Because the Fund has not commenced operations as of December 31, 2020, no performance history has been provided. The Fund’s performance is only shown in the prospectus when the Fund has had a full calendar year of operations. Performance information will be available at hartfordfunds.com. Keep in mind that past performance does not indicate future results.
MANAGEMENT. The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Wellington Management.
Portfolio Manager	Title	Involved with Fund Since
Campe Goodman, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2021
Joseph F. Marvan, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2021
Robert D. Burn, CFA	Managing Director and Fixed Income Portfolio Manager	2021
PURCHASE AND SALE OF FUND SHARES. The Fund is an exchange-traded fund (“ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with the Fund. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). When buying and selling Fund shares on an exchange, therefore, investors may incur costs related to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) (the “bid-ask spread”). The Fund will only issue or redeem shares at NAV that have been aggregated into blocks of shares (“Creation Units”) to authorized participants (“Authorized Participants”) who have entered into participation agreements with the Fund‘s distributor, ALPS Distributors, Inc. (the “Distributor”). The
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Fund will issue or redeem Creation Units in return for a basket of securities and/or cash that the Fund specifies each business day. Additional information about the Fund, including the Fund’s net asset value, market price, premiums and discounts and bid-ask spreads can be found at hartfordfunds.com.
TAX INFORMATION. The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for services and/or data related to the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.
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Summary Information About the Exchange-Traded Fund
This prospectus describes an ETF: Hartford Sustainable Income ETF (the “Fund” or the “Sustainable Income ETF”), a series of Hartford Funds Exchange-Traded Trust (the “Trust”). The Fund provides access to the professional investment advisory services offered by Hartford Funds Management Company, LLC (“HFMC”) and Wellington Management Company LLP (“Wellington Management”). ETFs are funds that trade on an exchange like other publicly-traded securities and may be designed to track an index or to be actively managed. The Fund is actively managed and does not seek to replicate the performance of a specified index. Unlike shares of a mutual fund, which all shareholders can buy or redeem directly from the issuing fund at a price based on Net Asset Value (“NAV”), only Authorized Participants may buy and redeem shares of the Fund directly from the Fund at NAV. Also, unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund will be listed and traded at market prices on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Shares of the Fund may be listed and traded on other secondary markets. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in Creation Units, which only Authorized Participants may purchase or redeem directly with the Fund at NAV. These transactions are in exchange for securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not purchase or redeem shares directly from the Fund.
An investment in the Fund should not by itself constitute an entire investment program. This prospectus explains what you should know about the Fund before you invest. Please read it carefully. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which HFMC acts as investment manager/adviser, or for which Wellington Management acts as sub-adviser, including funds with names, investment objectives and policies similar to the Fund. Certain affiliates of the Fund and HFMC may purchase and resell Fund shares pursuant to this prospectus.
Additional information about the Fund, including Fund fact sheets, and information regarding the Fund’s net asset value, market price, bid-ask spreads and the number of days that the Fund’s shares traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, can be found at hartfordfunds.com.
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Additional Information Regarding Investment Strategies and Risks
Information about the Fund’s investment objective and principal strategy is provided in the summary section of this prospectus. Additional information regarding the investment strategy and other investment policies for the Fund is provided below.
Sustainable Income ETF
In pursuit of its principal investment strategy, the Fund may also (1) engage in short-selling of “to-be-announced” investments; (2) enter into bond forwards; (3) invest in other investment companies (including exchange-traded funds); (4) invest in exchange traded notes; (5) invest in convertible securities, including contingent capital securities (also known as contingent convertible securities or CoCos); (6) invest in preferred stock; (7) invest in common stock; (8) invest in credit risk transfer securities; and (9) invest in collateralized loan obligations.
The sub-adviser, Wellington Management, blends longer-term, strategic positioning with shorter term, tactical investment strategies within a sustainable investing framework. Wellington Management seeks to add value from top-down sector rotation decisions, bottom-up security selection within sectors, and interest rate management. As a part of the investment process, Wellington Management seeks to exploit inefficiencies in high yield credit markets. Issuers that can have a positive social and/or environmental impact are issuers whose core business and projects, in Wellington Management’s assessment, address some of the world’s critical social and environmental issues, as reflected in Wellington Management’s proprietary impact themes and the UN Sustainable Development Goals (UN SDGs). The UN SDGs are a series of goals published by the United Nations that recognize that ending poverty and other deprivations must go hand-in-hand with strategies that improve health and education, reduce inequality, and spur economic growth –  all while tackling climate change and working to preserve our oceans and forests. In identifying ESG leaders and improvers, Wellington Management seeks to identify issuers that it believes demonstrate prudent management of material ESG characteristics, or which are committed to improving their practices within a reasonable period of time. Wellington Management conducts its analysis of sustainable attributes through its own proprietary research (including fundamental research and proprietary ESG scores prepared by its dedicated ESG team), analysis of publicly available information, its engagement with certain issuers, and if applicable, third party data. Examples of such ESG characteristics could include energy consumption and greenhouse gas emissions, supply-chain risk management, gender diversity, employee engagement, independent board leadership and CEO compensation. Wellington Management believes that issuers with elevated carbon footprints may be more likely to lose access to the capital markets in the future, which in turn could have a negative impact on bondholders. Wellington Management will look to engage with individual issuers on ESG issues where it believes that positive change can be brought about through direct interaction. Wellington Management consults its dedicated ESG analysts for insight on material factors of differentiation between issuers within regional and sector peer groups. The ESG analysts also assist Wellington Management in its identification of global best practices and preparation for issuer engagement and collaborate on new research paths. Wellington Management will apply the determination of whether an issuer fits within its sustainability framework at the time of purchase. If the sustainability attributes of a security change after the time of purchase, the Fund may continue to hold the security. Wellington Management may modify its sustainability framework to include additional types of issuers without notice to shareholders.
Investment Policies
The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other included investments. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” policy, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.
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More Information About Risks
The principal and certain additional risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. Many factors affect the Fund’s performance. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by the Fund have varying degrees of risk. The Fund’s statement of additional information (“SAI”) contains more detailed information about the Fund’s investment policies and risks.
√Principal Risk X Additional Risk	Sustainable Income ETF
Active Investment Management Risk	√
Active Trading Risk	√
Authorized Participant Concentration Risk	√
Bond Forwards Risk	X
Call Risk	√
Cash Transactions Risk	√
Convertible Securities Risk	X
Counterparty Risk	X
Credit Risk	√
Credit Risk Transfer Securities Risk	X
Currency Risk	X
Derivatives Risk	√
Forward Currency Contracts Risk	√
Futures and Options Risk	√
Hedging Risk	X
Swaps Risk	√
Equity Risk	X
Exchange Traded Funds Risk	X
Exchange Traded Notes Risk	X
Foreign Investments Risk	√
Sovereign Debt Risk	√
Emerging Markets Risk	√
High Yield Investments Risk	√
Illiquid Investments Risk	X
Inflation-Protected Securities Risk	X
Interest Rate Risk	√
Issuer Risk	X
Large Shareholder Transaction Risk	X
Leverage Risk	√
LIBOR Risk	√
Liquidity Risk	√
Loans and Loan Participations Risk	√
Market Price Risk	√
Market Risk	√
Mortgage-Related and Other Asset-Backed Securities Risk	√
Collateralized Loan Obligations Risk	X
Municipal Securities Risk	X
New Fund Risk	X
No Guarantee of Active Trading Market Risk	X
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√Principal Risk X Additional Risk	Sustainable Income ETF
Other Investment Companies Risk	X
Restricted Securities Risk	√
Secondary Trading Market Issues	X
Securities Lending Risk	X
Short Sales of To Be Announced (TBA) Securities Risk	X
Sustainable Investing Risk	√
To Be Announced (TBA) Transactions Risk	√
Use as an Underlying Fund Risk	X
U.S. Government Securities Risk	√
Valuation Risk	X
Volatility Risk	X
ACTIVE INVESTMENT MANAGEMENT RISK–  The risk that, if the investment decisions and strategy of the portfolio manager(s) do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio manager(s) about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio manager(s)’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. In addition, to the extent the Fund allocates a portion of its assets to specialist portfolio managers, the styles employed by the different portfolio managers may not be complementary, which could adversely affect the Fund’s performance.
ACTIVE TRADING RISK –  Active trading could increase the Fund’s transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may also adversely affect Fund performance.
AUTHORIZED PARTICIPANT CONCENTRATION RISK –  Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
BOND FORWARDS RISK –  A bond forward is a contractual agreement between the Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. When the Fund enters into a bond forward, it will also simultaneously enter into a reverse repurchase agreement. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time the Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements carry the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. The Fund could also lose money if it is unable to recover the securities and/or the value of any collateral held or assets segregated by the Fund to cover the transaction declines below the value of securities. The use of reverse repurchase agreements may increase the possibility of fluctuation in the Fund’s NAV.
CALL RISK –  Call risk is the risk that an issuer, especially during periods of falling interest rates, may redeem a security by repaying it early. If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. This could potentially lower the Fund’s income, yield and distributions to shareholders.
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CASH TRANSACTIONS RISK –  The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects creations and redemptions primarily or wholly in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gains on the distributed portfolio securities at the Fund level. When the Fund effects redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If the Fund realizes a gain on these sales, the Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally distributes these gains to shareholders to avoid capital gains taxes at the Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
CONVERTIBLE SECURITIES RISK –  The market value of a convertible security typically performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk that apply to the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).
The Fund may invest in contingent capital securities (also known as contingent convertible securities or CoCos). CoCos are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Investments in CoCos may be considered speculative.
COUNTERPARTY RISK –  With respect to certain transactions, such as over-the-counter derivatives contracts or repurchase agreements, the Fund will be exposed to the risk that the counterparty to the transaction may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating its positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, the inability to realize any gains on its investment during such period and any fees and expenses incurred in enforcing its rights. The Fund also bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a counterparty. Over-the-counter derivatives may not offer the Fund the same level of protection as exchange traded derivatives.
CREDIT RISK –  Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.
CREDIT RISK TRANSFER SECURITIES RISK –  Credit risk transfer (“CRT”) securities are fixed income securities that transfer the credit risk related to certain types of mortgage backed securities (“MBS”) to the owner of the CRT securities. If the underlying mortgages default, the principal of the owners of CRT securities is used to pay back holders of the MBS. As a result, all or part of the mortgage default or credit risk associated with the underlying mortgage pools is transferred to the Fund. Therefore, the Fund could lose all or part of its investments in CRT securities in the event of default by the underlying mortgages.
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CURRENCY RISK –  The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.
DERIVATIVES RISK –  The Fund may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges. Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:
Counterparty/Credit Risk - the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.
Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. In October 2020, the SEC adopted new regulations applicable to the Fund’s use of derivatives, short sales, reverse repurchase agreements, and certain other instruments that will, among other things, require the Fund to adopt a derivatives risk management program and appoint a derivatives risk manager that will manage the program and communicate to the board of trustees of the Fund. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of the new rule. The SEC also eliminated the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments, as discussed herein, effective at the time that the Fund complies with the new rule. The new rule could impact the effectiveness or raise the costs of the Fund’s derivatives transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect Fund performance and cause the Fund to lose value. Compliance with the new rule will be required in August 2022.
Tax Risk - The tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the sub-adviser to use derivatives when it wishes to do so.
Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.
If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.
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FORWARD CURRENCY CONTRACTS RISK –  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow the Fund to establish a fixed rate of exchange for a future point in time. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.
FUTURES AND OPTIONS RISK –  An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the sub-adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
HEDGING RISK –  Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
SWAPS RISK –  Swap agreements are contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference asset (such as interest rates). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets.
Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because certain swaps are two-party contracts and because they may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
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The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the sub-adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.
Certain swaps are centrally-cleared and are exchange-traded. Central clearing tends to decrease credit risk, and exchange trading is expected to improve liquidity. However, central clearing does not make the contracts risk-free and there is no guarantee that the Fund would consider all exchange-traded swaps to be liquid.
In order to reduce the risk associated with leveraging, the Fund may “set aside” liquid assets (often referred to as “asset segregation”), or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) or the rules and SEC interpretations thereunder. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.
Credit Default Swaps Risk - A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Interest Rate Swaps Risk - In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Total Return Swaps Risk - In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Volatility Swaps Risk - The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the sub-adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the sub-adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap. Volatility swaps can have the potential for unlimited losses.
EQUITY RISK –  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.
Initial Public Offering Risk –  IPOs are initial public offerings of equity securities. Securities issued in IPOs have no trading history, and information about the companies may only be available for very limited periods. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO is complete. Although investments in IPOs have the potential to produce substantial gains in a short period of time, there is no assurance that the Fund will have access to profitable IPOs, that any particular IPO will be successful, or that any gains will be sustainable. Investors should not rely on past gains attributable to IPOs as an indication of future performance.
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EXCHANGE TRADED FUNDS RISK –  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; the risk that, to the extent the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; the risk of more frequent price fluctuations due to secondary market trading, which may result in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging markets risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.
EXCHANGE TRADED NOTES RISK –  Exchange traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks, including credit risk, similar to those of fixed-income securities, and trade on a major exchange similar to shares of exchange-traded funds (“ETFs”). Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.
FOREIGN INVESTMENTS RISK –  Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:
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changes in currency exchange rates
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changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
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increased volatility
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substantially less volume on foreign stock markets and other securities markets
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higher commissions and dealer mark-ups
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inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement
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less uniform accounting, auditing and financial reporting standards
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less publicly available information about a foreign issuer or borrower
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less government regulation and oversight
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unfavorable foreign tax laws
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political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions)
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differences in individual foreign economies
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geopolitical events (including pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets
Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.
The impact of the United Kingdom’s departure from the European Union (“EU”), commonly known as “Brexit,” and the potential departure of one or more other countries from the EU has and may have significant political and financial consequences for global markets. These consequences include greater market volatility and illiquidity, currency
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fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Uncertainty relating to the United Kingdom’s post-departure framework and relationships may have adverse effects on asset valuations and the renegotiation of trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.
SOVEREIGN DEBT RISK –  In addition to the risks associated with investment in debt securities and foreign securities generally, sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt or otherwise meet its obligations. This may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. Furthermore, there is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. In addition, if a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Unlike most corporate debt restructurings, the fees and expenses of financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign debt securities instead of the sovereign entity itself. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments, and similar occurrences may happen in the future.
Sub-sovereign bonds represent the debt of state, provincial, territorial, municipal, local or other political sub-divisions, including other governmental entities or agencies. Quasi-sovereign bonds represent the debt of corporations that have significant government ownership. Sub-sovereign and quasi-sovereign bonds are subject to the risks of investing in sovereign debt generally. In addition, sub-sovereign and quasi-sovereign debt may or may not be issued by or guaranteed as to principal and interest by a governmental authority. Certain foreign government securities may be backed by the issuer’s right to borrow from a central bank or other regional banking entity while others may be backed only by the assets and credit of the issuing foreign entity. If an issuer of sub-sovereign or quasi-sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer.
The Fund may invest in obligations issued or guaranteed by supranational entities, which may include, for example, entities such as the International Bank for Reconstruction and Development (the World Bank). If one or more shareholders of a supranational entity fails to make necessary additional capital contributions, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
EMERGING MARKETS RISK –  The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to
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dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
In addition, as much of China’s growth over recent decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. In addition, it is possible that the continuation or worsening of the current political climate could result in regulatory restrictions being contemplated or imposed in the U.S. or in China that could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective.
The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.
HIGH YIELD INVESTMENTS RISK –  Although high yield investments (also known as “junk bonds”) generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:
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Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
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Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
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Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
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Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
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The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
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The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
ILLIQUID INVESTMENTS RISK –  An illiquid investment means an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days without the sale or disposition significantly changing the market value of the investment, as determined under the Fund’s liquidity risk management program. In addition, securities and other investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. If the Fund holds illiquid investments, it may be unable to quickly sell them or may be able to sell them only at a price below current value. If one or more of the Fund’s investments becomes illiquid, the Fund may exceed its limit on such investments. In this case, the Fund will consider appropriate steps to bring the Fund’s holdings back under the limit.
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INFLATION-PROTECTED SECURITIES RISK –  The value of inflation-protected securities generally fluctuates in response to changes in real interest rates (stated interest rates adjusted to factor in inflation). In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The market for Treasury inflation-protected securities (“TIPS”) and corporate inflation-protected securities (“CIPS”) may be less developed or liquid, and more volatile, than certain other securities markets. There can be no assurance that the inflation index used in these securities (i.e., the CPI) will accurately measure the real rate of inflation. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income for the amount of the increase in the calendar year, even though the Fund will not receive its principal until maturity.
INTEREST RATE RISK –  The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. For this reason, the longer the Fund’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price. Falling interest rates may also lead to a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. A rise in interest rates could also cause investors to rapidly move out of fixed-income securities, which may increase redemptions in the Fund and subject the Fund to increased liquidity risk. A substantial increase in interest rates may also have an adverse impact on the liquidity of one or more portfolio securities, especially those with longer maturities.
Risks associated with rising interest rates are currently heightened because interest rates remain near historic lows. The U.S. Federal Reserve Board and other central banks may raise the federal funds rate and equivalent rates. Any such increases will likely cause market interest rates to rise, which will cause the value of the Fund’s fixed income holdings, particularly those with longer maturities, to fall. Any such rate increases may also increase volatility and reduce liquidity in the fixed income markets, which would make it more difficult to sell the Fund’s fixed income investments. Changes in central bank interest rate policies could also result in higher than normal selling of Fund shares, which could potentially increase portfolio turnover and the Fund’s transaction costs.
ISSUER RISK –  The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
LARGE SHAREHOLDER TRANSACTION RISK –  Certain shareholders, including funds advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”) or an affiliate, may from time to time own a substantial amount of the Fund’s shares. A third-party investor, HFMC or an affiliate of HFMC, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.
LEVERAGE RISK –  Certain transactions, including derivatives, to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. To reduce the risk associated with leveraging, the Fund may “set aside” liquid assets (often referred to as “asset segregation”), or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.
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LIBOR RISK –  The use of certain London Interbank Offered Rates (collectively, “LIBOR”) are expected to be phased out by the end of 2021. However, it is possible that certain LIBORs may continue beyond 2021 and the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to the end of 2021 with respect to certain LIBORs or mid-2023 for the remaining LIBORs.
LIQUIDITY RISK –  Liquidity risk exists when the markets for particular investments or types of investments are or become relatively illiquid so that it is difficult or impossible for the Fund to sell the investment at the price at which the Fund has valued it. Illiquidity may result from political, economic or issuer specific events; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. If the Fund and its affiliates hold a significant portion of a single issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held.
Market quotations for illiquid or less liquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have a negative impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, it may be difficult for the Fund to value these investments and it may be necessary to fair value the investments. There can be no assurance that a security’s fair value accurately reflects the price at which the Fund could sell that security at that time, which could affect the proceeds of any sale or the number of Fund shares you receive upon purchase.
Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds are at or near historic lows in relation to market size. The significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be worse during periods of economic uncertainty.
LOANS AND LOAN PARTICIPATIONS RISK –  The Fund may invest in loans and loan participations originated or issued by both banks and corporations. Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the Fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. The claims of holders of unsecured loans are subordinated to, and thus lower in priority of payment to, claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. Since they do not afford the lender recourse to collateral, unsecured loans are also subject to greater risk of nonpayment in the event of default than secured loans. Such loans generally have greater price volatility than more senior loans and may be less liquid. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund’s investment. It may also be difficult to obtain reliable information about a loan or loan participation.
Many loans are subject to extended settlement periods and it may take greater than seven days for a loan purchase or sale transaction to settle. Loans may also be subject to restrictions on resale and may be difficult to value. Long settlement periods, any restrictions on the Fund’s ability to resell a loan investment and any difficulties in valuing a loan investment will have an adverse impact on the Fund’s ability to sell particular loans or loan participations when necessary to meet redemption requests or liquidity needs to the extent that such redemptions are effected on a cash basis, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower. These effects may make it more difficult for the Fund to pay Authorized Participants when they redeem their Fund shares to
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the extent that such redemptions are effected on a cash basis. Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates).
Commercial banks and other financial institutions or institutional investors make floating rate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on these loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Fund may not recover its investment or recovery may be delayed. By investing in such a loan, the Fund may become a member of the syndicate.
The loans in which the Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Additionally, with respect to loan participations, the Fund, as a participant in a loan, will not have any direct claim on the loan or against the borrower, and the Fund may be subject to greater delays, expenses and risks than would have been involved if the Fund had purchased a direct obligation of the borrower. In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate whom undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan (such as processing LIBOR calculations, processing draws, etc.). Because the sub-adviser relies primarily on its own evaluation of a borrower’s credit quality, the Fund is dependent on the analytical abilities of the sub-adviser with respect to its investments in loans.
Compared to securities and to certain other types of financial assets, purchases and sales of Senior Loans take relatively longer to settle, partly due to the fact that Senior Loans require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, recent regulatory changes have increasingly caused dealers to insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale of a Senior Loan in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell Senior Loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.
This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, Senior Loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a Senior Loan; (iv) inhibit the Fund’s ability to re-sell a Senior Loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
Loan interests may not be considered “securities,” and, therefore, purchasers such as the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws. The Fund may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a loan or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.
MARKET PRICE RISK –  The NAV of the Fund’s shares and the value of your investment may fluctuate. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV, and changes in the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the shares on the listing exchange. Although it is expected that the Fund’s shares will remain listed on an exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. During such periods, you may be unable to sell your shares or
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may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the investment manager nor the Fund’s sub-adviser can predict whether the Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s portfolio holdings trading individually or in the aggregate at any point in time. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV. There can be no assurance as to whether and/or to what extent the Fund’s shares will trade at premiums or discounts to NAV or to the intraday value of the Fund’s holdings.
MARKET RISK –  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK –  Mortgage-related and other asset-backed securities are subject to certain risks, including credit risk and interest rate risk. These investments expose the Fund to “extension risk,” which is the risk that borrowers will repay a loan more slowly in periods of rising interest rates which could increase the interest rate sensitivity of certain investments — such as mortgage- and asset-backed securities — and cause the value of these investments to fall. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities and other asset-backed securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-backed securities are subject to “prepayment risk.” When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the Fund’s returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities are also subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, as a result of its investment in asset-backed securities, the Fund would be subject to the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
Collateralized debt obligations (“CDOs”), which are a type of asset-backed security, are subject to heightened risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; the Fund may invest in collateralized debt obligations that are subordinate to other classes and, therefore, will not have primary rights to any payments in bankruptcy; values may be volatile; and disputes with the issuer may produce unexpected investment results. The Fund’s investments in CDOs will not receive the same investor protection as an investment in registered securities. In
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addition, prices of CDO investments can decline considerably. These types of instruments are frequently referred to as “mortgage derivatives” and are sensitive to changing interest rates and deteriorating credit environments. CDOs may lack of a readily available secondary market and be difficult to sell at the price at which the Fund values them.
The Fund may invest in uniform mortgage-backed securities, which are securities that generally align the characteristics of Fannie Mae and Freddie Mac certificates. Uniform mortgage-backed securities are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.
The Fund may invest in mortgage-backed securities issued by the U.S. Government or by non-governmental issuers. To the extent that the Fund invests in mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Mortgage-related securities issued by private issuers are subject to the credit risks of the issuers, as well as to interest rate risks. Timely payment of interest and principal of non-governmental issuers is supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. These risks are elevated given the current distressed economic, market, health and labor conditions, notably, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters.
COLLATERALIZED LOAN OBLIGATIONS RISK –  Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
MUNICIPAL SECURITIES RISK –  Municipal securities risks include the possibility that the issuer may not be able to pay interest or repay principal when due; the relative lack of information about certain issuers of municipal securities; and the possibility that future legislative changes could affect the market for and value of municipal securities. Municipal securities are subject to interest rate risk, credit risk and market risk. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt Fund performance. Because municipal securities are issued to finance similar projects, conditions in those sectors may affect the overall municipal securities market. Municipal securities may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, locality or US territory or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Investment in municipal securities is also subject to:
General Obligation Bonds Risks - The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks - Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks - Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
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Moral Obligation Bonds Risks - Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks - Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks - In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation (i.e., annually appropriate money to make the lease payments), it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk - Municipal securities are subject to the risk that the Internal Revenue Service may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal security is taxable, which may result in a significant decline in the value of the security.
NEW FUND RISK –  The Fund is a new fund which may result in additional risks. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
NO GUARANTEE OF ACTIVE TRADING MARKET RISK –  While Fund shares are listed on an exchange, there can be no assurance that active trading markets for shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s shares.
OTHER INVESTMENT COMPANIES RISK –  Investments in securities of other investment companies, including ETFs, are generally subject to limitations prescribed by the 1940 Act and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies, including ETFs, to meet their investment objective.
A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.
RESTRICTED SECURITIES RISK –  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses. Please see “Rule 144A Securities and Regulation S Securities Risk” below.
Rule 144A Securities and Regulation S Securities Risk - “Rule 144A” securities are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. Rule 144A investments are subject to certain additional risks compared to publicly traded securities. If there are not enough qualified buyers interested in purchasing Rule 144A securities when the Fund wishes to sell such securities, the
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Fund may be unable to dispose of such securities promptly or at reasonable prices. For this reason, although Rule 144A securities are generally considered to be liquid, the Fund’s holdings in Rule 144A securities may adversely affect the Fund’s overall liquidity if qualified buyers become uninterested in buying them at a particular time. Issuers of Rule 144A securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of a security. Offerings of Regulation S securities may be conducted outside of the United States. Regulation S securities are generally less liquid than registered securities, as a result, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
SECONDARY TRADING MARKET ISSUES –  Trading in shares on a listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to the risk of trading halts caused by extraordinary market volatility pursuant to the specific exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. There also can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for the shares (including through a trading halt) may result in market prices for shares of the Fund that differ significantly from its NAV or to the intra-day value of the Fund’s holdings. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.
Given the nature of the relevant markets for certain of the securities held by the Fund, shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time from the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the listing exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the shares’ NAV may widen.
When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by that broker. In addition, the market price of Fund shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread on the Fund’s shares may increase significantly. This means that Fund shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during periods of significant market volatility.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are, therefore, subject to the risk of increased volatility and price decreases associated with being sold short.
SECURITIES LENDING RISK –  Securities lending involves the risk that the Fund may lose money because the borrower of the securities the Fund has loaned out fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. Securities lending also involves exposure to certain additional risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process –  especially so in certain international markets), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although the Fund’s
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securities lending agent has agreed to provide the Fund with indemnification in the event of a borrower default, the Fund is still exposed to the risk of losses in the event a borrower does not return the Fund’s securities as agreed and the agent fails to indemnify the Fund.
SHORT SALES OF TO BE ANNOUNCED (TBA) SECURITIES RISK – When the Fund enters into a short sale of a TBA security it effectively agrees to sell at a future date and price a security it does not own. Although most TBA short sale transactions are closed before the Fund would be required to deliver the security, if the Fund does not close the position, the Fund may have to purchase the securities needed to settle the short sale at a higher price than anticipated. This would cause the Fund to lose money. The Fund may not always be able to purchase the securities required to settle a short at a particular time or at an attractive price. The Fund may incur increased transaction costs associated with selling TBA securities short. In addition, taking short positions in TBA securities results in a form of leverage, which could increase the volatility of the Fund’s returns.
SUSTAINABLE INVESTING RISK –  Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Although the sub-adviser seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. The sub-adviser’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. Because the sub-adviser evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. There is a risk that the information that the sub-adviser uses in evaluating an issuer may be incomplete, inaccurate or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, the sub-adviser’s assessment of whether an issuer fits within its sustainability criteria is made at the time of purchase and as a result, there is a risk that the issuers identified by the sub-adviser will not operate as anticipated and will no longer fit within the sub-adviser’s sustainability criteria. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to sustainable investing.
TO BE ANNOUNCED (TBA) TRANSACTIONS RISK –  TBA investments include when-issued and delayed delivery securities and forward commitments. TBA transactions involve the risk that the security the Fund buys will lose value prior to its delivery. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund would lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Fund may also take a short position in a TBA investment when it owns or has the right to obtain, at no added cost, identical securities. If the Fund takes such a short position, it may reduce the risk of a loss if the price of the securities declines in the future, but will lose the opportunity to profit if the price rises.
USE AS AN UNDERLYING FUND RISK –  The Fund may be an investment (an “Underlying Fund”) of one or more fund of funds. The term “fund of funds” refers to a fund that pursues its investment objective by investing primarily in other funds. As a result, the Fund may be subject to the following risks:
•
The Fund, as an Underlying Fund, may experience relatively large redemptions or investments as a fund of funds periodically reallocates or rebalances its assets. These transactions, to the extent they are effected on a cash basis, may cause the Fund to sell securities to meet such redemptions, or to invest in cash, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect Fund performance.
•
Such transactions could increase or decrease the frequency of capital gain recognition by a Fund and could affect the timing, amount and character of distributions you receive from the Fund.
U.S. GOVERNMENT SECURITIES RISK –  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected
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by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, which is the risk that the U.S. Treasury will be unable to meet its payment obligations. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
VALUATION RISK –  The risk that the sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. In addition, the Fund may rely on various third-party sources to calculate its net asset value. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or system failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation, and/or the inability to calculate net asset value over extended periods. The Fund may be unable to recover any losses associated with such failures.
VOLATILITY RISK –  The value of the Fund’s investments may fluctuate over a relatively short period of time. These fluctuations may cause the Fund’s net asset value per share to experience significant changes over similarly short periods of time.
TRANSACTIONS IN FUND SHARES BY THE INVESTMENT MANAGER AND ITS AFFILIATES
HFMC and its affiliates may purchase and sell Fund shares in secondary market transactions on behalf of their own accounts or the accounts of their advisory clients. Such investments and transactions in Fund shares may be substantial in comparison to the investments and transactions in Fund shares by non-affiliated investors. In particular, HFMC is the investment manager to a group of asset allocation funds (each an “Asset Allocation Fund” and, collectively, the “Asset Allocation Funds”), each of which operates as a fund-of-funds and invests substantially all of its assets in underlying funds for which HFMC serves as the investment manager, including the Fund. The Asset Allocation Funds may currently and from time to time hold (or beneficially own) a substantial percentage of the Fund’s outstanding shares. To the extent that an Asset Allocation Fund owns more than 25% of the Fund’s shares, the Asset Allocation Fund will be deemed to hold a controlling interest in the Fund. Such controlling interest may create a conflict of interest for HFMC in managing both the Fund and the Asset Allocation Funds. To address the potential conflicts of interest that may arise from managing the Fund and other accounts, including the Asset Allocation Funds, HFMC has adopted policies and procedures that are designed to identify and mitigate the risks associated with these potential conflicts of interests. For example, HFMC or an Asset Allocation Fund generally will vote Fund shares that it beneficially owns in the same proportion as the votes of other non-affiliated beneficial owners of the same Fund. In addition, HFMC and its affiliates, including the Asset Allocation Funds, may from time to time be substantially, if not entirely, responsible for the trading activity in the Fund’s shares, which may be comprised of purchase or sale transactions initiated by HFMC and its affiliates. Such trading activity by the Fund’s affiliates may impact other investors seeking to purchase or sell Fund shares at the same time, which may diminish over time to the extent that the Fund increases in size and becomes more broadly owned.
Use of Cash or Money Market Investments
The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.
The Fund may invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity, for cash management purposes, or in response to atypical circumstances such as unusually large cash inflows or redemptions. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective, and may lose the benefit of market upswings.
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Participation In Securities Lending Activities
The Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets.
Operational Risks Associated With Cybersecurity
The Fund and its service providers use internet, technology and information systems, which may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or Fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.
About The Fund’s Investment Objective
The Fund’s investment objective may be changed by the Fund’s Board without approval of the shareholders of the Fund. The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective. In addition, the Trust may determine to cease operating the Fund as an “exchange-traded” fund and cause the Fund’s shares to stop trading on a securities exchange.
The Board reserves the right to convert the Fund to a master-feeder structure without shareholder approval and with advance notice to the Fund’s shareholders. Under a master-feeder structure, the Fund (i.e., feeder fund) would seek to achieve its investment objective by investing all or a portion of its investable assets in another open-end investment management company (i.e., master fund) with substantially the same investment objective, restrictions and policies, instead of investing in portfolio securities directly.
Consequences of Portfolio Trading Practices
The Fund may have a relatively high portfolio turnover and may, at times, engage in short-term trading. To the extent that Creation Unit purchases from and redemptions by the Fund are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. Such activity could produce higher brokerage expenses for the Fund and higher taxable distributions to the Fund’s shareholders and therefore could adversely affect the Fund’s performance. In addition, large movements of cash into or out of the Fund may negatively impact the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. The Fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax advisor for individual tax advice.
Additional Investment Strategies and Risks
The Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).
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Disclosure of Portfolio Holdings
On each business day, before commencement of trading on Cboe BZX, the Fund will disclose on hartfordfunds.com the identities and quantities of the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day.
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.
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The Investment Manager and Sub-Adviser
THE INVESTMENT MANAGER
Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”) is the investment manager to the Fund. The Investment Manager is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut-based financial services company. As of June 30, 2021, the Investment Manager and its wholly owned subsidiary, Lattice Strategies LLC, had approximately $152.2 billion in discretionary assets under management. The Investment Manager is responsible for the management of the Fund and supervises the activities of the investment sub-adviser described below. The Investment Manager is principally located at 690 Lee Road, Wayne, Pennsylvania 19087.
“MANAGERS OF MANAGERS” STRUCTURE
The Investment Manager relies on an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) for the Fund under which it uses a “Manager of Managers” structure (the “Order”). The Investment Manager has responsibility, subject to oversight by the Board of Trustees, to oversee the sub-adviser and recommend its hiring, termination and replacement. The Order permits the Investment Manager, on behalf of the Fund and subject to the approval of the Board of Trustees, to hire, and to materially amend any existing or future sub-advisory agreements with sub-advisers that are not affiliated with the Investment Manager as well as sub-advisers that are indirect or direct, wholly owned subsidiaries of the Investment Manager or of another company that, indirectly or directly wholly owns the Investment Manager, in each case without obtaining approval from the Fund’s shareholders. Within 90 days after hiring any new sub-adviser, the Fund’s shareholders will receive information about any new sub-advisory relationship.
The Fund’s sole initial shareholder approved the operation of the Fund under any “Manager of Managers” structure, including under (i) the Order, and/or (ii) any future law, regulation, guidance or exemptive relief provided by the SEC.
THE INVESTMENT SUB-ADVISER
Wellington Management Company LLP (“Wellington Management”) serves as the sub-adviser to Sustainable Income ETF. Wellington Management performs the daily investment of the assets for the Fund. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2021, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.4 trillion in assets.
Portfolio MANAGERS
The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.
Campe Goodman, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as a portfolio manager of the Fund since 2021. Mr. Goodman joined Wellington Management as an investment professional in 2000.
Joseph F. Marvan, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2021. Mr. Marvan joined Wellington Management as an investment professional in 2003.
Robert D. Burn, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2021. Mr. Burn joined Wellington Management as an investment professional in 2007.
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MANAGEMENT FEE
The Fund pays a monthly management fee to the Investment Manager in return for providing investment advisory and administrative services under an unitary fee structure. The Investment Manager, not the Fund, pays the sub-advisory fees to Wellington Management out of its management fee. The management fee rate set forth in the Fund’s investment management agreement, which is based on the annual rate set forth below calculated on the average daily net assets of the Fund, is shown below.
Fund	Annual Rate
Sustainable Income ETF	0.54%
In addition to providing investment management services, the Investment Manager provides or procures administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund bears other expenses that are not covered under the management fee. These expenses, which may vary and may affect the total level of expenses paid by shareholders, include, but are not limited to, interest and taxes; brokerage commissions and other expenses connected with the execution of portfolio transactions; extraordinary non-recurring expenses, such as arbitration, litigation and indemnification expenses; and acquired fund fees and expenses. The Investment Manager generally earns or is expected to earn in the future a profit on the management fee paid by the Fund. Also, under the terms of the investment management agreement, the Investment Manager, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.
A discussion regarding the basis for the Board of Trustees’ approval of the investment management agreement for the Fund with the Investment Manager, as well as the investment sub-advisory agreement between the Investment Manager and the Fund’s sub-adviser, will be available in the Fund’s semi-annual report to shareholders for the period ended January 31, 2022.
ACQUIRED FUND FEES AND EXPENSES. The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies, including business development companies, in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.
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How To Buy And Sell Shares
BUYING AND SELLING SHARES
Shares of the Fund may be acquired or redeemed directly with the Fund only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption of Shares” section of the Statement of Additional Information. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed for trading on a national securities exchange and can be bought and sold in the secondary market through a broker-dealer at market price throughout the trading day like shares of other publicly traded companies. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. The Trust does not impose any minimum investment amount for shares of the Fund purchased on an exchange. Buying or selling the Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread - the difference between the bid price (the highest price at which buyers are willing to buy shares) and the ask price (the lowest price at which sellers are willing to sell shares) (the “bid-ask spread”). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity.
The Trust’s Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”). The Trust believes such a policy is not necessary or appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Fund shares remains at or close to NAV. Since the Fund issues and redeems Creation Units at NAV plus applicable transaction fees, and the Fund’s shares may be purchased and sold on Cboe BZX at prevailing market prices, the risks of frequent trading are limited.
Cboe BZX is the primary listing exchange for the Fund. The exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
A “Business Day” with respect to the Fund is each day the New York Stock Exchange (the “Exchange”) is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Exchange closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.
Section 12(d)(1) of the 1940 Act limits investments by registered investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), currently subject to certain terms and conditions set forth in an SEC exemptive order issued to HFMC and the Trust, including that such investment companies enter into an agreement with the Trust. Rule 12d1-4 under the 1940 Act rather than the exemptive order will govern investments in the Fund by other registered investment companies as of January 19, 2022.
Additional information about the Fund, including the Fund’s net asset value, market price, premiums and discounts and median bid-ask spreads, can be found at hartfordfunds.com.
BOOK ENTRY
Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a
34

registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.
Share Prices
The trading price of the Fund’s shares in the secondary market will generally differ from the Fund’s daily NAV per share and is affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intra-day portfolio indicative value (“iNAV”) of the Fund is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are primarily listed or by market data vendors or other information providers. The iNAV is based on the current market value of the securities and/or cash included in the Fund’s iNAV basket. The iNAV does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the iNAV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The iNAV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments and other assets held by the Fund. The quotations and/or valuations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the iNAV and make no representation or warranty as to the iNAV’s accuracy. An inaccuracy in the iNAV could result from various factors, including the difficulty of pricing portfolio instruments on an intra-day basis.
PREMIUMS AND DISCOUNTS
The daily market prices on secondary markets for shares of the Fund may differ from the Fund’s NAV. NAV is the price per share at which the Fund issues and redeems shares. See “Valuation of Shares” below. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which shares of the Fund are primarily listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and the Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during the Fund’s most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) can be found at hartfordfunds.com.
VALUATION OF SHARES
The Fund’s NAV per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders from Authorized Participants and calculate the Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade prices. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions. Special valuation considerations may apply with respect to the Fund’s “odd-lot” positions.
If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the
35

Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Securities or other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or sell shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short term investments maturing in 60 days or less are generally valued at amortized cost.
Exchange traded derivatives, such as options, futures and options on futures are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the close of the relevant exchange. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the close of the relevant exchange. OTC derivatives and other instruments that do not trade on an exchange are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or sell shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures established by the Trust’s Board of Trustees.
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Distribution Arrangements
ALPS Distributors, Inc., a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor for the Fund pursuant to a Distribution Agreement approved by the Board of Trustees of the Trust. The Distributor will not distribute shares in an amount that is less than a Creation Unit, and it does not maintain a secondary market in the shares. The Distributor may enter into participant agreements with other qualified financial institutions (i.e., Authorized Participants) with respect to creations and redemptions of Creation Units.
DISTRIBUTION PLAN
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). The 12b-1 Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The 12b-1 Plan permits the Fund to pay compensation at an annual rate of up to 0.25% of the Fund’s average daily net assets. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee with respect to the Fund at this time.
The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.
PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES
The investment manager and/or its affiliates may make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) for support and/or services related to activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems. The investment manager and/or its affiliates may also make payments to Financial Intermediaries for the provision of analytical or other data to the investment manager or its affiliates relating to sales of Fund shares. For these reasons, (1) if your Financial Intermediary receives greater payments with respect to the Fund than it receives with respect to other products, it may be more inclined to sell you shares of the Fund rather than another product and/or (2) if your Financial Intermediary receives greater payments with respect to the Fund, such payments may create an incentive for the Financial Intermediary to favor the Fund rather than other fund companies or investment products for which it may receive a lower payment. You may contact your Financial Intermediary if you want additional information regarding any additional payments it receives.
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Fund Distributions and Tax Matters
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Capital gains of the Fund are normally declared and paid annually. Dividends from net investment income of the Fund are normally declared and paid monthly.
Notwithstanding the foregoing, the Trust’s Board of Trustees has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has realized but not yet distributed taxable income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax advisor.
No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
TAXABILITY OF DIVIDENDS
Sustainable Income ETF
Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Given the investment strategies of the Fund, it is not expected that a significant portion of the Fund’s dividends would be eligible to be designated as qualified dividend income or for the dividends-received deduction for corporations.
An additional 3.8% Medicare tax is imposed on certain net investment income (including taxable distributions received from the Fund and net gains from redemptions of Fund shares) of individuals, estates and trusts to the extent that such person’s gross income, with certain adjustments, exceeds certain threshold amounts.
Some dividends paid in January may be taxable as if they had been paid the previous December.
Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable.
Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not taxable currently.
TAXES ON EXCHANGE-LISTED SHARES SALES
Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited. Consult your tax advisor if you sell shares held for less than six months at a loss after receiving a long-term capital gain distribution from the Fund.
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TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold shares.
ADDITIONAL INFORMATION
Shareholders may be subject to U.S. federal income tax withholding (currently, at the rate of 24%) of all taxable distributions if they fail to provide their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.
IRS Regulations require reporting to the IRS and furnishing to shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and sold on or after that date. Shareholders may elect from among several cost basis methods accepted by the IRS, including average cost. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
Shareholders that are non-resident aliens or foreign entities will generally be subject to withholding of U.S. federal income tax at the rate of 30% of all ordinary dividends if there is no applicable tax treaty or if they are claiming reduced withholding under a tax treaty and have not properly completed and signed the appropriate IRS Form W-8. Provided that the appropriate IRS Form W-8 is properly completed and provided to the applicable withholding agent, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.
If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, or if at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund will be eligible to file an election with the IRS that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Fund pays. Pursuant to this election (if made), a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability (subject to certain holding period and other requirements). The consequences of such an election are discussed in more detail in the SAI.
Withholding of U.S. tax (at a 30% rate) is required on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.
Distributions from the Fund may also be subject to state, local and foreign taxes. You should consult your own tax advisor regarding the particular tax consequences of an investment in the Fund.
This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.
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Performance Notes
The following notes provide additional information for understanding how the Fund measures its performance.
The Fund will measure its performance against the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
Additional Information Regarding Bloomberg Index(es) “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by HFMC.
The Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Fund. Bloomberg has no obligation to take the needs of HFMC or the owners of the Fund into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Fund’s customers, in connection with the administration, marketing or trading of the Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
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Prior Performance of Related Accounts
The following tables present the past performance of a composite (the “Composite”) and The Hartford Strategic Income Fund (the “Strategic Income Fund”), a series of The Hartford Mutual Funds, Inc. The Composite consists of all fee paying accounts under discretionary management by Wellington Management in Wellington Management’s multi sector income bond investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. Wellington Management also serves as the sub-adviser to the Strategic Income Fund, which has investment objectives, policies and strategies substantially similar to those of the Fund. As of December 31, 2020, the Composite only has one account, which is the Strategic Income Fund. Prior to that date, other accounts were included in the Composite from time to time. As of December 31, 2020, the Composite and the Strategic Income Fund did not have a sustainability focus similar to the Fund. As a result, the performance of the Composite and the Strategic Income Fund may be lower or higher if it had a sustainability focus. The net performance of the Strategic Income Fund reflects the total annual fund operating expenses of Class F of the Strategic Income Fund as reflected in its prospectus dated March 1, 2021. To calculate the performance of the Composite (Net of Class F expenses of the Strategic Income Fund), the total annual fund operating expenses of Class F of the Strategic Income Fund, as reflected in its prospectus dated March 1, 2021, were used. The gross Composite performance has been prepared in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the SEC’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data of the Composite shown in the tables does not reflect the deduction of investment advisory fees paid by accounts that make up the Composite and certain other expenses that would be applicable to exchange-traded funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Wellington Management in managing all multi sector income bond portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund.
Certain of the accounts that have previously been included in the Composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund and the Strategic Income Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite may have been less favorable had it been regulated as an investment company under the federal securities laws.
THE HISTORICAL PERFORMANCE OF EACH OF THE COMPOSITE AND STRATEGIC INCOME FUND IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUND’S FUTURE RESULTS. The Fund’s actual performance may differ significantly from the past performance of the Composite and the Strategic Income Fund. The personnel who managed the Strategic Income Fund and the other accounts that have made up the Composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the Fund. Performance information prior to April 2, 2012 for the Strategic Income Fund includes performance of the Strategic Income Fund’s previous sub-adviser, using a modified investment strategy.
While the account(s) in the Composite experience inflows and outflows of cash, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely affect the Fund’s performance.
COMPOSITE AND STRATEGIC INCOME FUND PERFORMANCE1
Average annual total returns for the periods ended December 31, 2020
	1 Year	5 Years	10 Years
Composite (Net of Class F expenses of the Strategic Income Fund)	12.73%	8.24%	5.84%
Composite (Gross)	13.40%	8.87%	6.46%
Strategic Income Fund (Class F) (Net of Class F expenses of the Strategic Income Fund)[2]	12.62%	8.13%	5.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%
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Total returns for the periods ended December 31
	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Composite (Net of Class F expenses of the Strategic Income Fund)	4.98%	11.31%	1.15%	3.36%	-2.81%	9.46%	8.86%	-1.55%	12.32%	12.73%
Composite (Gross)	5.60%	11.96%	1.75%	3.97%	-2.23%	10.11%	9.50%	-0.97%	12.98%	13.40%
Strategic Income Fund (Class F) (Net of Class F expenses of the Strategic Income Fund)[2]	7.60%	10.31%	0.93%	3.26%	-2.73%	9.06%	9.01%	-1.46%	12.05%	12.62%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	4.22%	-2.02%	5.97%	0.55%	2.65%	3.54%	0.01%	8.72%	7.51%

This is not the performance of the Fund.

Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Strategic Income Fund’s Class I shares. Performance information prior to April 2, 2012 for the Strategic Income Fund includes performance of the Strategic Income Fund’s previous sub-adviser, using a modified investment strategy.
Please see “Performance Notes” for a description of the index.
Past performance does not guarantee future results. Performance for the periods subsequent to those periods reflected herein may be lower.
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Financial Highlights
Because the Fund has not commenced operations as of its fiscal year end, no financial highlight information is available for the Fund.
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For More Information
Two documents are or will be available that offer further information on the Fund:
Annual/Semi-Annual Report To Shareholders
Additional information about the Fund’s investments will be included in the Fund’s annual and semi-annual reports, when available. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year (or the period as the case may be).
Statement of Additional Information (SAI)
The SAI contains more detailed information on the Fund. A current SAI has been filed with the SEC and the SAI is incorporated by reference into (which means it is legally a part of) this prospectus.
The Fund makes available this prospectus, the SAI and annual/semi-annual reports free of charge, on the Fund’s website at hartfordfunds.com.
To request a free copy of the current annual/semi-annual report for the Fund, when available, and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:
By Mail:
Hartford Funds	(For overnight mail)
690 Lee Road	Hartford Funds
Wayne, PA 19087	690 Lee Road
Wayne, PA 19087
By Phone:
1-800-456-7526
On The Internet:
hartfordfunds.com
Or you may view or obtain these documents from the SEC on the Internet or by E-Mail:
Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov
E-Mail: publicinfo@sec.gov
Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.
Net Asset Value. The Fund’s net asset value is available on a daily basis on the Fund’s website at hartfordfunds.com.
SEC File Number

Hartford Funds Exchange-Traded Trust 811-23222
HSUNPRO-09152021

September 15, 2021

STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED FUNDS
This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the prospectus of Hartford Sustainable Income ETF (the "Fund" or the "Sustainable Income ETF"), a series of Hartford Funds Exchange-Traded Trust (the “Trust”), as described below and as may be amended, restated or supplemented from time to time. The Trust is an open-end management investment company currently consisting of eight series. This SAI relates only to the series of the Trust listed below.
HARTFORD FUNDS EXCHANGE-TRADED TRUST
Fund	Exchange	Ticker
Hartford Sustainable Income ETF	Cboe BZX	HSUN
The Fund operates as an exchange-traded fund (“ETF”). As identified and described in more detail within the prospectus and this SAI, the Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.
Because the Fund has not commenced operations as of July 31, 2021, the Fund's audited financial statements are not yet available. The Fund’s prospectus is incorporated by reference into this SAI, and this SAI has been incorporated by reference into the Fund’s prospectus. A free copy of the Fund’s Annual/Semi-Annual Report, when available, and the Fund’s prospectus are available on the Fund’s website at hartfordfunds.com, and upon request, by writing to Hartford Funds, 690 Lee Road, Wayne, Pennsylvania 19087; or by calling 1-800-456-7526.
Date of Prospectus: September 15, 2021, as may be amended, restated or supplemented from time to time
Date of Statement of Additional Information: September 15, 2021

General Information
This SAI relates to the Fund listed on the front cover page.
The Trust is a Delaware statutory trust established under a Certificate of Trust dated September 20, 2010. The Trust operates pursuant to an Amended and Restated Agreement and Declaration of Trust dated December 8, 2016. The Fund operates as an ETF and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”).
The Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”). Alternatively, the Fund may issue and redeem Creation Units in exchange for a specified all-cash payment. Shares are redeemable by the Fund only in Creation Units, and, generally, in exchange for securities and/or cash. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Creation Units typically are comprised of a specified number of shares.
The Fund may charge creation/redemption transaction fees for each creation and redemption. In all cases, redemption transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (currently, no more than 2% of the value of the shares redeemed). See the “Creation and Redemption of Shares” section below.
The Fund is not an index fund. The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The Fund is a diversified fund.
Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”) is the investment manager to the Fund. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut-based financial services company. The Hartford may be deemed to control HFMC through the indirect ownership of such entity. In addition, Wellington Management Company LLP (“Wellington Management” or the "Sub-Adviser") is the sub-adviser to the Fund. Wellington Management performs the daily investment of the assets for the Fund. ALPS Distributors, Inc. (“ALPS” or the “Distributor”) is the principal underwriter to the Fund.
HFMC also serves as the investment manager to the series of The Hartford Mutual Funds, Inc., certain series of The Hartford Mutual Funds II, Inc., Hartford Schroders Opportunistic Income Fund, the series of Hartford Series Fund, Inc., and the series of Hartford HLS Series Fund II, Inc.
Investments in the Fund are not:
•
Deposits or obligations of any bank;
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Guaranteed or endorsed by any bank; or
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Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.
The prospectus and SAI do not purport to create any contractual obligations between the Trust or the Fund and its shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Investment Manager or other parties who provide services to the Fund.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the “Summary Information About the Exchange-Traded Fund” and “How To Buy And Sell Shares” sections of the prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the prospectus. Shares of the Fund are listed and trade throughout the day on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Shares of the Fund may also trade on other secondary markets. Shares of the Fund may also be listed on certain foreign (non-U.S.) exchanges. There can be no assurance that the requirements of the Cboe BZX necessary to maintain the listing of shares of the Fund will be met on a continuing basis. The listing exchange may, but is not required to, remove the shares of the Fund from listing if: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund; (ii) the exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act to the extent the Fund’s listing is conditioned upon reliance on Rule 6c-11; (iii) the Fund no longer complies with the applicable rules for continued listing on the exchange; or (iv) any other event shall occur or condition shall exist that, in the opinion of the applicable exchange, makes further dealings on that exchange inadvisable. The Cboe BZX will delist the shares of the Fund upon termination of the Fund. In the event the Fund ceases to be listed on an exchange, the Fund may cease operating as an “exchange-traded” fund and operate as a mutual fund, provided that shareholders are given advance notice.
As in the case of other publicly-traded securities, when you buy or sell shares through a financial intermediary you will incur a brokerage commission determined by that financial intermediary.

In order to provide additional information regarding the intra-day value of shares of the Fund, the Cboe BZX or a market data vendor may disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated intra-day indicative value (“iNAV”) for the Fund as calculated by an information provider or market data vendor. The Trust will not be involved in or responsible for any aspect of the calculation or dissemination of the iNAV and makes no representation or warranty as to the accuracy of the iNAV. An iNAV is based on the current market value of the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the Business Day (as defined below), as disclosed on the Fund’s website prior to that Business Day’s commencement of trading.
The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
Investment Objectives and Policies
The investment objective and principal investment strategy of the Fund are described in the Fund's prospectus. Additional information concerning certain of the Fund’s investments, strategies and risks is set forth below.
A.
FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
The Fund has adopted the fundamental investment restrictions set forth below. Fundamental investment restrictions may not be changed without the approval of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. Under the 1940 Act and as used in the prospectus and this SAI, a “majority of the outstanding voting securities” means the lesser of (1) the holders of 67% or more of the outstanding shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.
Unless otherwise provided below, all references below to the assets of the Fund are in terms of current market value.
The Fund:
1. will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;
2. will not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and the rules and regulations thereunder as such may be interpreted or modified from time to time by regulatory authorities having appropriate jurisdiction;
3. will not make loans, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;
4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;
5. will not purchase or sell real estate, except to the extent permitted under the 1940 Act and the rules and regulations thereunder, as such may be interpreted or modified from time to time by regulatory authorities having appropriate jurisdiction; and
6. will not invest in physical commodities or contracts relating to physical commodities, except to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time and as set forth in the Fund’s prospectus and SAI.
B.
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
The following restrictions are non-fundamental restrictions and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.
The Fund may not:
1. Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its prospectus and this SAI, as they may be amended from time to time, and applicable law.
2. Purchase securities on margin except to the extent permitted by applicable law.
3. Purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets, except where the borrowing is for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, borrowing securities in connection with short sales (where permitted in the Fund’s prospectus and SAI), and other investments or transactions described in the Fund’s prospectus and this SAI, as they may be amended from time to time, are not deemed to be borrowings for purposes of this restriction.
4. Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s prospectus and SAI, as amended from time to time, and applicable law.
5. Invest more than 15% of its net assets in illiquid investments as determined pursuant to Rule 22e-4 under the 1940 Act and the Fund’s procedures adopted thereunder.

C.
NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND
The Fund must:
1. Maintain its assets so that, at the close of each quarter of its taxable year,
(a) at least 50% of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans), limited in respect of any one issuer to no more than 5% of the fair market value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and
(b) no more than 25% of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.
These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board without shareholder approval to the extent appropriate in light of changes to applicable tax law requirements.
D.
CLASSIFICATION
The Fund has elected to be classified as a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer (i) to an amount not greater in value than 5% of the value of the total assets of the Fund and (ii) to not more than 10% of the outstanding voting securities of such issuer.
The Fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders.
E.
ADDITIONAL INFORMATION REGARDING INVESTMENT RESTRICTIONS
The information below is not considered to be part of the Fund’s fundamental policies and is provided for informational purposes only.
Except with respect to the asset coverage requirements included in the limitation on borrowing set forth in Section A.1 above, if the percentage restrictions on investments described in this SAI and the Prospectus are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in the values of securities or loans, a change in the Fund’s net assets or a change in security characteristics is not a violation of any of such restrictions.
With respect to investment restriction A.2, the 1940 Act does not define what constitutes “concentration” in an industry. However, the SEC has taken the position that an investment in excess of 25% of the Fund’s total assets in one or more issuers conducting their principal business activities in the same industry generally constitutes concentration. The Fund does not apply this restriction to municipal securities, repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies. To the extent an underlying investment company has adopted an 80% policy that indicates investment in a particular industry, the Fund will take such policy into consideration for purposes of the Fund’s industry concentration policy.
With respect to investment restriction A.5, the 1940 Act does not directly restrict the Fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund may acquire real estate as a result of ownership of securities or other instruments and the Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. The Fund is limited in the amount of illiquid assets it may purchase, and to the extent that investments in real estate are considered illiquid, Rule 22e-4 generally limits the Fund’s purchases of illiquid investments to 15% of its net assets.
With respect to investment restriction A.6, although the 1940 Act does not directly limit the Fund’s ability to invest in physical commodities or contracts relating to physical commodities, the Fund’s investments in physical commodities or contracts relating to physical commodities may be limited by the Fund’s intention to qualify as a registered investment company, as at least 90% of its gross income must come from certain qualifying sources of income, and income from physical commodities or contracts relating to physical commodities does not constitute qualifying income for this purpose. In addition, to the extent that any physical commodity or contracts relating to a physical commodity is considered to be an illiquid investment, Rule 22e-4 generally limits the Fund’s purchases of illiquid investments to 15% of its net assets. Other restrictions that could also limit the Fund’s investment in physical commodities or contracts relating to physical commodities include where that investment implicates the Fund’s diversification, concentration, or securities-related issuer policies, and where the Fund would need to take certain steps as set forth in its policies to avoid being considered to issue any class of senior securities.

F.
CERTAIN INVESTMENT STRATEGIES, RISKS AND CONSIDERATIONS
The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectus. Set forth below are further descriptions of certain types of investments and investment strategies used by the Fund. Please see the Fund's prospectus and the “Investment Objectives and Policies” section of this SAI for further information on the Fund’s investment policies and risks.
Certain descriptions in the Fund's prospectus and this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument that the Fund may purchase are meant to describe the spectrum of investments that the Fund’s sub-adviser, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets in accordance with the Fund’s investment objective, policies and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.
Investments in a new Fund with limited operating history gives rise to additional risks because there can be no assurance that the new Fund will grow to or be able to maintain an economically viable size. To the extent the Fund fails to grow to and maintain an economically viable size, the Board may decide to liquidate the Fund or reorganize the Fund into another Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation or reorganization may not be favorable to certain individual shareholders.
As a result of amendments to rules under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), HFMC must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund and be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. Under current CFTC rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts. HFMC will operate the Fund as a commodity pool. The Fund may choose to change its election at any time. The Fund may incur additional expenses as a result of being subject to CFTC regulations.
Investment Risks
The table and discussion set forth below provide descriptions of some of the types of investments and investment strategies that the Fund may use, and the risks and considerations associated with those investments and investment strategies. Please see the Fund's prospectus and the “Investment Objectives and Policies” section of this SAI for further information on the Fund’s investment policies and risks. Information contained in this section about the risks and considerations associated with the Fund’s investments and/or investment strategies applies only to the Fund.
The Fund may engage in any of the investment strategies or purchase any of the investments described below directly, through its investment in one or more other investment companies, or through hybrid instruments, structured investments, or other derivatives.
Sustainable Income ETF
Active Investment Management Risk	X
Active Trading Risk	X
Asset-Backed Securities	X
Collateralized Debt Obligations (CDOs)	X
Asset Segregation Risk	X
Authorized Participant Concentration Risk	X
Bond Forwards Risk	X
Borrowing Risk	X
Call Risk	X
Cash Transactions Risk	X
Commodities Regulatory Risk	X
Convertible Securities Risk	X
Contingent Convertibles Risk	X
Synthetic Convertibles Risk	X
Counterparty Risk	X
Credit Risk	X
Credit Risk Transfer Securities Risk	X
Currency Risk	X
Cybersecurity Risk	X
Depositary Receipts	X
Derivative Instruments	X
Hedging Risk	X
Options Contracts	X

Sustainable Income ETF
Futures Contracts and Options on Futures Contracts	X
Swap Agreements and Swaptions	X
Inflation-Linked Instruments	X
Hybrid Instruments	X
Credit-Linked Securities	X
Indexed Securities and Structured Notes	X
Event-Linked Bonds	X
Foreign Currency Transactions	X
Risk Factors in Derivative Instruments	X
Dollar Rolls	X
Equity Risk	X
Special Purpose Acquisition Companies Risk	X
Exchange Traded Funds (ETFs) Risk	X
Exchange Traded Notes (ETNs) Risk	X
Event Risk	X
Fixed Income Securities	X
Foreign Investments	X
Currency Risk and Exchange Risk	X
Principal Exchange Rate Linked Securities	X
Performance Indexed Paper	X
Settlement Risk	X
Government Intervention in Financial Markets	X
Healthcare-Related Securities Risk	X
High Yield Investments	X
Distressed Securities	X
Illiquid Investments	X
Inflation Protected Debt Securities Risk	X
Inflation Risk	X
Initial Public Offerings (“IPO”) Risk	X
Interest Rate Risk	X
Interfund Lending Program	X
Inverse Floating Rate Securities	X
Investment Grade Securities	X
Investments in Emerging Market Securities	X
Sukuk Risk	X
Large Shareholder Transaction Risk	X
LIBOR Risk	X
Liquidation of Fund Risk	X
Loans and Loan Participations	X
Floating Rate Loans Risk	X
Loan Participations Risk	X
Senior Loans Risk	X
Unsecured Loans Risk	X
Delayed Settlement Risk	X
Market Price Risk	X
Market Risk	X
Master Limited Partnership (MLP) Risk	X
Money Market Instruments and Temporary Investment Strategies	X
Mortgage-Related Securities	X
Municipal Securities	X
New Fund Risk	X
No Guarantee of Active Trading Market Risk	X
Operational Risks	X
Other Capital Securities	X
Other Investment Companies Risk	X
Preferred Stock Risk	X
Real Estate Investment Trusts (“REITs”) Risk	X
Real Estate Related Securities Risks	X
Repurchase and Reverse Repurchase Agreements	X
Restricted Securities Risk	X
Risks of Qualified Financial Contracts	X
Secondary Trading Market Issues	X
Securities Lending Risk	X
Securities Trusts	X
Sovereign Debt	X
Stripped Securities Risk	X
Structured Securities	X

Sustainable Income ETF
Sustainable Investing Risk	X
To Be Announced (TBA) Transactions Risk	X
Short Sales of TBA Investments Risk	X
Use as Underlying Fund Risk	X
U.S. Government Securities Risk	X
Valuation Risk	X
Volatility Risk	X
Warrants and Rights Risk	X
Zero Coupon Securities	X
ACTIVE INVESTMENT MANAGEMENT RISK – The risk that, if the investment decisions and strategy of the portfolio manager(s) do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio manager(s) about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio manager(s)’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. In addition, to the extent the Fund allocates a portion of its assets to specialist portfolio managers, the styles employed by the different portfolio managers may not be complementary, which could adversely affect the Fund’s performance.
ACTIVE TRADING RISK. Active or frequent trading of the Fund’s portfolio securities could increase the Fund’s transaction costs and may increase an investor’s tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.
ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by a pool of some underlying asset, including but not limited to home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments — net of expenses — made by the borrower on the underlying assets (such as credit card receivables) are passed through to the Fund. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for prepayment. The price paid by the Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If the Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term securities, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.
Asset-backed securities do not always have the benefit of a security interest in the underlying asset. For example, credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off amounts owed. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. If the Fund purchases asset-backed securities that are “subordinated” to other interests in the same asset-backed pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Tax-exempt structured securities, such as tobacco bonds, are not considered asset-backed securities for purposes of the Fund’s investments.
Collateralized Debt Obligations (CDOs). The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is typically backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CDOs may charge management fees and administrative expenses.
For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE trust), especially during a period of market volatility. CDOs may be deemed to be illiquid investments and subject to Rule 22e-4’s restrictions on investments in illiquid investments. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities. In addition, prices of CDO tranches can decline considerably. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results.
ASSET SEGREGATION RISK. To the extent required by the current SEC guidelines, if the Fund engages in transactions that expose it to an obligation to another party, the Fund will either (i) hold an offsetting position for the same type of financial asset or (ii) maintain cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered pursuant to clause (i). Assets used as offsetting positions, designated on the Fund’s books or held in a segregated account cannot be sold while the position(s) requiring cover is/are open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, shares may be more likely to trade at a discount to NAV and possibly face trading halts and/or delisting.
BOND FORWARDS RISK. A bond forward is a contractual agreement between the Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. When the Fund enters into a bond forward, it will also simultaneously enter into a reverse repurchase agreement. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time the Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements carry the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of the collateral held or assets segregated by the Fund to cover the transaction is less than the value of securities. The use of reverse repurchase agreements may increase the possibility of fluctuation in the Fund’s net asset value.

In order to reduce the risk associated with leveraging, the Fund may “set aside” liquid assets (as described in “Asset Segregation” above), or otherwise “cover” its position in bond forwards in a manner consistent with the 1940 Act or the current rules and SEC interpretations thereunder. As discussed in "Risk Factors in Derivative Instruments" below, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions reflected in the Fund's asset segregation and cover practices discussed herein.
BORROWING RISK. The Fund may borrow money to the extent set forth under “Investment Objectives and Policies.” The Fund does not intend to borrow for leverage purposes, except as may be set forth under “Investment Objectives and Policies.” Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.
CALL RISK. Call risk is the risk that an issuer, especially during periods of falling interest rates, may redeem a security by repaying it early. Issuers may call outstanding securities prior to their maturity due to a decline in interest rates, a change in credit spreads or changes to or improvements in the issuer’s credit quality. If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest the money it receives in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. This could potentially lower the Fund’s income, yield and its distributions to shareholders.
CASH TRANSACTIONS RISK. The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If the Fund realizes a gain on these sales, the Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would be required if it were to distribute portfolio securities in-kind. The Fund generally distributes these gains to shareholders to avoid capital gains taxes at the Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be required to pay a tax on gains they would not otherwise have to pay or to pay such tax at an earlier date than would be the case if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than for shares of ETFs that transact primarily in-kind.
COMMODITIES REGULATORY RISK. Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. In addition, certain derivatives (for example, interest rate swaps) are considered to be commodities for regulatory purposes. The CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies, with respect to the derivatives market, could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
CONVERTIBLE SECURITIES RISK. The market value of a convertible security typically performs like that of a regular debt security; this means that if market interest rates rise, the value of a convertible security usually falls. Convertible securities are also subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk that apply to the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).

Contingent Convertibles Risk. Contingent convertible securities (also known as contingent capital securities or CoCos) (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
Loss absorption risk – CoCos have no stated maturity and have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
Subordinated instruments – CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Fund, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
Market value will fluctuate based on unpredictable factors – The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
Synthetic Convertibles Risk. Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
COUNTERPARTY RISK. With respect to certain transactions, such as over-the-counter (“OTC”) derivatives contracts or repurchase agreements, the Fund will be exposed to the risk that the counterparty to the transaction may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating its positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, the inability to realize any gains on its investment during such period and any fees and expenses incurred in enforcing its rights. The Fund also bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a counterparty. Over-the-counter derivatives may not offer the Fund the same level of protection as exchange traded derivatives.
CREDIT RISK. Credit risk is the risk that the issuer of a security will not be able to make timely principal and interest payments. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. A U.S. credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments. While it is impossible to predict the consequences of such an event, a default by the U.S. or credit downgrade could be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Periods of market volatility may increase credit risk.
CREDIT RISK TRANSFER SECURITIES RISK. Credit risk transfer (“CRT”) securities are fixed income securities that transfer the credit risk related to certain types of mortgage backed securities (“MBS”) to the owner of the CRT securities. If the underlying mortgages default, the principal of the CRT securities is used to pay back holders of the MBS. As a result, all or part of the mortgage default or credit risk associated with the underlying mortgage pools is transferred to the Fund. Therefore, the Fund could lose all or part of its investments in CRT securities in the event of default by the underlying mortgages.
CURRENCY RISK. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including: interest rates, inflation, changes in balance or payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S.

or abroad. Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by the Fund in that foreign currency. This may affect the Fund’s performance. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. For example, the Chinese government heavily regulates the domestic exchange of foreign currencies and renminbi (“RMB”) exchange rates in China, which may adversely affect the operations and financial results of the Fund’s investments in China. At times, there may be insufficient offshore RMB for the Fund to remain fully invested in Chinese investments. Certain currencies may not be internationally traded, which could cause illiquidity with respect to the Fund’s investments in that currency and any securities denominated in that currency. Some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after the Fund’s income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund’s exposure to foreign securities losses.
CYBERSECURITY RISK. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or the Fund service provider to suffer data corruption or lose operational functionality. Intentional cybersecurity incidents include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information.
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. For example, in a denial of service, Fund shareholders could lose access to their electronic accounts indefinitely, and employees of the Investment Manager, the Sub-Adviser, or the Fund's other service providers may not be able to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting, or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause the Fund, the Investment Manager, the Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which the Fund invests, thereby causing the Fund’s investments to lose value.
The Investment Manager, the Sub-Adviser, and their affiliates have established risk management systems that seek to reduce cybersecurity risks, and business continuity plans in the event of a cybersecurity breach. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since none of the Investment Manager, the Sub-Adviser, or their affiliates controls the cybersecurity systems of the Fund's third-party service providers (including the Fund's custodian), or those of the issuers of securities in which the Fund invests.
DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers, including depositary receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”). Examples of depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Chinese Depositary Receipts (“CDRs”). ADRs are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation. ADRs are traded on U.S. securities exchanges, or in over-the-counter markets, and are denominated in U.S. dollars. EDRs and GDRs are similar instruments that are issued in Europe (EDRs) or globally (GDRs), traded on foreign securities exchanges and denominated in foreign currencies. Generally, CDRs, in registered from, are designed for use in the Chinese securities markets. CDRs may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. The value of a depositary receipt will fluctuate with the value of the underlying security, reflect changes in exchange rates and otherwise involve the same risks associated with the foreign securities that they evidence or into which they may be converted. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of Unsponsored Depositary Receipts are not obligated to disclose information that would be considered material in the United

States. Therefore, there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the depositary receipts. The Fund may also invest in Global Depositary Notes (“GDN”), a form of depositary receipt. A GDN is a debt instrument created by a bank that evidences ownership of a local currency-denominated debt security. An investment in GDNs involves further risks due to certain features of GDNs. GDNs emulate the terms (interest rate, maturity date, credit quality, etc.) of particular local currency-denominated bonds; however, they trade, settle, and pay interest and principal in U.S. dollars, and are Depository Trust Company/Euroclear/Clearstream eligible. Any distributions paid to the holders of GDNs are usually subject to a fee charged by the depositary. Certain investment restrictions in certain countries may adversely impact the value of GDNs because such restrictions may limit the ability to convert bonds into GDNs and vice versa. Such restrictions may cause bonds of the underlying issuer to trade at a discount or premium to the market price of the GDN. See also “Foreign Investments” below.
DERIVATIVE INSTRUMENTS. The Fund may use instruments called derivatives or derivative instruments. A derivative is a financial instrument the value of which is derived from the value of one or more underlying securities, commodities, currencies, indices, debt instruments, other derivatives or any other agreed upon pricing index or arrangement (e.g., the movement over time of the Consumer Price Index or freight rates) (each an “Underlying Instrument”). Derivatives contracts are either physically settled, which means the parties trade the Underlying Instrument itself, or cash settled, which means the parties simply make cash payments based on the value of the Underlying Instrument (and do not actually deliver or receive the Underlying Instrument). Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.
Many derivative contracts are traded on securities or commodities exchanges, the contract terms are generally standard, and the parties make payments due under the contracts through the exchange. Most exchanges require the parties to post margin against their obligations under the contracts, and the performance of the parties’ obligations under such contracts is usually guaranteed by the exchange or a related clearing corporation. Other derivative contracts are traded over-the-counter (“OTC”) in transactions negotiated directly between the counterparties. OTC derivative contracts do not have standard terms, so they are generally less liquid and more difficult to value than exchange-traded contracts. OTC derivatives also expose the Fund to additional credit risks to the extent a counterparty defaults on a contract. See “Additional Risk Factors and Considerations of OTC Transactions” below.
Depending on how the Fund uses derivatives and the relationships between the market values of the derivative and the Underlying Instrument, derivatives could increase or decrease the Fund’s exposure to the risks of the Underlying Instrument. Derivative contracts may also expose the Fund to additional liquidity and leverage risks. See “Risk Factors in Derivative Instruments” below.
The Fund may use derivatives for various purposes, including for cash flow management or, as part of its overall investment strategy, to seek to replicate the performance of a particular index or to seek to enhance returns. The use of derivatives to seek to enhance returns is considered speculative because the Fund is primarily seeking to achieve gains rather than to offset, or hedge, the risks of other positions. When the Fund invests in a derivative for speculative purposes, the Fund is fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative itself. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.
Hedging Risk. The Fund may use derivative instruments to offset the risks, or to “hedge” the risks, associated with other Fund holdings. For example, derivatives may be used to hedge against movements in interest rates, currency exchange rates and the equity markets through the use of options, futures transactions and options on futures. Derivatives may also be used to hedge against duration risk in fixed-income investments. Losses on one Fund investment may be substantially reduced by gains on a derivative that reacts to the same market movements in an opposite manner. However, while hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative offsets the advantage of the hedge.
Among other risks, hedging involves correlation risk, which is the risk that changes in the value of the derivative will not match (i.e., will not offset) changes in the value of the holdings being hedged as expected by the Fund. In such a case, any losses on the Fund holdings being hedged may not be reduced or may even be increased as a result of the use of the derivative. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability effectively to hedge its portfolio.
There can be no assurance that the use of hedging transactions will be effective. The Fund is not required to engage in hedging transactions, and the Fund may choose not to do so. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
The Fund might not employ any of the derivatives strategies described below, and there can be no assurance that any strategy used will succeed. The Fund’s success in employing derivatives strategies may depend on the sub-adviser’s correctly forecasting interest rates, market values or other economic factors, and there can be no assurance that the sub-adviser’s forecasts will be accurate. If the sub-adviser’s forecasts are not accurate, the Fund may end up in a worse position than if derivatives strategies had not been employed at all. The Fund’s ability to use certain derivative transactions may be limited by tax considerations and certain other legal considerations. Further, suitable derivative transactions might not be available at all times or in all circumstances. Described below are certain derivative instruments and trading strategies the Fund may use (either separately or in combination) in seeking to achieve its overall investment objective.
Options Contracts. An options contract, or an “option,” is a type of derivative. An option is an agreement between two parties in which one gives the other the right, but not the obligation, to buy or sell an Underlying Instrument at a set price (the “exercise price” or “strike price”) for a specified period of time, or to receive a cash settlement payment. The buyer of an option pays a premium for the opportunity to decide whether to carry out the transaction (exercise the option) when it is beneficial. The option seller (writer) receives the initial premium and is obligated to carry out the transaction if and when the buyer exercises the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Underlying Instruments. Options that are written on futures contracts, or futures options (discussed below), are subject to margin requirements similar to those applied to futures contracts. The Fund may engage in options transactions on any security or instrument in which it may invest, on any securities index based on securities in which it may invest or on any aggregates of equity and debt securities consisting of securities in which it may invest (aggregates are composites of equity or debt securities that are not tied to a commonly known index). The Fund may also enter into options on foreign currencies. As with futures and swaps (discussed below), the success of any strategy involving options depends on the sub-adviser’s analysis of many economic and mathematical factors, and the Fund’s return may be higher if it does not invest in such instruments at all. The sections below describe certain types of options and related techniques that the Fund may use.
Call Options – A call option gives the holder the right to purchase the Underlying Instrument at the exercise price, or to receive a cash settlement payment, for a fixed period of time, or to receive a cash settlement payment. The Fund would typically purchase a call option in anticipation of an increase in value of the Underlying Instrument because owning the option allows the Fund to participate in price increases on a more limited risk basis than if the Fund had initially directly purchased the Underlying Instrument. If, during the option period, the market value of the Underlying Instrument exceeds the exercise price, plus the option premium paid by the Fund and any transaction costs the Fund incurs in purchasing the option, the Fund realizes a gain upon exercise of the option. Otherwise, the Fund realizes either no gain or a loss on its purchase of the option.
The Fund is also permitted to write (i.e., sell) “covered” call options, which obligate the Fund, in return for the option premium, to sell the Underlying Instrument to the option holder for the exercise price, or to make a cash settlement payment, if the option is exercised at any time before or on its expiration date. In order for a call option to be covered, the Fund must have at least one of the following in place with respect to the option and for so long as the option is outstanding: (i) the Fund owns the Underlying Instrument subject to the option (or, in the case of an option on an index, owns securities whose price changes are expected to be similar to those of the underlying index), (ii) the Fund has an absolute and immediate right to acquire the Underlying Instrument without additional cash consideration (or for additional cash consideration so long as the Fund segregates such additional cash amount) upon conversion or exchange of other securities in its portfolio, (iii) the Fund enters into an offsetting forward contract and/or purchases an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position, or (iv) the Fund segregates assets with an aggregate value equal to the exercise price of the option.
The Fund would typically write a call option to generate income from the option premium and/or in anticipation of a decrease, or only a limited increase (i.e., an increase that is less than the option premium received by the Fund in writing the option), in the market value of the Underlying Instrument. In writing a call option, however, the Fund would not profit if the market value of the Underlying Instrument increases to an amount that exceeds the sum of the exercise price plus the premium received by the Fund. Also, the Fund cannot sell the Underlying Instrument while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out the Fund’s position as option writer by means of an offsetting purchase of an identical option prior to the expiration or exercise of the option it has written.
Put Options – A put option gives the holder the right to sell the Underlying Instrument at the exercise price, or to receive a cash settlement payment, for a fixed period of time. The Fund would typically purchase a put option in anticipation of a decline in market values of securities. This limits the Fund’s potential for loss in the event that the market value of the Underlying Instrument falls below the exercise price.
The Fund is also permitted to write covered put options on the securities or instruments in which it may invest. In order for a put option to be covered, the Fund must have at least one of the following in place with respect to the option and for so long as the option is outstanding: (i) the Fund enters into an offsetting forward contract and/or purchases an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position or (ii) the Fund segregates assets or cash with an aggregate value equal to the exercise price of the option.
The Fund would typically write a put option on an Underlying Instrument to generate income from premiums and in anticipation of an increase or only a limited decrease in the value of the Underlying Instrument. However, as writer of the put and in return for the option premium, the Fund takes the risk that it may be required to purchase the Underlying Instrument at a price in excess of its market value at the time of purchase. Because the purchaser may exercise its right under the option contract at any time during the option period, the Fund has no control over when it may be required to purchase the Underlying Instrument unless it enters into a closing purchase transaction.

Collars and Straddles – The Fund may employ collars, which are options strategies in which a call with an exercise price greater than the price of the Underlying Instrument (an “out-of-the-money call”) is sold and an in-the-money put (where the exercise price is again above the price of the Underlying Instrument) is purchased, to preserve a certain return within a predetermined range of values. The Fund may also write covered straddles consisting of a combination of a call and a put written on the same Underlying Instrument. A straddle is covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Options on Indices – The Fund is permitted to invest in options on any index made up of securities or other instruments in which the Fund itself may invest. Options on indices are similar to options on securities except that index options are always cash settled, which means that upon exercise of the option the holder receives cash equal to the difference between the closing price of the index and the exercise price of the option times a specified multiple that determines the total monetary value for each point of such difference. As with other written options, all index options written by the Fund must be covered.
Risks Associated with Options – There are several risks associated with options transactions. For example, there are significant differences between the options market and the securities markets that could result in imperfect correlation between the two markets. Such imperfect correlation could then cause a given transaction to fail to achieve its objectives. Options are also subject to the risks of an illiquid secondary market, whether those options are traded over-the-counter or on a national securities exchange. There can be no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to options it has written, the Fund will not be able to sell the Underlying Instruments or dispose of the segregated assets used to cover the options until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Instruments. Moreover, the Fund’s ability to engage in options transactions may be limited by tax considerations and other legal considerations.
The presence of a liquid secondary market on an options exchange may dry up for any or all of the following reasons: (i) there may be insufficient trading interest in certain options; (ii) the exchange may impose restrictions on opening or closing transactions or both; (iii) the exchange may halt or suspend trading, or impose other restrictions, on particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal exchange operations; (v) the facilities of the exchange or its related clearing corporation may at times be inadequate to handle trading volume; and/or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular classes or series of options), in which event the secondary market on that exchange (or in such classes or series of options) would cease to exist. However, if the secondary market on an exchange ceases to exist, it would be expected (though it cannot be guaranteed) that outstanding options on that exchange, if any, that had been issued as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s options transactions will also be subject to limitations, established by exchanges, boards of trade or other trading facilities, governing the maximum number of options in each class that may be written or purchased by any single investor or a group of investors acting in concert. As such, the number of options the Fund can write or purchase may be affected by options already written or purchased by other Hartford Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits and/or impose sanctions. Also, the hours of trading for options may not conform to the hours during which the Underlying Instruments are traded. To the extent that the options markets close before the markets for the Underlying Instruments, significant price movements can take place in the underlying markets that would not be reflected in the options markets.
OTC options implicate additional liquidity and credit risks. Unlike exchange-listed options, where an intermediary or clearing corporation assures that the options transactions are properly executed, the responsibility for performing OTC options transactions rests solely on the writer and holder of those options. See “Additional Risk Factors and Considerations of OTC Transactions” below.
The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends on the sub-adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. See “Risk Factors in Derivative Instruments” below.
Additional Risk Associated with Options on Indices – The writer’s payment obligation under an index option (which is a cash-settled option) usually equals a multiple of the difference between the exercise price, which was set at initiation of the option, and the closing index level on the date the option is exercised. As such, index options implicate a “timing risk” that the value of the underlying index will change between the time the option is exercised by the option holder and the time the obligation thereunder is settled in cash by the option writer.

Futures Contracts and Options on Futures Contracts. A futures contract, which is a type of derivative, is a standardized, exchange-traded contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specified quantity of an Underlying Instrument at a specified price and specified future time, or to make a cash settlement payment. The Fund is generally permitted to invest in futures contracts and options on futures contracts with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities (aggregates are composites of equity or debt securities that are not tied to a commonly known index), interest rates, indices, commodities and other financial instruments.
No price is paid upon entering into a futures contract. Rather, when the Fund purchases or sells a futures contract it is required to post margin (“initial margin”) with the futures commission merchant (“FCM”) executing the transaction. The margin required for a futures contract is usually less than 10% of the contract value, but it is set by the exchange on which the contract is traded and may by modified during the term of the contract. Subsequent payments, known as “variation margin,” to and from the FCM, will then be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates (a process known as “marking to market”). If the Fund has insufficient cash available to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Futures involve substantial leverage risk.
An option on a futures contract (“futures option”) gives the option holder the right (but not the obligation) to buy or sell its position in the underlying futures contract at a specified price on or before a specified expiration date. As with a futures contract itself, the Fund is required to deposit and maintain margin with respect to futures options it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
The sale of a futures contract limits the Fund’s risk of loss, prior to the futures contract’s expiration date, from a decline in the market value of portfolio holdings correlated with the futures contract. In the event the market values of the portfolio holdings correlated with the futures contract increase rather than decrease, however, the Fund will realize a loss on the futures position and a lower return on the portfolio than would have been realized without the purchase of the futures contract.
Positions taken in the futures markets are usually not held to maturity but instead liquidated through offsetting transactions that may result in a profit or loss. While the Fund’s futures contracts will usually be liquidated in this manner, the Fund may instead make or take delivery of the Underlying Instrument whenever it appears economically advantageous to do so.
The Fund is permitted to enter into a variety of futures contracts, including interest rate futures, index futures, currency futures and commodity futures, and options on such futures contracts. The Fund may also invest in instruments that have characteristics similar to futures contracts, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or a commodity or currency at a future point in time. The risks of such investments reflect the risks of investing in futures and derivatives generally, including volatility and illiquidity.
Risks Associated with Futures and Futures Options – The primary risks associated with the use of futures contracts and options are: (a) imperfect correlation between the change in market value of instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of an active market for a futures contract or option, or the lack of a liquid secondary market for a futures option, and the resulting inability to close the futures contract or option when desired; (c) losses, which are potentially unlimited, caused by unanticipated market movements; (d) the sub-adviser’s failure to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance in its obligations. Futures contracts and futures options also involve brokerage costs, require margin deposits and, under current regulatory requirements in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate assets to cover such contracts and options. Moreover, futures are inherently volatile, and the Fund’s ability to engage in futures transactions may be limited by tax considerations and other legal considerations.
U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Additional Considerations of Commodity Futures Contracts – In addition to the risks described above, there are several additional risks associated with transactions in commodity futures contracts. In particular, the costs to store underlying physical commodities are reflected in the price of a commodity futures contract. To the extent that storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately. Further, the commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments and may be subject to broad price fluctuations.
Other Considerations Related to Options and Futures Options – The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining qualification as a regulated investment company for U.S. federal income tax purposes.

Swap Agreements and Swaptions. A swap agreement, or a swap, is a type of derivative instrument. Swap agreements are entered into for periods ranging from a few weeks to more than one year. In a standard swap, two parties exchange the returns (or differentials in rates of return) earned or realized on an Underlying Instrument. The gross returns to be exchanged (or “swapped”) between the parties are calculated with respect to a “notional amount,” which is a predetermined dollar principal that represents the hypothetical underlying quantity upon which the parties’ payment obligations are computed. The notional amount may be, among other things, a specific dollar amount invested, for example, at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities that represents a particular index. The notional amount itself normally is not exchanged between the parties, but rather it serves as a reference amount from which to calculate the parties’ obligations under the swap.
The Fund will usually enter into swap agreements on a “net basis,” which means that the two payment streams are netted out with each party receiving or paying, as the case may be, only the net amount of the payments. The Fund’s obligations under a swap agreement are generally accrued daily (offset against any amounts owing to the Fund), and under current regulatory requirements, accrued but unpaid net amounts owed to a counterparty are covered by segregating liquid assets, marked to market daily, to avoid leveraging the Fund’s portfolio. If the Fund enters into a swap on other than a net basis, the Fund will segregate the full amount of its obligations under such swap. The Fund may enter into swaps, caps, collars, floors and related instruments with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the sub-adviser to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies under the transaction documents, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.
The Fund may engage in a wide variety of swap transactions, including, but not limited to, credit- and event-linked swaps, interest rate swaps, swaps on specific securities or indices, swaps on rates (such as mortgage prepayment rates) and other types of swaps, such as caps, collars, and floors. In addition, to the extent the Fund is permitted to invest in foreign currency-denominated securities, it may invest in currency swaps. The Fund may also enter into options on swap agreements (“swaptions”). Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield. The sections below describe certain swap arrangements and related techniques that the Fund may use.
Interest Rate Swaps, Caps, Floors and Collars – Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed-rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate and total rate of return swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.
Among other techniques, the Fund may use interest rate swaps to hedge interest rate and duration risk, which can be particularly sensitive to interest rate changes. Duration measures the sensitivity in prices of fixed-income securities to changes in interest rates; the duration of a portfolio or basket of bonds is the weighted average of the individual component durations. Longer maturity bonds typically have a longer duration than shorter maturity bonds and, therefore, higher sensitivity to interest rate changes. In an environment where interest rates are expected to rise, the Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points (such as two-, five- and 10- year duration points).
The Fund may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified interest rate index exceeds a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified interest rate falls below a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Caps, floors and collars may be less liquid than other types of derivatives.
Commodity Swaps – A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based Underlying Instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based Underlying Instrument. In a total return commodity swap, the Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee. As with other types of swap agreements, if the commodity swap lasts for a finite period of time, the swap may be structured such that the Fund pays a single fixed fee established at the outset of the swap. However, if the term of the commodity swap is ongoing, with interim swap payments, the Fund may pay a variable or “floating” fee. Such a variable fee may be pegged to a base rate, and is adjusted at specific intervals. As such, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date. See “LIBOR Risk” below.
Currency Swaps – A currency swap agreement is a contract in which two parties exchange one currency (e.g., U.S. dollars) for another currency (e.g., Japanese yen) on a specified schedule. The currency exchange obligations under currency swaps could be either interest payments calculated on the notional amount or payments of the entire notional amount (or a combination of both). The Fund may engage in currency swap agreements as a tool to protect against uncertainty and fluctuations in foreign exchange rates in the purchase and sale of securities. However, the use of currency swap agreements does not eliminate, or even always mitigate, potential losses arising from fluctuations in exchange rates. In the case of currency swaps that involve the delivery of the entire notional amount of currency in exchange for another currency, the entire notional principal of the currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.
Credit Default Swaps – A credit default swap (“CDS”) is an agreement between two parties whereby one party (the “protection buyer”) makes an up-front payment or a stream of periodic payments over the term of the CDS to the other party (the “protection seller”), provided generally that no event of default or other credit-related event (a “credit event”) with respect to an Underlying Instrument occurs. In return, the protection seller agrees to make a payment to the protection buyer if a credit event does occur with respect to the Underlying Instrument. The CDS market allows the Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Credit default swaps typically last between six months and three years, provided that no credit event occurs. Credit default swaps may be physically settled or cash settled.
The Fund may be either the protection buyer or the protection seller in a CDS. The Fund generally will not buy protection on issuers that are not currently held by the Fund. However, the Fund may engage in credit default swap trades on single names, indices and baskets to manage asset class exposure and to capitalize on spread differentials in instances where there is not complete overlap between the Fund’s holdings or exposures and the reference entities in the credit default swap. If the Fund is the protection buyer and no credit event occurs, the Fund loses its entire investment in the CDS (i.e., an amount equal to the aggregate amount of payments made by the Fund to the protection seller over the term of the CDS). However, if a credit event does occur, the Fund (as protection buyer), will deliver the Underlying Instrument to the protection seller and is entitled to a payment from the protection seller equal to the full notional value of the Underlying Instrument, even though the Underlying Instrument at that time may have little or no value. If the Fund is the protection seller and no credit event occurs, the Fund receives a fixed income throughout the term of the CDS (or an up-front payment at the beginning of the term of the CDS) in the form of payments from the protection buyer. However, if the Fund is the protection seller and a credit event occurs, the Fund is obligated to pay the protection buyer the full notional value of the Underlying Instrument in return for the Underlying Instrument (which may at that time be of little or no value).
The Fund may also invest in transactions on credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the Fund as protection buyer may receive a single name CDS contract representing the relevant constituent.
The Fund may enter into a CDSI transaction as either protection buyer or protection seller. If the Fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the Fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the Fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the Fund, coupled with the periodic payments previously received by the Fund, may be less than the full notional value that the Fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the Fund. Furthermore, as a protection seller, the Fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.
The use of CDSI, like all other swap agreements, is subject to certain risks, including the risk that the Fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the Fund might have may be subject to applicable bankruptcy laws, which could delay or limit the Fund’s recovery. Thus, if the Fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDSI transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.
Total return swaps, asset swaps, inflation swaps and similar instruments – The Fund may enter into total return swaps, asset swaps, inflation swaps and other types of swap agreements. In a total return swap, the parties exchange the total return (i.e., interest payments plus any capital gains or losses) of an Underlying Instrument (or basket of such instruments) for the proceeds of another Underlying Instrument (or basket of such instruments). Asset swaps combine an interest rate swap with a bond and are generally used to alter the cash flow characteristics of the Underlying Instrument. For example, the parties may exchange a fixed investment, such as a bond with guaranteed coupon payments, for a floating investment like an index. Inflation swaps are generally used to transfer inflation risk. See “Inflation-Linked Instruments” herein.

Swaptions – The Fund may also enter into swap options, or “swaptions.” A swaption is a contract that gives one party the right (but not the obligation), in return for payment of the option premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time and on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the option premium it paid should it decide not to exercise the option. When the Fund writes a swaption, however, it is obligated according to the terms of the underlying agreement if the option holder exercises the option.
Risks Associated with Swaps and Swaptions – Investing in swaps and swaptions, and utilizing these and related techniques in managing the Fund portfolio, are highly specialized activities that involve investment techniques and risks different from those associated with ordinary portfolio transactions. These investments involve significant risk of loss. Whether the Fund’s use of swaps will be successful in furthering its investment objective will depend on the sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. If the sub-adviser is incorrect in its forecast of market values, the sub-adviser’s utilization of swap arrangements and related techniques could negatively impact the Fund’s performance.
The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Also, certain restrictions imposed by the Code may limit the Fund’s ability to use swap agreements.
If the creditworthiness of the Fund’s swap counterparty declines, it becomes more likely that the counterparty will fail to meet its obligations under the contract, and consequently the Fund will suffer losses. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. However, the Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined. There can be no assurance that the Fund will be able to enter into swap transactions at prices or on terms the sub-adviser believes are advantageous to the Fund. In addition, although the terms of swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate a swap or to sell or offset caps, collars or floors that it has purchased. Investing in swaps and related techniques involves the risks associated with investments in derivative instruments. See “Risk Factors in Derivative Instruments” and “Additional Risk Factors and Considerations of OTC Transactions” below.
Inflation-Linked Instruments. The Fund is permitted to invest in a variety of inflation-linked instruments, such as inflation-indexed securities and inflation-linked derivatives, to manage inflation risk or to obtain inflation exposure. Inflation – a general rise in the prices of goods and services – is measured by inflation indices like the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics, and the Retail Prices Index (RPI), which is calculated by the United Kingdom's Office for National Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
Inflation-linked derivatives are derivative instruments that tie payments to an inflation index. Currently, most inflation derivatives are in the form of inflation swaps, such as CPI swaps. A CPI swap is a fixed-maturity, over-the-counter derivative where one party pays a fixed rate in exchange for payments tied to the CPI. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between Treasury yields and Treasury inflation protected securities (“TIPS”) yields of similar maturities at the initiation of the swap agreement. CPI swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity. The value of a CPI swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation, as measured by the CPI. A CPI swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.
Other types of inflation derivatives include inflation options and futures. There can be no assurance that the CPI, or any foreign inflation index, will accurately measure the rate of inflation in the prices of consumer goods and services. Further, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Moreover, inflation-linked instruments are subject to the risks inherent in derivative transactions generally. See “Risk Factors in Derivative Instruments” herein. The market for inflation-linked instruments is still developing. The Fund reserves the right to use the instruments discussed above and similar instruments that may be available in the future.
Hybrid Instruments. A hybrid instrument is an interest in an issuer that combines the characteristics of an equity security, a debt security, a commodity and/or a derivative. For example, an oil company might issue a commodity-linked bond that pays a fixed level of interest plus additional interest that accrues in correlation with the extent to which oil prices exceed a certain predetermined level. This is a hybrid instrument combining a bond with an option on oil.

Depending on the types and terms of hybrid instruments, they present risks that may be similar to, different from or greater than those associated with more traditional investments with similar characteristics. Hybrid instruments are potentially more volatile than more traditional investments and, depending on the structure of the particular hybrid, may expose the Fund to additional leverage and liquidity risks. Moreover, the purchase of hybrids exposes the Fund to the credit risk of the issuers of the hybrids. Described below are certain hybrid instruments the Fund may use in seeking to achieve its investment objective. The Fund reserves the right to use the instruments mentioned below and similar instruments that may be available in the future.
Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities. Investments in credit-linked securities normally consist of the right to receive periodic payments during the term and payment of principal at the end of the term. However, these payments depend on the issuer’s own investments in derivative instruments and are, accordingly, subject to the risks associated with derivative instruments, which include volatility, illiquidity and counterparty risk.
Indexed Securities and Structured Notes. Indexed securities are derivative securities the interest rate or principal of which is determined by an unrelated indicator (e.g., a currency, security, commodity or index). Structured notes are debt indexed securities. Indexed securities implicate a high degree of leverage, which magnifies the potential for gain and the risk of loss, when they include a multiplier that multiplies the indexed element by a specific factor.
Structured notes and indexed securities can be very volatile investments because, depending on how they are structured, their value may either increase or decrease in response to the value of the Underlying Instruments. The terms of these securities may also provide that in some instances no principal is due at maturity, which may result in a loss of invested capital. These instruments also may entail a greater degree of market risk than other types of securities because the investor bears the risk not only of the instrument but also of the unrelated indicator. Indexed securities may involve significant credit risk and liquidity risk and, as with other sophisticated strategies, the Fund’s use of these instruments may not work as intended.
Event-Linked Bonds. The Fund may invest in “event-linked bonds” (or “catastrophe bonds”). The event-linked bond market is a growing sector of the global fixed income market that provides investors with high return potentials in exchange for taking on “event risk,” such as the risk of a major hurricane, earthquake or pandemic. If such trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond. Some event-linked bonds provide for an extension of maturity to process and audit loss claims if a trigger has, or possibly has, occurred. Such extension may increase volatility. Event-linked bonds may also expose the Fund to other unanticipated risks including credit risk, counterparty risk, liquidity risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked bonds are subject to the risks inherent in derivative transactions. See “Derivative Instruments – Risk Factors in Derivative Instruments” below.
Foreign Currency Transactions. The Fund also may purchase and sell foreign currency options and foreign currency futures contracts and futures options, and may engage in foreign currency transactions either on a spot (cash) basis at prevailing currency exchange rates or through forward currency contracts. The Fund may engage in these transactions to hedge, directly or indirectly, against currency fluctuations, for other investment purposes and/or to seek to enhance returns. The Fund may enter into currency transactions only with counterparties that a sub-adviser deems to be creditworthy. Certain of the foreign currency transactions the Fund may use are described below.
Forward Currency Contracts – The Fund may enter into forward currency contracts (“forwards”) in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. Forwards are contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a set price or to make a cash settlement payment on a future date. The market value of a forward fluctuates with changes in foreign currency exchange rates. Forwards are marked to market daily based upon foreign currency exchange rates from an independent pricing service, and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward is closed. Forwards are highly volatile, involve substantial currency risk and may also involve credit and liquidity risks.
The Fund may use a forward in a “settlement hedge,” or “transaction hedge,” to lock in the U.S. dollar price on the purchase or sale of securities denominated in a foreign currency between the time when the security is purchased or sold and the time at which payment is received. Forward contracts on foreign currency may also be used by the Fund in anticipation generally of the Fund’s making investments denominated in a foreign currency, even if the specific investments have not yet been selected by the sub-adviser.
In a “position hedge,” the Fund uses a forward contract to hedge against a decline in the value of existing investments denominated in foreign currency. For example, the Fund may enter into a forward contract to sell Japanese yen in return for U.S. dollars in order to hedge against a possible decline in the yen’s value. Position hedges tend to offset both positive and negative currency fluctuations. Alternately, the Fund could hedge its position by selling another currency expected to perform similarly to the Japanese yen. This is called a “proxy hedge” and may offer advantages in terms of cost, yield or efficiency. However, proxy hedges may result in losses if the currency used to hedge does not move in tandem with the currency in which the hedged securities are denominated.

The Fund may also engage in cross-hedging by entering into forward contracts in one currency against a different currency. Cross-hedging may be used to limit or increase exposure to a particular currency or to establish active exposure to the exchange rate between the two currencies.
Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
Forward Rate Agreements – The Fund may also enter into forward rate agreements. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments may be traded in the OTC market. These transactions involve risks, including counterparty risk. See “Risk Factors in Derivative Instruments” below.
Currency Swaps, Options and Futures – In order to protect against currency fluctuations and for other investment purposes, the Fund may enter into currency swaps, options and futures. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. See “Swap Agreements and Swaptions – Currency Swaps,” “Options Contracts,” and “Futures Contracts and Options on Futures Contracts” herein.
Additional Risks Associated with Foreign Currency Transactions – It is extremely difficult to forecast currency market movements, and whether any hedging or other investment strategy will be successful is highly uncertain. Further, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward. Therefore, the Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the sub-adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. To the extent the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and reduce its total return as a result of its hedging transactions. It is impossible to hedge fully or perfectly against the effects of currency fluctuations on the value of non-U.S. securities because currency movements impact the value of different securities in differing degrees. Foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund.
The Fund may buy or sell foreign currency options either on exchanges or in the OTC market. Foreign currency transactions on foreign exchanges may not be regulated to the same extent as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. Foreign currency transactions are also subject to the risks inherent in investments in foreign markets. See “Foreign Investments” below.
Risk Factors in Derivative Instruments. Derivatives are volatile and involve significant risks, including:
Correlation Risk – the risk that changes in the value of a derivative instrument will not match the changes in the value of the Fund holdings that are being hedged.
Counterparty Risk – the risk that the party on the other side of an OTC derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.
Credit Risk – the risk that the issuer of a security will not be able to make timely principal and interest payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investment in and/or exposure to that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Index Risk – in respect of index-linked derivatives, the risks associated with changes in the underlying indices. If an underlying index changes, the Fund may receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction from the reference index), may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk – the risk that the value of an investment may decrease when interest rates rise because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk (interest rate risk is commonly measured by a fixed income investment’s duration). Falling interest rates also create the potential for a decline in the Fund’s income.
Leverage Risk – the risk associated with certain types of investments or trading strategies (for example, borrowing money to increase the amount being invested) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that substantially exceed the amount originally invested.
Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like to sell them or at the price the seller believes the security is currently worth.
Tax Risk – The tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the sub-adviser to use derivatives when it wishes to do so.
Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.
The potential loss on derivative instruments may be substantial relative to the initial investment therein. The Fund incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the use of derivative instruments will be advantageous.
Recent SEC Regulatory Change - In late October 2020, the SEC adopted new Rule 18f-4 related to the use of derivatives and certain other transactions by registered investment companies that will, at the time of the compliance date, rescind and withdraw the guidance of the SEC and the SEC staff regarding asset segregation and coverage. Under Rule 18f-4, the Fund will need to trade derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a value-at-risk (“VaR”) leverage limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. These new requirements will apply unless the Fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4. Reverse repurchase agreements will continue to be subject to the current asset coverage requirements, and the Fund trading reverse repurchase agreements will need to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule). Reverse repurchase agreements will not be included in the calculation of whether the Fund is a limited derivatives user (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule), but if the Fund is subject to the VaR testing, reverse repurchase agreements and similar financing transactions will be included for purposes of such testing. The SEC also provided guidance in connection with the new rule regarding the use of securities lending collateral that may limit the Trust’s securities lending activities. Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these new requirements may limit a fund's ability to use derivatives and reverse repurchase agreements and similar financing transactions as part of the Fund's investment strategies. These new requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors. Compliance with the new rule will be required in August 2022.
Regulatory Aspects of Derivatives and Hedging Instruments. As a result of amendments to rules under the Commodity Exchange Act (“CEA”) by the CFTC, HFMC must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund and be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.
Under current CFTC rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.
HFMC has filed a notice of eligibility claiming an exclusion from the definition of the term CPO and, therefore, the Fund is not subject to registration or regulation as a CPO under the CEA. Consistent with the investment strategies of certain other funds it manages, HFMC intends to maintain the flexibility to use futures contracts, options on such futures, commodity options and certain swaps for non-bona fide hedging purposes beyond the de minimis amounts provided under the CFTC rules. For this reason, HFMC is subject to registration and regulation as a CPO under the CEA with respect to its service as investment adviser to the Fund. In the event that the Fund for which HFMC is not currently registered with or regulated by the CFTC engages in transactions that require registration as a CPO in the future, HFMC will comply with applicable regulations. If HFMC operates the Fund subject to CFTC regulation, the Fund may incur additional expenses.

Additional Risk Factors and Considerations of OTC Transactions. Certain derivatives traded in OTC markets, including swaps, OTC options and indexed securities, involve substantial liquidity risk. This risk may be increased in times of financial stress if the trading market for OTC derivatives contracts or otherwise becomes restricted. The absence of liquidity may make it difficult or impossible for the Fund to ascertain a market value for such instruments and/or to sell them promptly and at an acceptable price.
Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The counterparty’s failure to honor its obligations would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. Certain swaps traded in the OTC markets require exchange of variation margin payments between the parties, which can reduce but does not eliminate counterparty credit risk. In addition, closing transactions can be made for OTC options only by negotiating directly with the counterparty or effecting a transaction in the secondary market (if any such market exists). There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option at any time prior to its expiration, if at all.
DOLLAR ROLLS. The Fund may enter into “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent that the price received for the securities sold is higher than the forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique would adversely affect the Fund’s investment performance. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of the Fund’s sub-adviser to predict interest rates correctly. There can be no assurance that dollar rolls can be successfully employed. In addition, if the Fund uses dollar rolls while remaining substantially fully invested, the amount of the Fund’s assets that are subject to market risk would exceed such Fund’s net asset value, which could result in increased volatility of the price of the Fund’s shares. Further, entering into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund’s right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before the Fund is able to purchase it, or the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, but not identical, security, the Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.
EQUITY RISK. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.
Special Purpose Acquisition Companies Risk – The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.
EXCHANGE TRADED FUNDS (ETFs) RISK. ETFs are registered investment companies that trade their shares on stock exchanges (such as the NYSE Arca, Cboe BZX, and NASDAQ) at market prices (rather than net asset value) and only are redeemable from the fund itself in large increments or in exchange for baskets of securities. As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector, or they may be actively managed. An investment in an ETF generally implicates the following risks: (i) the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies of the ETF; (ii) the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) the risk that, to the extent the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; (iv) the risk of more frequent price fluctuations due to secondary market trading, which may result in a loss to the Fund; (v) the risk that an ETF may trade at a price that is lower than its net asset value; and (vi) the risk that an active market for the ETF’s shares may not develop or be maintained. Also, the Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which it invests. ETFs are also subject to specific risks depending on the nature of the

ETF, such as liquidity risk, sector risk and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. Further, trading in an ETF may be halted if the trading in one or more of the securities held by an ETF is halted. Please see “Other Investment Companies Risk” below.
EXCHANGE TRADED NOTES (ETNs) RISK. ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks, including credit risk, similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.
EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by the issuer’s taking on additional debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
FIXED INCOME SECURITIES. The Fund is permitted to invest in fixed income securities including, but not limited to: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations (“CMOs”); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies or other foreign issuers; (6) commercial mortgage-backed securities; and (7) other capital securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers).
FOREIGN INVESTMENTS. The Fund may invest in foreign issuers and borrowers, which include: (1) companies organized outside of the United States, including in emerging market countries; (2) foreign sovereign governments and their agencies, authorities, instrumentalities and political subdivisions, including foreign states, provinces or municipalities; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. These securities may be denominated or quoted in, or pay income in, U.S. dollars or in a foreign currency. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.
Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. entities. Less information may be available about foreign entities compared with U.S. entities. For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Other potential foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
Recent geopolitical events in the European Union and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Such developments could lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Those events as well as other changes in regional economic and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries.
Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the Fund that invests in foreign securities as measured in U.S. dollars will be affected by changes in exchange rates. Please see “Currency Risk” above.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically generated in the settlement of U.S. investments. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions being undertaken; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may remain uninvested with no return earned thereon for some period. There may also be the danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Further, compensation schemes may be non-existent, limited or inadequate to meet the Fund’s claims in any of these events. In connection with any of these events, and other similar circumstances, the Fund may experience losses because of failures of or defects in settlement systems.
There are additional and magnified risks involved with investments in emerging or developing markets, which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements that are less efficient than in developed markets. In addition, the economies of emerging market countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. See “Investments in Emerging Market Securities” below.
The following sets forth additional information regarding risks associated with investing in certain geographic regions and countries.
Investments in Central and South America. The economies of certain Central and South American countries are generally considered emerging markets and are generally characterized by high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates, and political, economic and social instability. Currency devaluations in any one Latin American country can have a significant effect on the entire Latin American region. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of exports for these regions and many economies in these regions are particularly sensitive to fluctuations in commodity prices. Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. A relatively small number of Latin American companies represents a large portion of Latin America’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. Adverse economic events in one country may have a significant adverse effect on other countries in these regions. Governmental actions and political instability in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. Latin American economies that depend on foreign credit and loans could fall into recession because of tighter international credit supplies in a global economic crisis. Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.
For certain countries in Latin America, political risks have created significant uncertainty in financial markets and may further limit the economic recovery in the region. For example, in Mexico, uncertainty regarding the United States-Mexico-Canada Agreement may have a significant and adverse impact on Mexico’s economic outlook and the value of the Fund’s investments in Mexico. Additionally, recent political and social unrest in Venezuela has resulted in a massive disruption in the Venezuelan economy, including a deep recession and near hyperinflation. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
Investments in Europe. The Economic and Monetary Union of the European Union requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro (the common currency of certain European Union countries), the default or threat of default by an European Union member country on its sovereign debt, and/or an economic recession in an European Union member country may have a significant adverse effect on the economies of European Union member countries and their trading partners. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in other countries). These events may have an adverse effect on the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries. If any member country exits the European Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. In addition, the resulting economic instability of Europe and the currency markets in general could have a severe adverse effect on the value of securities held by the Fund.
The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union has and may have significant political and financial consequences for global markets. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Uncertainty relating to the United Kingdom’s post-departure framework and relationships may have adverse effects on asset valuations and the renegotiation of trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the European Union have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments of European Union countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value (and liquidity) of the Fund’s investments.
Investments in Asia. Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. During the global recession that began in 2009, many of the export-driven

Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.
Investments in China. Investments in securities of companies domiciled in the People’s Republic of China (“China” or the “PRC”) involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with neighboring countries. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements with Hong Kong related to integration. China has a complex territorial dispute regarding the sovereignty of Taiwan; Taiwan-based companies and individuals are significant investors in China. Potential military conflict between China and Taiwan may adversely affect securities of Chinese issuers. In addition, China has strained international relations with Japan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, on June 3, 2021, President Biden issued an executive order prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“CMIC”). This executive order superseded a prior similar order from then-President Trump. A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the executive order have not yet been resolved, and the ultimate application and enforcement of the executive order may change. As a result, the executive order and related guidance may significantly reduce the liquidity of such securities, force the Fund to sell certain positions at inopportune times or for unfavorable prices, and restrict future investments by the Fund.
The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested. In addition, the imposition of sanctions and other government restrictions by the United States and other governments may also result in losses.
The Chinese government may intervene in the Chinese financial markets, such as by the imposition of trading restrictions, a ban on “naked” short selling or the suspension of short selling for certain stocks. This may affect market price and liquidity of these stocks, and may have an unpredictable impact on the investment activities of the Fund. Furthermore, such market interventions may have a negative impact on market sentiment which may in turn affect the performance of the securities markets and as a result the performance of the Fund.
In addition, there is less regulation and monitoring of the securities markets and the activities of investors, brokers and other participants in China than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as those in the United States with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Stock markets in China are in the process of change and further development. This may lead to trading volatility, and difficulties in the settlement and recording of transactions and interpretation and application of the relevant regulations. Custodians may not be able to offer the level of service and safe-keeping in relation to the settlement and administration of securities in China that is customary in more developed markets. In particular, there is a risk that the Fund may not be recognized as the owner of securities that are held on behalf of the Fund by a sub-custodian. The Fund thus faces the risk of being unable to enforce its rights with respect to its holdings of Chinese investments.
The RMB, China’s official currency, is currently not a freely convertible currency and is subject to foreign exchange control policies and repatriation restrictions imposed by the Chinese government. The imposition of currency controls may negatively impact performance and liquidity of the Fund as capital may become trapped in the PRC. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. At times, there may be insufficient offshore RMB for the Fund to remain fully invested in Chinese equities. Investing in entities either in, or which have a substantial portion of their operations in, the PRC may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs and delays to the Fund.
While the Chinese economy has grown rapidly in recent years, there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. The tax laws and regulations in the PRC are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by the PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of the PRC tax rules could have a significant adverse effect on the Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practices and those prepared in accordance with international accounting standards.
Investments in China A-Shares – China A-shares are equity securities of companies located in China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”) (“China A-shares”). Foreign investment in China A-shares on the SSE and SZSE has historically not been permitted, other than through a license granted under regulations in the PRC known as the Qualified Foreign Institutional Investor (“QFII”) and Renminbi Qualified Foreign Institutional Investor (“RQFII”) systems. On May 7, 2020, the People’s Bank of China (“PBOC”) and the State Administration of Foreign Exchange (“SAFE”) jointly issued the Regulations on Funds of Securities and Futures Investment by Foreign Institutional Investors (PBOC & SAFE Announcement [2020] No. 2, hereinafter referred to as the “FII Regulations”), which came into effect on June 6, 2020. The FII Regulations unify and supersede the rules applicable to QFII and RQFII regimes. One of the key changes of the FII Regulations is the removal of quota restrictions on investment.
Investment in eligible China A-shares listed and traded on the SSE or SZSE is also permitted through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program, as applicable (each, a “Stock Connect” and collectively, “Stock Connects”). Each Stock Connect is a securities trading and clearing links program established by The Stock Exchange of Hong Kong Limited (“SEHK”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), the SSE or SZSE, as applicable, and China Securities Depository and Clearing Corporation Limited (“CSDCC”) that aims to provide mutual stock market access between the PRC and Hong Kong by permitting investors to trade and settle shares on each market through their local securities brokers. Under Stock Connects, the Fund’s trading of eligible China A-shares listed on the SSE or SZSE, as applicable, would be effectuated through its Hong Kong broker and a securities trading service company established by SEHK.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connects, trading through a Stock Connect’s Northbound Trading Link is subject to daily investment quota limitations which require that buy orders for China A-shares be rejected once the daily quota is exceeded (although the Fund will be permitted to sell China A-shares regardless of the quota). These limitations may restrict the Fund from investing in China A-shares on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change. Investment in eligible China A-shares through a Stock Connect is subject to trading, clearance and settlement procedures that could pose risks to the Fund. China A-shares purchased through Stock Connects generally may not be sold or otherwise transferred other than through Stock Connects in accordance with applicable rules. For example, the PRC regulations require that in order for an investor to sell any China A-share on a certain trading day, there must be sufficient China A-shares in the investor’s account before the market opens on that day. If there are insufficient China A-shares in the investor’s account, the sell order will be rejected by the SSE or SZSE, as applicable. SEHK carries out pre-trade checking on sell orders of certain stocks listed on the SSE market (“SSE Securities”) or SZSE market (“SZSE Securities”) of its participants (i.e., stock brokers) to ensure that this requirement is satisfied. While shares must be designated as eligible to be traded under a Stock Connect, those shares may also lose such designation, and if this occurs, such shares may be sold but cannot be purchased through a Stock Connect. In addition, Stock Connects will only operate on days when both the Chinese and Hong Kong markets are open for trading, and banking services are available in both markets on the corresponding settlement days. Therefore, an investment in China A-shares through a Stock Connect may subject the Fund to a risk of price fluctuations on days when the Chinese market is open, but a Stock Connect is not trading. Moreover, day (turnaround) trading is not permitted on the China A-shares market. If an investor buys China A-shares on day “T,” the investor will only be able to sell the China A-shares on or after day T+1. Further, since all trades of eligible China A-shares must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. RMB could potentially be subject to devaluation. Any devaluation of RMB could adversely affect the Fund’s investments. If the Fund holds a class of shares denominated in a local currency other than RMB, the Fund will be exposed to currency exchange risk if the Fund converts the local currency into RMB for investments in China A-shares. The Fund may also incur conversion costs.
China A-shares held through the nominee structure under a Stock Connect will be held through HKSCC as nominee on behalf of investors. The precise nature and rights of the Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under the PRC laws. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under the PRC laws and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of the Fund under the PRC laws is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of the Fund or as part of the general assets of HKSCC available for general distribution to its creditors. Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of Central Clearing and Settlement System (“CCASS”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. Investors may only exercise their voting rights by providing their voting instructions to HKSCC through participants of CCASS. All voting instructions from CCASS participants will be consolidated by HKSCC, who will then submit a combined single voting instruction to the relevant SSE- or SZSE-listed company.
For defaults occurring on or after January 1, 2020, Hong Kong's Investor Compensation Fund covers investors' losses in relation to securities traded on a stock market operated by the SSE or the SZSE and in respect of which an order for sale or purchase is permitted to be routed through the northbound link of a Stock Connect arrangement. On the other hand, since the Fund carries out northbound trading through securities brokers in Hong Kong but not Mainland Chinese brokers, they are not protected by the China Securities Investor Protection Fund in Mainland China.
Market participants are able to participate in Stock Connects subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connects requires routing of orders across the border of Hong Kong and mainland China. This requires the development of new information technology systems on the part of SEHK and exchange participants. There is no assurance that the systems of SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in China A-shares through Stock Connects could be disrupted.
The Shanghai-Hong Kong Stock Connect program launched in November 2014 and the Shenzhen-Hong Kong Stock Connect program launched in December 2016 are both in their initial stages. The current regulations are relatively untested and there is no certainty as to how they will be applied or interpreted going forward. In addition, the current regulations are subject to change and there can be no assurance that a Stock Connect will not be discontinued. New regulations may be issued from time to time by the regulators and stock exchanges in mainland China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connects. The Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of mainland China and Hong Kong differ significantly and issues may arise from the differences on an on-going basis. In the event that the relevant systems fail to function properly, trading in both markets through Stock Connects could be disrupted and athe Fund’s ability to achieve its investment objective may be adversely affected. In addition, the Fund’s investments in China A-shares through Stock Connects are generally subject to Chinese securities regulations and listing rules, among other restrictions. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-shares through Stock Connects, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.
China A-shares may only be bought from, or sold to, the Fund at times when the relevant China A-shares may be sold or purchased on the relevant Chinese stock exchange. The China A-shares market has a higher propensity for trading suspensions than many other global equity markets. In addition, the SSE and SZSE may close for extended periods for holidays or otherwise, which impacts the Fund’s ability to trade in China A-shares during those periods. Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks and costs for the Fund. The SSE and SZSE currently apply a daily price limit, generally set at 10%, of the amount of fluctuation permitted in the prices of China A-shares during a single trading day. The daily price limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular China A-share or for any particular time.

China Bond Connect Risk – There are risks associated with the Fund’s investment in Chinese government bonds and other PRC-based debt instruments traded on the mainland China inter-bank bond market through the Bond Connect program. Bond Connect refers to the arrangement between Hong Kong and mainland China that enables mainland China and overseas investors to trade various types of debt securities in each other’s bond markets through connection between the relevant respective financial infrastructure institutions. Such trading is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Fund. Furthermore, securities purchased through Bond Connect will be held on behalf of ultimate investors (such as the Fund) via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit maintained with either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”), each a PRC-based custodian. The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. This recordkeeping system also subjects the Fund to various risks, such as the risks of settlement delays and counterparty default of the Hong Kong sub-custodian, or the risk that the Fund may have a limited ability to enforce rights as a bondholder. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested and courts in the PRC have limited experience in applying the concept of beneficial ownership. As such, the Fund may not be able to participate in corporate actions affecting its rights as a bondholder, such as timely payment of distributions, due to time constraints or for other operational reasons. Bond Connect trades are settled in RMB and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed. Furthermore, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.
A primary feature of Bond Connect is the application of the home market’s laws and rules applicable to investors in Chinese fixed-income instruments. Therefore, the Fund’s investments in securities through Bond Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Bond Connect. The Fund will not benefit from access to Hong Kong investor compensation funds, which are designed to protect against defaults of trades, when investing through Bond Connect. Bond Connect is only available on days when markets in both the mainland China and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so.
The Bond Connect program is relatively new and may be subject to further interpretation and guidance. The trading, settlement and IT systems required for non-Chinese investors in Bond Connect are also relatively new and are continuing to evolve. In the event that the relevant systems do not function properly, trading through Bond Connect could be disrupted. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. In addition, the application and interpretation of the laws and regulations of Hong Kong and mainland China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program are uncertain, and they may have an adverse effect on the Fund’s performance.
PRC Taxation – Under current PRC tax laws, regulations and practice, the Fund, the Investment Manager and/or a sub-adviser may be subject to PRC tax, directly or indirectly, with respect to the assets held through Stock Connect, Bond Connect and/or QFII and RQFII systems (collectively, the “QFII Programs”). The Fund will be responsible to reimburse the Investment Manager and/or a sub-adviser for all PRC taxes and duties of any kind incurred by the Investment Manager and/or sub-adviser and attributable to the assets of the Fund held through Stock Connect, Bond Connect and/or QFII Programs. The tax law and regulations of the PRC are constantly changing, and they may be changed with retrospective effect. The interpretation and applicability of the tax law and regulations by tax authorities are not as consistent and transparent as those of more developed nations, and may vary from region to region. Moreover, the PRC taxes and duties payable by the Investment Manager and/or the sub-adviser and which are to be reimbursed by the Fund to the extent attributable to the assets held through Stock Connect, Bond Connect and/or QFII Programs may change at any time.
The treatment of tax under the Investment Regulations (defined below) is not clear. Accordingly, where the relevant regulations applicable to the QFII Programs, Stock Connect and/or Bond Connect (“Investment Regulations”) require a custodian, clearing house, any other agent stipulated by such rules to withhold any tax, or where such custodian, clearing house, any other agent has a reasonable basis for believing that such withholding may be required, the custodian, clearing house and any other agent may do so at the rate required by the regulation, or if in the custodian’s opinion the Investment Regulations are not clear on the rate, at such rate as the custodian, clearing house, and any other agent may, reasonably determine to be appropriate. Tax may be withheld on a retroactive basis.
Given the uncertainty surrounding the Fund’s potential PRC tax liabilities or reimbursement obligations, the net asset value of the Fund on any business day may not accurately reflect such liabilities. As a result, incoming shareholders of the Fund may pay more for their shares than they otherwise would or should have done. In the event of a redemption of shares at such net asset value, the remaining shareholders will bear the burden of any liabilities which had not been accrued in the net asset value. In addition, investors should be aware that under-accrual or over-accrual for PRC tax liabilities may impact the performance of the Fund during the period of such under-accrual or over-accrual and following any subsequent adjustments to the net asset value.
Corporate Income Tax – Under current PRC Corporate Income Tax Law and regulations, any company considered to be a tax resident of the PRC would be subject to PRC Corporate Income Tax (“CIT”) at the rate of 25% on its worldwide taxable income. If a company were considered to be a non-resident enterprise with a “permanent establishment” (“PE”) in the PRC, it would be subject to CIT at the rate of 25% on the profits attributable to the PE. The Fund, together with the sub-adviser and the Investment Manager, does not intend to operate in a way that would cause the Fund to be treated as tax resident of the PRC and to have a PE in the PRC, though this cannot be guaranteed. It is possible, however, that the PRC could disagree with such an assessment or that changes in PRC tax law could affect the PRC CIT status of the Fund.
If the Fund is a non-PRC tax resident enterprise without PE in the PRC, the PRC-sourced income (including cash dividends, distributions, interest and capital gains) derived by it from any investment in PRC securities would be subject to PRC withholding income tax (“WHT”) at the rate of 10%, unless exempt or reduced under the PRC CIT Law or a relevant tax treaty as discussed below.
The Fund is also subject to a stamp duty at the rate of 0.1% arising from the sale of China A-shares and the transfer of China A-shares by way of reorganization in accordance with the prevailing PRC taxation regulations.
Specific considerations for Stock Connect and Bond Connect – Especially, in respect of trading of China A-shares through the Stock Connect and pursuant to the circular dated October 31, 2014 on the Taxation Policy of the Pilot Programme for the Mutual Stock Market Access between Shanghai and Hong Kong Stock Markets under Caishui [2014] No. 81, the circular dated November 5, 2016 on the Taxation Policy of the Pilot Programme for the Mutual Stock Access between Shenzhen and Hong Kong Stock Markets under Caishui [2016] No. 127 and other relevant applicable PRC taxation rules:
- CIT and value-added tax (“VAT”) shall be exempt on a temporary basis on the gains earned by Hong Kong and overseas investors (“Stock Connect Investors”) (including corporate and individual investors) from the transfer of China A-shares listed on SSE and/or SZSE; and
- Stock Connect Investors are required to pay tax on dividends and other income payments from China A-shares at a standard rate of 10%, which will be withheld and paid to the relevant PRC tax authority by the respective listed companies (before the HKSCC is able to provide details such as investor identities and holding periods to CSDCC, the policy of differentiated rates of taxation based on holding periods will temporarily not be implemented) and are entitled to a tax refund if a lower tax rate is applicable under a relevant tax treaty, subject to the approval by the relevant PRC tax authority; and
- In addition, except for interest income from certain bonds (i.e. government bonds and local government bonds which are entitled to a 100% CIT exemption and railway bonds which are entitled to a 50% CIT exemption in accordance with the Implementation Rules to the Enterprise Income Tax Law and a circular dated March 10, 2016 on the Circular on Income Tax Policies on Interest Income from Railway Bonds under Caishui [2016] No. 30), interest income derived by non-resident institutional investors from other bonds traded through Bond Connect is PRC-sourced income and should be subject to PRC withholding income tax at a rate of 10% and VAT at a rate of 6%. On November 22, 2018, the Ministry of Finance and State Administration of Taxation jointly issued Circular 108, the circular dated November 7, 2018 on the Taxation Policy of Corporate Income Tax and Value-Added Tax in relation to Bond Investments made by Offshore Institutions in Domestic Bond Market, to clarify that foreign institutional investors (including foreign institutional investors under Bond Connect) are temporarily exempt from PRC withholding income tax and VAT with respect to bond interest income derived in the PRC bond market for the period from November 7, 2018 to November 6, 2021. Circular 108 is silent on the PRC withholding income tax and VAT treatment with respect to non-government bond interest derived prior to November 7, 2018, which is subject to clarification from the PRC tax authorities.
Capital gains derived by non-resident institutional investors (with no place or establishment or PE in the PRC) from the trading of bonds through the Bond Connect are technically non PRC-sourced income under the current CIT law and regulations, therefore, not subject to PRC CIT. While the PRC tax authorities are currently enforcing such non-taxable treatment in practice, the non-taxable treatment under the current CIT regulations is not clear.
According to Cai Shui [2016] No. 70 ("Circular 70"), the Supplementary Notice of the Ministry of Finance and the State Administration of Taxation on VAT Policies for Interbank Dealings of Financial Institutions, gains derived by foreign institutions approved by People’s Bank of China from the investment in the inter-bank RMB markets (including currency market, bond market and derivative market) shall be exempt from VAT.
Specific considerations for the QFII Programs – In respect of trading of China A-shares through QFII Programs and pursuant to the circular dated November 17, 2014 on PRC withholding income tax treatment with respect to gains derived by the QFII Programs from the trading of shares in PRC resident enterprises under Caishui [2014] No. 79, circular dated

March 23, 2016 regarding VAT pilot arrangements under Caishui [2016] No. 36, circular dated June 30, 2016 on expanded categories of VAT exemption affecting the financial services sector under Caishui [2016] No. 70 and other relevant applicable PRC taxation rules:
- CIT shall be exempt on a temporary basis on capital gains derived from the disposal of shares and other equity investments (including China A-shares) through the QFII Programs; and
- VAT shall be exempt on a temporary basis in respect of gains derived from trading of PRC securities via the QFII Programs. Consequentially, urban maintenance and construction tax, educational surcharges and local educational surcharges (which are all imposed based on VAT liabilities) are exempt on gains derived from trading of PRC securities via the QFII Programs.
There is no guarantee that the temporary tax exemption or non-taxable treatment with respect to assets traded via Stock Connect, Bond Connect, the QFII Programs described above will continue to apply, will not be repealed and re-imposed retrospective, or that no new tax regulations and practice in China specifically relating to such programs will not be promulgated in the future. Such uncertainties may operate to the advantage or disadvantage of shareholders in the Fund and may result in an increase or decrease in net asset value of the Fund. For example, to the extent that the PRC tax authority retrospectively imposes taxes on the capital gains realized by the Fund through the QFII Programs, the net asset value of the Fund would be adversely affected but the amount previously paid to a redeeming shareholder would not be adjusted. As a result, any detriment from such change would be suffered by the remaining shareholders.
Investments in Russia. The Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for the Fund to lose its registration through fraud, negligence or mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. To the extent that the Fund invests in Russian securities, the Fund intends to invest directly in Russian companies that use an independent registrar. There can be no assurance that such investments will not result in a loss to the Fund.
Certain of the companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or other countries could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund's ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.
GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. For example, in response to the outbreak of COVID-19, the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) into law in March 2020 and the American Rescue Plan Act of 2021 (the "Rescue Act") into law in March 2021. There can be no guarantee that the CARES Act, the Rescue Act or other economic stimulus bills (within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase volatility in securities markets, which could adversely affect the Fund’s investments.

In addition, instability in the financial markets during and after the 2008-2009 financial downturn also led the U.S. Government and governments across the world to take a number of actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching regulatory framework over the financial services industry and consumer credit markets. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. HFMC and the sub-adviser(s), as applicable, will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.
The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In the event of such a disturbance, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.
HEALTHCARE-RELATED SECURITIES RISK. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments, and their products may quickly become obsolete. The profitability of healthcare-related companies may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Further, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business.
Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
HIGH YIELD INVESTMENTS (“JUNK BONDS”). Any security or loan with a long-term credit rating of “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”), “BB” or lower by Standard and Poor’s Corporation (“S&P”) or “BB” or lower by Fitch, Inc. (“Fitch”), as well as any security or loan that is unrated but determined by the sub-adviser to be of comparable quality, is below investment grade.

Securities and bank loans rated below investment grade are commonly referred to as “high yield-high risk debt securities,” “junk bonds,” “leveraged loans” or “emerging market debt,” as the case may be. Each rating category has within it different gradations or sub-categories. For instance the “Ba” rating for Moody’s includes “Ba3”, “Ba2” and “Ba1”. Likewise the S&P and Fitch rating category of “BB” includes “BB+”, “BB” and “BB-”. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities and bank loans ratings system, including the speculative characteristics attributable to each ratings category, are set forth in Appendix B to this SAI.
Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds are also subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities. Further, issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
In addition, junk bonds frequently have redemption features that permit an issuer to repurchase the security before it matures. If an issuer redeems junk bonds owned by the Fund, the Fund may have to invest the proceeds in bonds with lower yields and may lose income. Junk bonds may also be less liquid than higher rated fixed income securities, even under normal economic conditions. Moreover, there are relatively few dealers in the junk bond market, and there may be significant differences among these dealers’ price quotes. Because they are less liquid, judgment may play a greater role in valuing these securities than is the case with securities that trade in a more liquid market.
The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. The credit rating of a junk bond does not necessarily take into account its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These securities and bank loans generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income and may be less liquid than securities and bank loans in higher rating categories. Securities and bank loans in the highest category below investment grade are considered to be of poor standing and predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. As such, these investments often have reduced values that, in turn, negatively impact the value of the Fund’s shares. If a security or bank loan is downgraded to a rating category that does not qualify for investment, the sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.
Distressed Securities. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Investments in such distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities, including equity securities, with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale, and sales may be possible only at substantial discounts. Distressed securities and any securities received in exchange for such securities may also be difficult to value and/or liquidate.
ILLIQUID INVESTMENTS. An illiquid investment means an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days without the sale or disposition significantly changing the market value of the investment, as determined under the Fund’s liquidity risk management program. The Fund may not be able to sell illiquid investments or other investments when a sub-adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. Illiquid investments also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on the Fund’s net asset value.
Securities and other investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the security, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated such that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to OTC securities, the continued viability of any OTC secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in the Fund’s portfolio become illiquid, the Fund may exceed its limit on illiquid instruments. If this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. However, this requirement will not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.
INFLATION PROTECTED DEBT SECURITIES RISK. The Fund may invest in inflation-protected debt securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The value of inflation protected securities generally fluctuates in response to changes in real interest rates (stated interest rates adjusted to factor in inflation). In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.
Inflation protected securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury, among some other issuers, issues inflation protected securities that accrue inflation into the principal value of the security and other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation protected securities exist which use an inflation index other than the CPI. Inflation protected securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future.
Repayment of the original security principal upon maturity (as adjusted for inflation) is generally guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the securities is not guaranteed and will fluctuate. Other inflation related securities may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.
The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. The market for inflation-protected securities may be less developed or liquid, and more volatile, than certain other securities markets.
The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INFLATION RISK. The Fund's investments may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of the Fund's assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund's investments may not keep pace with inflation, which would generally adversely affect the real value of Fund shareholders’ investment in the Fund. This risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.
INITIAL PUBLIC OFFERINGS (“IPO”) RISK. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO is complete. The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. Although investments in IPOs have the potential to produce substantial gains in a short period of time, there is no assurance that the Fund will have access to profitable IPOs, that any particular IPO will be successful, or that any gains will be sustainable. Investors should not rely on past gains attributable to IPOs as an indication of future performance.
INTEREST RATE RISK. Interest rate risk is the risk that an investment held by the Fund may go down in value when interest rates rise because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. For this reason, the longer the Fund’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price. A variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Falling interest rates may also lead to a decline in the Fund’s income. Interest rates in the United States are near historic lows. This may increase the Fund’s exposure to risks associated with rising rates, which may be particularly relevant for the Fund under current economic conditions in which interest rates remain near historic lows. To the extent the Federal Reserve Board (the “Fed”) raises interest rates, there is a risk that interest rates across the U.S. financial system may rise. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond holdings at any given time. A rise in interest rates could also cause investors to rapidly move out of fixed-income securities, which may increase redemptions in the Fund and subject the Fund to increased liquidity risk. A substantial increase in interest rates may also have an adverse impact on the liquidity of one or more portfolio securities, especially those with longer maturities. Moreover, in response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including, among other things, lowering interest rates. Interest rates in the United States are currently at historically low levels. During periods when interest rates are low (or negative), the Fund’s yield (or total return) may also be low and fall below zero. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Certain European countries and Japan have pursued negative interest rate policies. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with negative value intended to help create self-sustaining growth in the local economy. To the extent the Fund holds a debt instrument with a negative interest rate, the Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market, investors may seek to reallocate their investment to other income-producing assets, which could further reduce the value of instruments with a negative yield.
INTERFUND LENDING PROGRAM. The Fund has received exemptive relief from the SEC, which permits the Fund to participate in an interfund lending program. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. All interfund loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments. The Fund may participate in the interfund lending program only to the extent that such participation is consistent with the Fund’s investment objectives, restrictions, policies, and limitations.
The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating Funds, including the following: (1) the Fund may not borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Funds under a loan agreement; and (2) the Fund may not lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements. Interfund loans and borrowings have a maximum duration of seven days, and loans may be called on one business day’s notice. If the Fund has outstanding bank borrowings, any interfund loan to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending Fund to call the interfund loan (and exercise all rights with respect to any collateral), and cause such call to be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.
The Fund may borrow on an unsecured basis through the interfund lending program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund’s total outstanding borrowings immediately after an interfund loan under the interfund lending program exceed 10% of its total assets, the Fund may borrow through the interfund lending program on a secured basis only. The Fund may not borrow under the interfund lending program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33  1∕3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.

The Fund may not lend to another Fund through the interfund lending program if the loan would cause the lending Fund’s aggregate outstanding loans through the interfund lending program to exceed 15% of its current net assets at the time of the loan. The Fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets.
Funds participating in the interfund lending program are subject to certain risks. The Fund borrowing through the program may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. As of September 15, 2021, the Fund does not engage in interfund lending.
INVERSE FLOATING RATE SECURITIES. Inverse floating rate securities, also called inverse floaters or residual interest bonds, are variable-rate securities whose coupon changes in a direction opposite from that of a specified interest rate. Generally, income on inverse floaters decreases when interest rates rise and increases when interest rates fall. Inverse floaters may be subject to leverage risk and counterparty risk. These risks are greater for inverse floaters that are structured as tender option bonds (“TOBs”). Inverse floaters can have the effect of providing a degree of investment leverage because they may increase or decrease in value in response to changes (e.g., changes in market interest rates) at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to the same changes. Therefore, the market values of such securities are generally more volatile than the market values of fixed-rate securities (especially during periods when interest rates are fluctuating). The Fund could lose money and its net asset value could decline if movements in interest rates are incorrectly anticipated. Moreover, the markets for this type of security may be less developed and less liquid than the markets for traditional municipal securities. Investments in inverse floaters in the form of TOBs are also subject to risks related to the termination of the trust that issues the TOB, which could expose the Fund to losses associated with such termination.
The Fund may invest in municipal inverse floaters, which are a type of inverse floater in which a municipal bond is deposited with a special purpose vehicle (“SPV”), which issues, in return, the municipal inverse floater (which is comprised of a residual interest in the cash flows and assets of the SPV) plus proceeds from the issuance by the SPV of floating rate certificates to third parties. This type of municipal inverse floater generally includes the right to “unwind” the transaction by (1) causing the holders of the floating rate certificates to tender their certificates at par and (2) returning the municipal inverse floater to the SPV in exchange for the original municipal bond. If the holder of the inverse floater exercises this right, it would pay the par amount due on the floating rate certificates and exchange the municipal inverse floater for the underlying municipal bond. The SPV may also be terminated for other reasons (as defined in its operative documents), such as a downgrade in the credit rating of the underlying municipal bond, a payment failure by or the bankruptcy of the issuer of the underlying municipal bond, the inability to remarket floating rate certificates or the SPV’s failure to obtain renewal of the liquidity agreement relating to the floating rate certificates. In the event of such a termination, an investor, such as the Fund, shall have the option but not the obligation to effect the economic equivalent of an “unwind” of the transaction. The holder of a municipal inverse floater generally bears all of the investment risk associated with the underlying bond.
Inverse floating rate securities are subject to the risks inherent in derivative instruments. See “Derivative Instruments” herein.
INVESTMENT GRADE SECURITIES. The Fund is permitted to invest in debt securities rated within the four highest rating categories (e.g., “Aaa”, “Aa”, “A” or “Baa” by Moody’s, “AAA”, “AA”, “A” or “BBB” by S&P or “AAA”, “AA”, “A” or “BBB” by Fitch) (or, if unrated, securities of comparable quality as determined by the sub-adviser) (see Appendix B to this SAI for a description of applicable securities ratings). These investments are generally referred to as “investment grade investments.” Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category that does not qualify for investment, the sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., “Baa” by Moody’s, “BBB” by S&P and “BBB” by Fitch) and unrated securities of comparable quality (as determined by the sub-adviser) are considered to have speculative characteristics with respect to the issuer’s continuing ability to meet principal and interest payments, involve a higher degree of risk and are more sensitive to economic change than higher rated securities.
INVESTMENTS IN EMERGING MARKET SECURITIES. The Fund may invest in securities of issuers that conduct their principal business activities in, or whose securities are traded principally on exchanges located in, less developed countries considered to be “emerging markets.” Unless otherwise stated in the Fund’s investment strategy, emerging markets are those markets (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) the Fund’s benchmark index provider designates as emerging. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. Investing in emerging market securities involves not only the risks described above with respect to investing in foreign securities, but also other risks that may be more severe and pervasive than those present in foreign countries with more developed markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. The value of the Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other restrictions in emerging market countries. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such circumstances, it is possible that the Fund could lose the entire amount of its investments in the affected market.
Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war and ethnic, religious and racial conflicts. The Fund’s emerging market investments may introduce exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investments include national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Also, the typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may result in lack of liquidity and price volatility of those securities. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets. This magnification of risks is the result of a number of factors, including: government ownership or control of parts of the private sector and of certain companies; trade barriers; exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; less uniformity in accounting and reporting requirements; unreliable securities valuation; greater risk associated with custody of securities; and the relatively new and unsettled securities laws in many frontier market countries. In addition, the markets of frontier countries typically have low trading volumes, leading to a greater potential for extreme price volatility and illiquidity. This volatility may be further increased by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of funds investing in these markets could significantly affect local securities prices and, therefore, the net asset value of the Fund. All of these factors make investing in frontier market countries significantly riskier than investing in other countries, including more developed and traditional emerging market countries, and any one of them could cause the net asset value of the Fund’s shares to decline.
In addition to the risks of foreign investing and the risks of investing in emerging or frontier markets, investments in certain countries with recently developed markets and structures, such as Nigeria, Croatia and Russia, implicate certain specific risks. Because of the recent formation of these securities markets and the underdeveloped state of these countries’ banking systems, settlement, clearing and registration of securities transactions are subject to significant risks. Share ownership is often defined and evidenced by extracts from entries in a company’s share register, but such extracts are neither negotiable instruments nor effective evidence of securities ownership. Further, the registrars in these countries are not necessarily subject to effective state supervision or licensed by any governmental entity, there is no central registration system for shareholders and it is possible for the Fund to lose its entire ownership rights through fraud, negligence or mere oversight. In addition, while applicable regulations may impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In Croatia, these risks are limited to investments in securities that are not traded on the national stock exchange. However, in other countries, including Nigeria and Russia, all securities investments are subject to these risks. In addition, as much of China’s growth over recent decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. In addition, it is possible that the continuation or worsening of the current political climate could result in regulatory restrictions being contemplated or imposed in the U.S. or in China that could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective.

Sukuk Risk. Sukuk are similar to conventional senior, unsecured bonds but are structured to comply with Sharia, or Islamic, law and its investment principles, which, inter alia, prohibit the charging or paying of interest. Sukuk represent undivided shares in the income generated by an underlying asset or pool of assets (the “Underlying Assets”) and/or contractual payment obligations of an obligor. Obligors include international financial institutions, corporations, foreign governments and agencies of foreign governments (each, an “Obligor”). Obligors typically arrange for the issue of sukuk through a special purpose vehicle or similar corporate entity (the “Sukuk Issuer”). For sukuk linked to Underlying Assets, title to the Underlying Assets is transferred to the Sukuk Issuer; for sukuk that are not linked to Underlying Assets, the sukuk represents an interest in the income stream generated by one or more contractual payment obligations of the Obligor to the Sukuk Issuer. In either event, the payments received by the investor do not come from interest on such investor’s money. Since the investors in sukuk purchase an instrument with income or periodic payments linked to a specific income stream, investors are subject to the risk that the relevant Underlying Assets or the contractual payment obligations may not perform as expected, and the flow of income may, accordingly, be slower than expected or may cease altogether. In particular, Sukuk Issuers typically agree to redeem the sukuk at the end of a contractual term at an agreed price, similar to a maturity date. The ability of a Sukuk Issuer to redeem such sukuk is dependent on the income generated by the sukuk during its life and the ability and willing-ness of the Obligor to make payments to the Sukuk Issuer for payment to the investors. No collateral, including the Underlying Assets, is pledged as security for sukuk. As unsecured investments, sukuk are backed only by the credit of the Obligor. Sukuk are also subject to the risks associated with developing and emerging market economies, which include, among others, inconsistent accounting and legal principles. The process to resolve a default or other non-payment event in respect of sukuk is likely to take longer than resolving a default in respect of a bond. In addition, it is possible that evolving interpretations of Sharia law by courts or Islamic scholars on sukuk structures and sukuk transferability, or a determination subsequent to the issuance of a sukuk by courts or Islamic scholars that such sukuk does not comply with Sharia law and its investment principles, could have an adverse effect on the price and liquidityof a such sukuk, similarly-structured sukuk or the sukuk market in general and give rise to defenses of the Obligor and the Sukuk Issuer that amounts under the sukuk are not payable either in full or in part. In addition, investors’ ability to pursue and enforce actions with respect to these payment obligations or to otherwise enforce the terms of the sukuk, restructure the sukuk, obtain ajudgment in a court of competent jurisdiction or attach assets of the Sukuk Issuer or the Obligor may be limited. In addition, as with conventional debt instruments, sukuk prices may change in response to global interest rate changes. While the global sukuk market has grown in recent years, it is significantly smaller than bond market and there may be times when the market is illiquid and it is difficult to make an investment in, or dispose of, sukuk. Unlike bonds, sukuk are generally held to maturity, and trading is limited to the primary market.
LARGE SHAREHOLDER TRANSACTION RISK. Certain shareholders, including funds advised by HFMC, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, HFMC or an affiliate of HFMC, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.
LIBOR RISK. The use of certain London Interbank Offered Rates (collectively, “LIBOR”) are expected to be phased out by the end of 2021. However, it is possible that certain LIBORs may continue beyond 2021 and the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to the end of 2021 with respect to certain LIBORs or mid-2023 for the remaining LIBORs.
LIQUIDATION OF FUND RISK. The Board may determine to close and liquidate the Fund at any time. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event for shareholders who do not hold their shares in a tax deferred account and, depending on a shareholder’s basis in his or her Fund shares, may result in the recognition of a gain or loss for tax purposes.
LOANS AND LOAN PARTICIPATIONS. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as LIBOR or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its corporate loans. The Fund may make certain corporate loan investments as part of a broader group of lenders (together often referred to as a “syndicate”) that is represented by a leading financial institution (or agent bank). The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems or is terminated, the Fund may not recover its investment or recovery may be delayed. Corporate loans may be denominated in currencies other than U.S. dollars and are subject to the credit risk of nonpayment of principal or interest. Further, substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to the collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
The Fund may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans. Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. Also, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans. Many such loans are relatively illiquid and may be difficult to value.
Some bank loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the bank loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the bank loans, including, in certain circumstances, invalidating such bank loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect Fund performance.
Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.
Investments in bank loans through a direct assignment of the financial institution’s interest with respect to the bank loan may involve additional risks. For example, if a secured bank loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.
Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment, and revolving credit facilities, which would require the Fund to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.
A financial institution’s employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund may incur certain costs and delays in realizing payments on a bank loan or loan participation and could suffer a loss of principal and/or interest.
Floating Rate Loans Risk. The Fund may invest in interests in floating rate loans (often referred to as “floaters”). Senior floating rate loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The Fund may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans. The Fund may also invest in companies whose financial condition is uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. Floating rate loans typically have rates of interest that are reset or redetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a spread. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan or as a participation interest in another lender’s portion of the floating rate loan.
The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss and can hinder the Fund’s ability to meet redemption requests to the extent that such redemptions are effected on a cash basis.
Many loans in which the Fund may invest may not be rated by a rating agency, and many, if not all, loans will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Investment Manager and/or the sub-adviser considers, and may rely in part, on analyses performed by others. In the event that loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities that are rated below-investment-grade and comparable unrated bonds are viewed by the rating agencies as having speculative characteristics and are commonly known as “junk bonds”. Historically, senior-secured floating rate loans tend to have more favorable loss recovery rates than more junior types of below-investment-grade debt obligations. The sub-adviser does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.
Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. Floating rate loans are rated below-investment-grade, which means that rating agencies view them as more likely to default in payment than investment-grade loans. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Some floating rate loans are also subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such floating rate loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of floating rate loans including, in certain circumstances, invalidating such floating rate loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund’s performance.
Prepayment Risk – Most floating rate loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to fixed-rate investments, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the investment and making the investment more sensitive to interest rate changes. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Further, loans or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.
Market Risk – Significant events, such as turmoil in the financial and credit markets, terrorist events, and other market disruption events, such as weather or infrastructure disruptions that affect the markets generally, can affect the liquidity of the markets and cause spreads to widen or interest rates to rise, resulting in a reduction in value of the Fund’s assets. Other economic factors (such as a large downward movement in security prices, a disparity in supply of and demand for certain loans and securities or market conditions that reduce liquidity) can also adversely affect the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. The Fund is also subject to income risk, which is the potential for a decline in the Fund’s income due to falling interest rates or market reductions in spread. Please see “Market Risk” below.
Terrorist attacks and related events, including wars in Iraq and Afghanistan and their aftermath, and the recent rise of the militant group known as the Islamic State of Iraq and Syria, have led to increased short-term market volatility and may have long term effects on U.S. and world economies and markets. A similar disruption of the financial markets, such as the problems in the subprime market, could affect interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to investments in floating rate loans. In particular, junk bonds and floating rate loans tend to be more volatile than higher-rated fixed income securities; as such, these circumstances and any actions resulting from them may have a greater effect on the prices and volatility of junk bonds and floating rate loans than on higher-rated fixed income securities. The Fund cannot predict the effects of similar events in the future on the U.S. economy.
Material Non-Public Information – The Fund may be in possession of material non-public information about a Borrower or issuer as a result of its ownership of a loan or security of such Borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a loan or security of such a Borrower or issuer when it would otherwise be advantageous to do so.
Regulatory Risk – To the extent that legislation or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans, particularly in connection with highly leveraged transactions, floating rate loans for investment may become less available. Any such legislation or regulation could also depress the market values of floating rate loans. Loan interests may not be considered “securities,” and purchasers, such as the Fund, may, therefore, not be entitled to rely on the anti-fraud protections of the federal securities laws.

Loan Participations Risk. A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the Fund is a participant in a loan, it does not have any direct claim on the loan or any rights of set-off against the borrower and may not benefit directly from any collateral supporting the loan. As a result, the Fund is subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
The lack of a highly liquid secondary market may have an adverse impact on the ability to dispose of particular loan participations when necessary to meet redemption of the Fund’s shares to the extent that such redemptions are effected on a cash basis, to meet the Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for loan participations also may make it more difficult for the Fund to value these investments for purposes of calculating its net asset value.
Senior Loans Risk. Senior debt (frequently issued in the form of senior notes or referred to as senior loans) is debt that takes priority over other unsecured or otherwise more “junior” debt owed by the issuer. Senior debt has greater seniority in the issuer’s capital structure than subordinated debt. In the event the issuer goes bankrupt, senior debt theoretically must be repaid before other creditors receive any payment. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund’s investments in senior loans, and thus the sub-adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund that invests in senior loans is particularly dependent on the analytical abilities of its sub-adviser.
An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value even before a default occurs. Further, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect a senior loan’s value.
No active trading market may exist for certain senior loans, which may impair the Fund’s ability to realize full value in the event that it needs to sell a senior loan and may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Although senior loans in which the Fund invests generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrowers’ obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include the invalidation of senior loans.
If a senior loan is acquired through an assignment, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. If a senior loan is acquired through a participation, the acquiring Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the entity selling the participation.
Senior loans in which the Fund may invest may be rated below investment grade. The risks associated with these senior loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. This higher standing of senior loans has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest rates are typically adjusted for changes in short-term interest rates, senior loans generally are subject to less interest rate risk than other below investment grade securities (which are typically fixed rate).
Unsecured Loans Risk. The claims of holders of unsecured loans are subordinated to, and thus lower in priority of payment to, claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. In addition, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans.

Delayed Settlement Risk. Compared to securities and to certain other types of financial assets, purchases and sales of senior loans take relatively longer to settle, partly due to the fact that senior loans require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, recent regulatory changes have increasingly caused dealers to insist on matching their purchases and sales, which can lead to delays in the Fund's settlement of a purchase or sale of a senior loan in circumstances where the dealer's corresponding transaction with another party is delayed. Dealers will also sometimes sell senior loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.
This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, senior loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a senior loan; (iv) inhibit the Fund's ability to re-sell a senior loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
MARKET PRICE RISK. The NAV of the Fund's shares and the value of your investment may fluctuate. The market prices of the Fund's shares will generally fluctuate in accordance with changes in NAV, changes in the intraday value of the Fund's holdings, as well as the relative supply of and demand for the shares on the listing exchange. Although it is expected that the Fund’s shares will remain listed on an exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the Investment Manager nor the Sub-Adviser can predict whether the Fund's shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund's shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund's holdings trading individually or in the aggregate at any point in time. Authorized participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV. In addition, unlike other types of ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Fund's shares will trade at premiums or discounts to NAV or to the intraday value of the Fund's holdings.
MARKET RISK. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that such markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security or other investment may also change in value due to factors that affect an individual issuer or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events, pandemics, epidemics or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. Relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. The fixed income markets at times have experienced periods of extreme volatility that has negatively impacted a broad range of mortgage- and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments have at times experienced reduced liquidity, increased price volatility, credit downgrades and increased likelihood of default. Domestic and international equity markets have also experienced heightened volatility and turmoil that has particularly affected issuers with exposure to the real estate, mortgage and credit markets. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and their yields to decline. These events as well as continuing market upheavals may have an adverse effect on the Fund and may result in increased redemptions of Fund shares.
In addition, while interest rates have been unusually low in recent years in the U.S. and abroad, any decision by the Fed to adjust the target federal funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the Fund. Political turmoil within the U.S. and abroad may also impact the Fund. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has broad authority to promote the orderly administration of FNMA’s and FHLMC’s affairs, including the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, and the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has indicated that it has no present intention to repudiate or to transfer any guaranty obligations, holders of FNMA or FHLMC mortgage-backed securities would be adversely affected in the event that the FHFA exercised either of these powers granted to it under the Reform Act. In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.
In addition, following the global financial crisis, the Fed attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. To the extent that the Fed reduces its holdings in securities and raises the federal funds rate, there is a risk that interest rates across the financial industry will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities.
MASTER LIMITED PARTNERSHIP (“MLP”) RISK. Equity securities of MLPs are listed and traded on U.S. securities exchanges. The value of an MLP equity security fluctuates based predominately on the MLP’s financial performance, as well as changes in overall market conditions. Investments in MLP equity securities involve risks that differ from investments in common stocks, including risks related to the fact that investors have limited control of and limited rights to vote on matters affecting the MLP; dilution risks; and risks related to the general partner’s right to require investors to sell their holdings at an undesirable time or price. Debt securities of MLPs have characteristics similar to debt securities of other types of issuers, and are subject to the risks applicable to debt securities in general, such as credit risk, interest rate risk, and liquidity risk. Investments in debt securities of MLPs may not offer the tax characteristics of equity securities of MLPs. To the extent the Fund invests in debt securities of MLPs that are rated below investment grade, such investments are also subject to the risks in discussed in “High Yield Investments (‘Junk Bonds’)” above. Investments in MLPs are subject to cash flow risk and risks related to potential conflicts of interest between the MLP and the MLP’s general partner. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLP securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors. In addition, if the tax treatment of an MLP changes, the Fund’s after-tax return from its MLP investment would be materially reduced.
MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES. The Fund may hold cash and invest in money market instruments at any time. The Fund may invest some or all of its assets in cash, high quality money market instruments and shares of money market investment companies for temporary defensive purposes in response to adverse market, economic or political conditions when its sub-adviser, subject to the overall supervision of HFMC, deems it appropriate.

Money market instruments include, but are not limited to: (1) banker’s acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars) and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements. The Fund may also invest in affiliated and unaffiliated money market funds that invest in money market instruments, as permitted by regulations adopted under the 1940 Act. The Fund’s ability to redeem shares of a money market fund may be impacted by liquidity fees and redemption gates under certain circumstances.
MORTGAGE-RELATED SECURITIES. The mortgage-related securities in which the Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks, various governmental, government-related and private organizations and others. The Fund may also invest in similar mortgage-related securities that provide funds for multi-family residences or commercial real estate properties. Mortgage-related securities are subject to certain specific risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-backed securities, it may exhibit additional volatility. This is known as “extension risk.” In addition, adjustable and fixed rate mortgage-backed securities are subject to “prepayment risk.” When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at lower prevailing interest rates. Mortgage-related securities are also subject to the risk that the underlying loans may not be repaid. The value of mortgage-related securities can also be significantly affected by the market’s perception of the issuers and the creditworthiness of the parties involved. These risks are elevated given the current distressed economic, market, health and labor conditions, notably, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters. In addition, legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of mortgage-related securities (e.g., the Coronavirus Aid, Relief, and Economic Security (CARES) Act). Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-related securities. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize mortgage-related securities held by the Fund, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize mortgage-related securities held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of mortgage-related securities collateralized by residential mortgage loans.
The yield characteristics of mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers and unemployment rates.
Mortgage securities differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of “locking in” long-term interest rates.
FNMA and FHLMC have entered into a joint initiative under the direction of the FHFA to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”), which generally aligns the characteristics of FNMA and FHLMC certificates. Uniform mortgage-backed securities are a recent innovation, and the effect they may have on the market for mortgage-related securities is uncertain.
Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations (which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Multiple-class mortgage-related securities are referred to herein as “CMOs.” Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages, which payments and the priority thereof are determined by the specific terms of the CMO class. CMOs may be issued by U.S. or non-U.S. issuers. CMOs involve special risks, and evaluating them requires special knowledge.
CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, any given CMO structure may react differently from the way anticipated and thus affect the Fund’s portfolio in different, and possibly negative, ways. Market changes may also result in increased volatility in market values and reduced liquidity. CMOs may lack a readily available secondary market and be difficult to sell at the price at which the Fund values them.
Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates, such as interest-only (“IO”) and principal-only (“PO”) classes. These securities are frequently referred to as “mortgage derivatives” and may be sensitive to changing interest rates and deteriorating credit environments. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Inverse floating rate CMOs, which pay interest at a rate that decreases when a specified index of market rates increases (and vice versa), also may be extremely volatile. If the Fund purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to holders of the securities, which would thus reduce the values of the securities or in some cases render them worthless. The Fund may invest in mortgage-backed securities issued by the U.S. Government. See “U.S. Government Securities Risk” below. To the extent the Fund invests in mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Mortgage-related securities issued by private issuers are subject to the credit risks of the issuers, as well as to interest rate risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.
Issuers of certain CMOs may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, as a result of its investment in asset-backed securities, the Fund would be subject to the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
MUNICIPAL SECURITIES. Municipal securities primarily include debt obligations that are issued by or on behalf of the District of Columbia, states, territories, commonwealths and possessions of the United States and their political subdivisions (e.g., cities, towns, counties, school districts, authorities and commissions) and agencies, authorities and instrumentalities, which are issued to obtain funds for public purposes, including the construction or improvement of a range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Municipal securities may also be issued for other public purposes such as the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment or any authorized corporate purpose of the issuer, except for the payment of current expenses. Certain types of industrial development (or private activity) bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams. Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation (but, note that municipal securities may include securities that pay interest income subject to the Alternative Minimum Tax).

The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations payable from the issuer’s general unrestricted revenues and not from any particular fund or revenue source. The characteristics and methods of enforcement of general obligation bonds vary according to the laws applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues, pledged to payment of the bonds, of the project to be financed. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any). There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors (see Appendix B of this SAI). The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate. However, the ratings are general, not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.
Municipal securities risks include the possibility that the issuer may not be able to pay interest or repay principal when due; the relative lack of information about certain issuers of municipal securities; and the possibility of future legislative changes that could affect the market for and value of municipal securities. Municipal securities are subject to interest rate risk, credit risk and market risk. Because municipal securities are issued to finance similar projects, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Furthermore, many states and municipalities have been adversely impacted by the ongoing COVID-19 pandemic as a result of declines in revenues and increased expenditures required to manage and mitigate the outbreak.
In addition to these risks, investment in municipal securities is also subject to:
General Obligation Bonds Risk. The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue (or Limited Obligation) Bonds Risk. Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity (or Industrial Development) Bonds Risk. Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risk. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risk. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Bankruptcy Risk. The City of Detroit filed for federal bankruptcy protection on July 18, 2013. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city's outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. If the Fund holds securities that are affected by a city's bankruptcy filing, the Fund's investments in those securities may lose value, which could cause the Fund's performance to decline.
Municipal Lease Obligations Risks. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation (i.e., annually appropriate money to make the lease payments) it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk. Municipal securities are subject to the risk that the Internal Revenue Service (“IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal security is taxable, which may result in a significant decline in the value of the security.
Investment in Bonds Issued by Puerto Rico. As with state municipal securities, events in any of the territories, such as Puerto Rico, where the Fund may invest may affect the Fund’s investments and its performance. Certain municipal issuers in Puerto Rico have experienced and continue to experience significant financial difficulties and repeated credit rating downgrades. For example, in recent years, Puerto Rico has experienced difficult financial and economic conditions, which may negatively affect the value of the Fund’s holdings in Puerto Rico municipal securities. In addition, Puerto Rico has recently experienced other events that have adversely affected its economy, infrastructure, and financial condition, which may prolong any debt restructuring and economic recovery efforts and processes. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal securities that may affect the Fund’s investments and its performance.
For the purpose of diversification under the 1940 Act, identifying the issuer of a municipal security depends on the terms of the security. If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision will be deemed the sole issuer of the security. If the security is backed only by the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision, but not by the state or political subdivision itself, such agency, authority or instrumentality will be deemed to be the sole issuer. Similarly, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality (e.g., utility revenue bonds), and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer. In the case of an industrial development bond, if the bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, such non-governmental user will be deemed to be the sole issuer. If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by the Fund exceeds 10% of the value of the Fund’s total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.
Municipal bonds are traded in the “over-the-counter” market among dealers and other large institutional investors, which, together with the broader fixed-income markets, began in the latter months of 2008 to experience increased volatility and decreased liquidity in response to challenging economic conditions and credit tightening. If market liquidity decreases, the Fund may not be able to sell bonds readily at prices reflecting the values at which the bonds are carried on the Fund's books. An imbalance in supply and demand in the municipal market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.
NEW FUND RISK. There can be no assurance that a new Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
NO GUARANTEE OF ACTIVE TRADING MARKET RISK. While the Fund’s shares are listed on a national exchange, there can be no assurance that active trading markets for shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s shares.
OPERATIONAL RISKS. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. Among other things, these errors or failures as well as other technological issues may adversely affect the Fund's ability to calculate its net asset values in a timely manner, including over a potentially extended period. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could causes losses to the Fund. In addition, as the use of technology increases, the Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or operational capacity. As a result, the Fund may incur regulatory penalties, reputational damage, additional compliance costs associated with corrected measures and/or financial loss. In addition, cybersecurity breaches of the Fund’s third party service providers or issuers in which the Fund invests may also subject the Fund to many of the same risks associated with direct cybersecurity breaches.
In addition, the Fund may rely on various third-party sources to calculate its net asset value. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or system failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation, and/or the inability to calculate net asset value over extended periods. The Fund may be unable to recover any losses associated with such failures.

OTHER CAPITAL SECURITIES. Other capital securities encompass a group of instruments referred to in capital markets as “Hybrids,” “Tier I and Tier 2” and “TRUPS.” These securities give issuers flexibility in managing their capital structure. The features associated with these securities are predominately debt like in that they have coupons, pay interest and in most cases have a final stated maturity. There are certain features that give the companies flexibility not commonly found in fixed income securities, which include, but are not limited to, deferral of interest payments under certain conditions and subordination to debt securities in the event of default. The deferral of interest payments, even for an extended period of time, is generally not an event of default, and the ability of the holders of such instruments to accelerate payment is generally more limited than with other debt securities.
OTHER INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, such as open-end or closed-end management investment companies, including ETFs, or in pooled accounts, or other unregistered accounts or investment vehicles to the extent permitted by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.
Generally, under the 1940 Act, the Fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies; (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund’s total assets would be invested in any one such investment company. In some instances, the Fund may invest in an investment company in excess of these limits; for instance, with respect to investments in money market funds or investments made pursuant to exemptive rules adopted and/or orders granted by the SEC.
PREFERRED STOCK RISK. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.
REAL ESTATE INVESTMENT TRUSTS (“REITs”) RISK. The Fund may invest in REITs. REITs pool funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders generally at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, if applicable, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
REAL ESTATE RELATED SECURITIES RISKS. The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, vacancy rates, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management may also affect real estate values. Further, the real estate industry is particularly sensitive to economic downturns. When economic growth is slow, demand for property decreases and prices may decline. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. See “Real Estate Investment Trusts (“REITs”) Risk” above.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. A reverse repurchase agreement is a term used to describe the opposite side of a repurchase transaction. The party that purchases and later resells a security is said to perform a repurchase; the other party, that sells and later repurchases a security is said to perform a reverse repurchase. The Fund is permitted to enter into fully collateralized repurchase agreements. The Trust’s Board of Trustees has delegated to the sub-adviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of the collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. The use of reverse repurchase agreements may increase the possibility of fluctuation in the Fund’s net asset value.
As discussed in "Risk Factors in Derivative Instruments" above, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions reflected in the Trust’s asset segregation and cover policies discussed herein. Following the compliance date, these new requirements may limit the Fund's ability to use derivatives and reverse repurchase agreements and similar financing transactions as part of the Fund's investment strategies.
RESTRICTED SECURITIES RISK. The Fund may invest in securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted securities could hamper the Fund’s ability to raise cash to meet redemptions to the extent that such redemptions are effected on a cash basis. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted securities. Where registration is required for restricted securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security. The Fund may purchase securities that may have restrictions on transfer or resale (including Rule 144A securities and Regulation S securities). “Rule 144A” securities are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. Rule 144A investments are subject to certain additional risks compared to publicly traded securities. If there are not enough qualified buyers interested in purchasing Rule 144A securities when the Fund wishes to sell such securities, the Fund may be unable to dispose of such securities promptly or at reasonable prices. For this reason, although Rule 144A securities are generally considered to be liquid, the Fund’s holdings in Rule 144A securities may adversely affect the Fund’s overall liquidity if qualified buyers become uninterested in buying them at a particular time. Issuers of Rule 144A securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of a security. Offerings of Regulation S securities may be conducted outside of the United States. Regulation S securities are generally less liquid than registered securities, as a result, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Depending upon the circumstances, the Fund may only be able to sell these securities in the United States if an exemption from registration under the federal and state securities laws is available or may only be able to sell these securities outside of the United States (such as on a foreign exchange). These securities may either be determined to be liquid or illiquid pursuant to policies and guidelines established by the Trust’s Board of Trustees.
RISKS OF QUALIFIED FINANCIAL CONTRACTS. Regulations adopted by federal banking regulators under the Dodd-Frank Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of the Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact the Fund’s credit and counterparty risks.
SECONDARY TRADING MARKET ISSUES. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. There can be no assurance that the exchange’s requirements for maintaining the listing of the Fund will continue to be met or will remain unchanged.
While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for the shares (including through a trading halt) may result in market prices for shares of the Fund that differ significantly from its NAV or to the intra-day value of the Fund’s holdings. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.
Given the nature of the relevant markets for certain of the securities held by the Fund, shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund is listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when such exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the shares’ NAV may widen.
When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are, therefore, subject to the risk of increased volatility and price decreases associated with being sold short.
SECURITIES LENDING RISK. The Fund may lend portfolio securities to broker-dealers and other institutions as a means of seeking to earn additional income. If the Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The borrower is also required to pay the Fund any dividends or distributions accruing on the loaned securities. Substitute payments for dividends received by the Fund while its securities are loaned out will not be considered qualified dividend income. As of September 15, 2021, the Fund’s securities lending program generally does not restrict a security from being loaned based on the security’s anticipated dividend distributions, but the program may restrict lending of securities domiciled in certain non-US jurisdictions based on local law considerations.

The Fund does not have the right to vote proxies for securities that are on loan, but in order to vote the proxies it may restrict securities or recall loaned securities. However, the Board has approved guidelines that define circumstances under which the Fund security should be restricted from lending so that its proxies can be voted. Therefore, the Fund’s right to restrict or recall loaned securities for purposes of voting proxies may not be exercised if, for example, the Board-approved guidelines did not require the security to be restricted from lending or recalled, or if it is determined to be in the best interests of the Fund not to restrict or recall the security in order instead to earn additional income on the loan. For more information about proxy voting policies and instances in which the Fund’s sub-adviser may choose not to vote proxies, see “Proxy Voting Policies and Procedures” below.
The Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.
SECURITIES TRUSTS. The Fund may invest in securities trusts, which are investment trust vehicles that maintain portfolios comprised of underlying debt securities that are generally unsecured. These instruments are purchased in the cash markets and vary as to the type of underlying security, but include such underlying securities as corporate investment grade and high yield bonds and credit default swaps. Examples include TRAINS, TRACERS, CORE and funded CDX. Holders of interests in these structured notes receive income from the trusts in respect of principal or interest paid on the underlying securities. By investing in such notes, the Fund will indirectly bear its proportionate share of any expenses paid by such notes in addition to the expenses of the Fund.
Investments in these types of structured products are subject to the same risks that would be associated with direct investments in the underlying securities of the structured notes. These risks include substantial market price volatility resulting from changes in prevailing interest rates; default or bankruptcy of issuers of the underlying securities; subordination to the prior claims of banks and other senior lenders in the case of default; and early repayment by issuers during periods of declining interest rates because of mandatory call or redemption provisions. In addition, structured note products may have difficulty disposing of the underlying securities because of thin trading markets.
SOVEREIGN DEBT. In addition to the risks associated with investment in debt securities and foreign securities generally, investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, or otherwise meet its obligations, in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of default. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies. Furthermore, there is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Further, if a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Unlike most corporate debt restructurings, the fees and expenses of financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign debt securities instead of the sovereign entity itself. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments, and similar occurrences may happen in the future. In addition, the financial markets have at times seen an increase in volatility and adverse trends due to uncertainty surrounding the level and sustainability of sovereign debt of certain countries (for example in countries that are part of the European Union, including Greece, Spain, Ireland, Italy and Portugal). These developments adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. Outside of the European Union, Iceland has also experienced adverse trends due to high debt levels and excessive lending during the height of the financial crisis that began in 2008.
The Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and the Fund’s ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event, such as deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Sub-sovereign bonds represent the debt of state, provincial, territorial, municipal, local or other political sub-divisions, including other governmental entities or agencies. Quasi-sovereign bonds represent the debt of corporations that have significant government ownership. Sub-sovereign and quasi-sovereign bonds are subject to the risks of investing in sovereign debt generally. In addition, sub-sovereign and quasi-sovereign debt may or may not be issued by or guaranteed as to principal and interest by a governmental authority. Certain foreign government securities may be backed by the issuer’s right to borrow from a central bank or other regional banking entity while others may be backed only by the assets and credit of the issuing foreign entity. If an issuer of sub-sovereign or quasi-sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. The Fund may invest in obligations issued or guaranteed by supranational entities, which may include, for example, entities such as the International Bank for Reconstruction and Development (the World Bank). If one or more shareholders of a supranational entity fails to make necessary additional capital contributions, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments. Please see also “Foreign Investments” above.
STRIPPED SECURITIES RISK . Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. The market for stripped securities may be limited, making it difficult for the Fund to sell its holdings at an acceptable price.
STRUCTURED SECURITIES. Structured securities and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate. Depending on the terms of the particular instrument and the nature of the underlying instrument, structured securities may be subject to equity market risk, commodity market risk, currency market risk or interest rate risk. Structured securities that do not involve any type of credit enhancement are subject to credit risk that generally will be equivalent to that of the underlying instruments. Credit enhanced securities will be subject to the credit risk associated with the provider of the enhancement. The Fund is permitted to invest in classes of structured securities that are either subordinated or unsubordinated with respect to the right to payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Certain issuers of such securities may be deemed to be “investment companies” as defined in the 1940 Act; therefore, the Fund’s investment in structured securities may be limited by certain investment restrictions contained therein. Structured securities may be leveraged, increasing the volatility of each structured security’s value relative to the change in the reference measure. Structured securities may also be more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
SUSTAINABLE INVESTING RISK. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Although the sub-adviser seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. The sub-adviser’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. Because the sub-adviser evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. There is a risk that the information that the sub-adviser uses in evaluating an issuer may be incomplete, inaccurate or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, the sub-adviser’s assessment of whether an issuer fits within its sustainability criteria is made at the time of purchase and as a result, there is a risk that the issuers identified by the sub-adviser will not operate as anticipated and will no longer fit within the sub-adviser’s sustainability criteria. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to sustainable investing.
TO BE ANNOUNCED (TBA) TRANSACTIONS RISK. TBA investments include when-issued and delayed delivery securities and forward commitments. The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. The Fund may sell the securities before the settlement date if the sub-adviser deems it advisable. Distributions attributable to any gains realized on such a sale are taxable to shareholders. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Fund may also take a short position in a TBA investment when it owns or has the right to obtain, at no added cost, identical securities. If the Fund takes such a short position, it may reduce the risk of a loss if the price of the securities declines in the future, but will lose the opportunity to profit if the price rises. The Fund may purchase or sell undrawn or delayed draw loans.
Short Sales of TBA Investments Risk. The Fund may also engage in shorting of TBAs. When the Fund enters into a short sale of a TBA investment it effectively agrees to sell at a future price and date a security it does not own. Although most TBA short sales transactions are closed before the Fund would be required to deliver the security, if the Fund does not close the position, such Fund may have to purchase the securities needed to settle the short sale at a higher price than anticipated, which would cause the Fund to lose money. The Fund may not always be able to purchase the securities required to settle a short sale at a particular time or at an attractive price. The Fund may incur increased transaction costs associated with selling TBA securities short. In addition, taking short positions in TBA securities results in a form of leverage, which could increase the volatility of the Fund’s returns.
USE AS UNDERLYING FUND RISK. The Fund may be an investment (an “Underlying Fund”) of a fund that pursues its investment goal by investing primarily in other funds (“fund of funds structure”). An Underlying Fund may experience relatively large redemptions or creations as the fund that uses a fund of funds structure periodically reallocates or rebalances its assets. These transactions, to the extent they are effected on a cash basis, may cause the Underlying Fund to sell portfolio securities to meet such redemptions, or to invest cash from such creations, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. In addition, such transactions could increase or decrease gains and could affect the timing, amount and character of distributions you receive from the Fund.
U.S. GOVERNMENT SECURITIES RISK. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, which is the risk that the U.S. Treasury will be unable to meet its payment obligations. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
VALUATION RISK. The risk that the sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or system failures and other technological issues may adversely impact the Fund’s calculation of its NAV, and such NAV calculation issues may result in inaccurately calculated net asset values, delays in NAV calculation, and/or the inability to calculate NAV over extended periods. The Fund may be unable to recover any losses associated with such failures.
VOLATILITY RISK. The risk that the Fund’s share price, yield and total return may fluctuate more than those of funds that use a different investment strategy.
WARRANTS AND RIGHTS RISK. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specified period. Rights are similar to warrants but normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments. The market for warrants may be limited and it may be difficult for the Fund to sell a warrant promptly at an advantageous price.
ZERO COUPON SECURITIES. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued and traded at a discount to their face value. The discount varies as the securities approach their maturity date (or the date on which interest payments are scheduled to begin). While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. As with other fixed income securities, zero coupon bonds are subject to interest rate and credit risk. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market rates than comparable securities that pay interest currently. Longer term zero coupon bonds have greater interest rate risk than shorter term zero coupon bonds.
Portfolio Turnover
The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund.
Because the Fund has not commenced operations as of the date of its most recent fiscal year end, July 31, 2021, no portfolio turnover information is provided.
Disclosure of Portfolio Holdings
DAILY DISCLOSURE
The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly accessible Internet websites. On each business day, before commencement of trading on Cboe BZX, the Fund will disclose on hartfordfunds.com the identities and quantities of the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day. In addition, one or more basket composition files, which include the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). Each basket represents one Creation Unit of the Fund. The Trust, the Investment Manager, Sub-Adviser or State Street Bank and Trust Company (“State Street”) will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.
Fund Management
BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trust’s Board of Trustees. The Board is responsible for oversight of the Fund. The Board elects officers who are responsible for the day–to-day operations of the Fund. The Board oversees the Investment Manager and the other principal service providers of the Fund. As described in more detail below, the Board has established five standing committees that assist the Board in fulfilling its oversight responsibilities: the Audit Committee, Compliance and Risk Oversight Committee, Contracts Committee, Investment Committee and Nominating and Governance Committee (collectively, the “Committees”).
The Board is chaired by an Independent Trustee (as defined below). The Independent Chairman (i) presides at Board meetings and participates in the preparation of agendas for the meetings, (ii) acts as a liaison with the Fund's officers, Investment Manager and other trustees between meetings and (iii) coordinates Board activities and functions with the Chairperson of the Committees. The Independent Chairman may also perform such other functions as may be requested by the Board from time to time. The Board has determined that the Board’s leadership and committee structure is appropriate because it provides a foundation for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. In addition, the committee structure permits an efficient allocation of responsibility among the Trustees.
The Board oversees risk as part of its general oversight of the Fund and risk is addressed as part of various Board and Committee activities. The Fund is subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Fund's service providers, which are responsible for the day-to-day operations of the Fund, apply risk management in conducting their activities. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund, and that it is not possible to develop processes and controls to eliminate all risks and their possible effects. The Audit Committee, Compliance and Risk Oversight Committee, and Investment Committee receive reports or other information from management regarding risk assessment and management. In addition, the Investment Manager has established an internal committee focused on risk assessment and risk management related to the operations of the Fund and the Investment Manager, and the chairperson of that committee reports to the Compliance and Risk Oversight Committee on a semi-annual basis (or more frequently if appropriate). The Compliance and Risk Oversight Committee assists the Board in overseeing the activities of the Fund's Chief Compliance Officer (“CCO”), and the CCO provides an annual report to the Compliance and Risk Oversight Committee and the Board regarding material compliance matters. The Compliance and Risk Oversight Committee and the Board receive and consider other reports from the CCO throughout the year. The Investment Committee assists the Board in overseeing investment matters. The Investment Committee receives reports from the Investment Manager relating to investment performance, including information regarding investment risk. The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and valuation risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

TRUSTEES AND OFFICERS. The Board of Trustees has ten members, nine (9) of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“Independent Trustees” or “Non-Interested Trustees”). The Trust’s Board of Trustees (i) provides broad supervision over the affairs of the Trust and the Fund and (ii) elects officers who are responsible for the day-to-day operations of the Fund and the execution of policies formulated by the Board.
The first table below provides information about the Independent Trustees and the second table below provides information about the Trust’s “interested” trustee and the Trust’s officers.
NON-INTERESTED TRUSTEES
NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
HILARY E. ACKERMANN (1956)	Trustee	Since 2017	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011.	76
Ms. Ackermann
served as a
Director of Dynegy,
Inc. from October
2012 until its
acquisition by
Vistra Energy
Corporation in
2018, and since
that time she has
served as a
Director of Vistra.
Ms. Ackermann
serves as a
Director of Credit
Suisse Holdings
(USA), Inc. from
January 2017 to
present.

ROBIN C. BEERY (1967)	Trustee	Since 2016	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	76
Ms. Beery serves
as an independent
Director of UMB
Financial
Corporation
(January 2015 to
present), has
chaired the
Compensation
Committee since
April 2017, and
serves on the Audit
Committee and the
Risk Committee.

LYNN S. BIRDSONG (1946)†	Trustee and Chair of the Board	Trustee since 2017; Chair of the Board since 2019	From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm.	76	None

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
DERRICK D. CEPHAS**** (1952)	Trustee	Since 2020	Mr. Cephas currently serves as Of Counsel to Squire Patton Boggs LLP, an international law firm with 45 offices in 20 countries. Until his retirement in October 2020, Mr. Cephas was a Partner of Weil, Gotshal & Manges LLP, an international law firm headquartered in New York, where he served as the Head of the Financial Institutions Practice (April 2011 to October 2020).	76	Mr. Cephas currently serves a Director of Signature Bank, a New York-based commercial bank, and is a member of the Credit Committee, Examining Committee and Risk Committee.
CHRISTINE R. DETRICK (1958)	Trustee	Since 2017	Ms. Detrick served as a Senior Partner/Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	76
Ms. Detrick serves
as a Director and
Chair of the
Nominating and
Governance
Committee of
Reinsurance Group
of America (from
January 2014 to
present). She also
serves as a
Director of Charles
River Associates
(May 2020 to
present).

ANDREW A. JOHNSON**** (1962)	Trustee	Since 2020	Mr. Johnson currently serves as a Diversity and Inclusion Advisor at Neuberger Berman, a private, global investment management firm. Prior to his current role, Mr. Johnson served as Chief Investment Officer and Head of Global Investment Grade Fixed Income at Neuberger Berman (January 2009 to December 2018).	76	None
PAUL L. ROSENBERG**** (1953)	Trustee	Since 2020	Mr. Rosenberg is a Partner of The Bridgespan Group, a global nonprofit consulting firm that is a social impact advisor to nonprofits, non-governmental organizations, philanthropists and institutional investors (October 2007 to present).	76	None
LEMMA W. SENBET (1946)†	Trustee	Since 2017	Dr. Senbet currently serves as the William E. Mayer Chair Professor of Finance in the Robert H. Smith School of Business at the University of Maryland, where he was chair of the Finance Department from 1998 to 2006. In June 2013, he began a sabbatical from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training, which he completed in 2018.	76	None

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
DAVID SUNG (1953)	Trustee	Since 2016	Mr. Sung was a Partner at Ernst & Young LLP from October 1995 to July 2014.	76	Mr. Sung serves as a Trustee of Ironwood Institutional Multi- Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present).
*
The address for each Trustee is c/o Hartford Funds 690 Lee Road, Wayne, Pennsylvania 19087.
**
Each Trustee holds an indefinite term until the Trustee’s retirement, which must be no later than December 31 of the year in which the Trustee turns 75 years of age, or the Trustee’s resignation, removal, or death prior to the Trustee’s retirement.
***
The portfolios of the “Fund Complex” are operational series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, and Hartford Schroders Opportunistic Income Fund.
****
Effective November 2, 2020, Messrs. Cephas, Johnson, and Rosenberg were elected and appointed to the Board of Trustees.
†
Effective as of December 31, 2021, Messrs. Birdsong and Senbet will retire as Trustees.
OFFICERS AND INTERESTED TRUSTEE
NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
JAMES E. DAVEY**** (1964)	Trustee, President and Chief Executive Officer	Trustee since 2017; President and Chief Executive Officer since 2017
Mr. Davey serves as Executive Vice President of The
Hartford Financial Services Group, Inc. Mr. Davey has
served in various positions within The Hartford and its
subsidiaries and joined The Hartford in 2002.
Additionally, Mr. Davey serves as Director, Chairman,
President, and Senior Managing Director for Hartford
Funds Management Group, Inc. ("HFMG"). Mr. Davey
also serves as President, Manager, Chairman of the
Board, and Senior Managing Director for Hartford
Funds Management Company, LLC (“HFMC”);
Manager, Chairman of the Board, and President of
Lattice Strategies LLC (“Lattice”); Chairman of the
Board, Manager, and Senior Managing Director of
Hartford Funds Distributors, LLC (“HFD”); and
Chairman of the Board, President and Senior
Managing Director of Hartford Administrative Services
Company (“HASCO”), each of which is an affiliate of
HFMG.
				76	None
ANDREW S. DECKER (1963)	AML Compliance Officer	Since 2016
Mr. Decker serves as Chief Compliance Officer and
AML Compliance Officer of HASCO (since April 2015)
and Vice President of HASCO (since April 2018). Mr.
Decker serves as AML Officer of HFD (since May
2015). Mr. Decker also serves as Vice President of
HFMG (since April 2018). Prior to joining The Hartford,
Mr. Decker served as Vice President and AML Officer
at Janney Montgomery Scott (a broker dealer) from
April 2011 to January 2015.
				N/A	N/A

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
AMY N. FURLONG (1979)	Vice President	Since 2018
Ms. Furlong serves as Vice President and Assistant
Treasurer of HFMC (since September 2019). From
2018 through March 15, 2021, Ms. Furlong served as
the Treasurer of the Trust. Ms. Furlong has served in
various positions within The Hartford and its
subsidiaries in connection with the operation of the
Hartford Funds. Ms. Furlong joined The Hartford in
2004.
				N/A	N/A
WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016
Mr. Garger serves as Secretary, Managing Director
and General Counsel of HFMG, HFMC, HFD, and
HASCO (since 2013). Mr. Garger also serves as
Secretary and General Counsel of Lattice (since July
2016). Mr. Garger has served in various positions
within The Hartford and its subsidiaries in connection
with the operation of the Hartford Funds. Mr. Garger
joined The Hartford in 1995.
				N/A	N/A
THEODORE J. LUCAS (1966)	Vice President	Since 2017
Mr. Lucas serves as Executive Vice President of
HFMG (since July 2016) and as Executive Vice
President of Lattice (since June 2017). Previously, Mr.
Lucas served as Managing Partner of Lattice (2003 to
2016).
				N/A	N/A
JOSEPH G. MELCHER (1973)	Chief Compliance Officer and Vice President	Since 2016
Mr. Melcher serves as Executive Vice President of
HFMG and HASCO (since December 2013). Mr.
Melcher also serves as Executive Vice President
(since December 2013) and Chief Compliance Officer
(since December 2012) of HFMC, serves as Executive
Vice President and Chief Compliance Officer of Lattice
(since July 2016), serves as Executive Vice President
of HFD (since December 2013), and has served as
President and Chief Executive Officer of HFD (from
April 2018 to June 2019).
				N/A	N/A
VERNON J. MEYER (1964)	Vice President	Since 2016
Mr. Meyer serves as Managing Director and Chief
Investment Officer of HFMC and Managing Director of
HFMG (since 2013). Mr. Meyer has served in various
positions within The Hartford and its subsidiaries in
connection with the operation of the Hartford Funds.
Mr. Meyer joined The Hartford in 2004.
				N/A	N/A
DAVID A. NAAB (1985)	Vice President and Treasurer	Since March 15, 2021
Mr. Naab serves as Vice President and Assistant
Treasurer of HFMC (since June 2021). Prior to joining
HFMC in 2021, Mr. Naab served in various positions
as an associate, senior associate, manager, senior
manager, and director within the investment
management, financial services, and asset & wealth
management practice groups of
PricewaterhouseCoopers, LLP from 2007 to 2020.
				N/A	N/A
ALICE A. PELLEGRINO (1960)	Vice President and Assistant Secretary	Since 2016
Ms. Pellegrino serves as Vice President of HFMG
(since December 2013). Ms. Pellegrino also serves
as Vice President and Assistant Secretary of Lattice
(since June 2017). Ms. Pellegrino is a Senior Counsel
and has served in various positions within The
Hartford and its subsidiaries in connection with the
operation of the Hartford Funds. Ms. Pellegrino joined
The Hartford in 2007.
				N/A	N/A

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017
Mr. Phillips is Deputy General Counsel for HFMG and
currently serves as a Senior Vice President (since
June 2021) and Assistant Secretary (since June
2017) for HFMG. Mr. Phillips also serves as Vice
President of HFMC (since June 2021). Prior to joining
HFMG in 2017, Mr. Phillips was a Director and Chief
Legal Officer of Saturna Capital Corporation from
2014–2016. Prior to that, Mr. Phillips was a Partner
and Deputy General Counsel of Lord, Abbett & Co.
LLC.
				N/A	N/A
*
The address for each officer and Trustee is c/o Hartford Funds 690 Lee Road, Wayne, Pennsylvania 19087.
**
Each Trustee holds an indefinite term until the Trustee’s retirement, which must be no later than December 31 of the year in which the Trustee turns 75 years of age, or the Trustee’s resignation, removal, or death prior to the Trustee’s retirement. Each officer shall serve until his or her successor is elected and qualifies.
***
The portfolios of the “Fund Complex” are operational series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, and Hartford Schroders Opportunistic Income Fund.
****
“Interested person,” as defined in the 1940 Act, of the Trust because of the person’s affiliation with, or equity ownership of HFMC or affiliated companies.
All trustees and officers of the Trust also hold corresponding positions with The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Lattice Strategies Trust, and Hartford Schroders Opportunistic Income Fund.
STANDING COMMITTEES. As described in more detail below, the Board has established five standing committees that assist the Board in fulfilling its oversight responsibilities: the Audit Committee; Compliance and Risk Oversight Committee; Contracts Committee; Investment Committee; and Nominating and Governance Committee (collectively, the “Committees”). The Trust does not have a standing compensation committee; however, the Nominating and Governance Committee is responsible for making recommendations to the Board regarding the compensation of the non-interested members of the Board. The Board has adopted written charters for the Audit Committee, the Compliance and Risk Oversight Committee, the Investment Committee, and the Nominating and Governance Committee.
The Audit Committee currently consists of the following non-interested trustees: Hilary E. Ackermann, Lynn S. Birdsong, Derrick D. Cephas, Paul L. Rosenberg, and David Sung. The Audit Committee (i) oversees the Fund's accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) assists the Board of Trustees in its oversight of the qualifications, independence and performance of the Fund's independent registered public accounting firm; the quality, objectivity and integrity of the Fund's financial statements and the independent audit thereof; and the performance of the Fund's internal audit function; and (iii) acts as a liaison between the Fund's independent registered public accounting firm and the full Board. The Fund's independent registered public accounting firm reports directly to the Audit Committee, and the Audit Committee regularly reports to the Board of Trustees.
Management is responsible for maintaining appropriate systems for accounting. The Trust’s independent registered public accounting firm is responsible for conducting a proper audit of the Fund’s financial statements and is ultimately accountable to the Audit Committee. The Audit Committee has the ultimate authority and responsibility to select (subject to approval by the non-interested trustees and ratification by the Trust shareholders, as required) and evaluate the Trust's independent registered public accounting firm, to determine the compensation of the Trust's independent registered public accounting firm and, when appropriate, to replace the Trust's independent registered public accounting firm.
The Compliance and Risk Oversight Committee currently consists of Hilary E. Ackermann, Lynn S. Birdsong, Derrick D. Cephas, Paul L. Rosenberg, and David Sung. The Compliance and Risk Oversight Committee assists the Board in its oversight of the adoption and implementation of compliance and enterprise risk management policies and procedures.
The Contracts Committee currently consists of all non-interested trustees of the Trust: Hilary E. Ackermann; Robin C. Beery; Lynn S. Birdsong; Derrick D. Cephas; Christine R. Detrick; Andrew A. Johnson; Paul L. Rosenberg; Lemma W. Senbet; and David Sung. The Contracts Committee assists the Board in its consideration and review of fund contracts and the consideration of strategy-related matters.
The Investment Committee currently consists of Robin C. Beery, Christine R. Detrick, Andrew A. Johnson, and Lemma W. Senbet. The Investment Committee assists the Board in its oversight of the Fund's investment performance and related matters.

The Nominating and Governance Committee currently consists of all non-interested trustees of the Trust: Hilary E. Ackermann; Robin C. Beery; Lynn S. Birdsong; Derrick D. Cephas; Christine R. Detrick; Andrew A. Johnson; Paul L. Rosenberg; Lemma W. Senbet; and David Sung. The Nominating and Governance Committee: (i) screens and selects candidates to the applicable Board of Trustees and (ii) periodically reviews and evaluates the compensation of the non-interested trustees and makes recommendations to the Board of Trustees regarding the compensation of, and expense reimbursement policies with respect to, non-interested trustees. The Nominating and Governance Committee is also authorized to consider and make recommendations to the Board regarding governance policies, including, but not limited to, any retirement policy for non-interested trustees. The Nominating and Governance Committee will consider nominees recommended by shareholders for non-interested trustee positions if a vacancy among the non-interested trustees occurs and if the nominee meets the Committee’s criteria.
During the fiscal year ended July 31, 2021, the above referenced committees (or sub-committee thereof) met the following number of times: Audit Committee — 5 times, Investment Committee — 6 times, Nominating and Governance Committee — 4 times, Contracts Committee — 1 time and Compliance and Risk Oversight Committee — 4 times.
INDIVIDUAL TRUSTEE QUALIFICATIONS. The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Fund provided to him or her by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
Hilary E. Ackermann. Ms. Ackermann has served as an independent Board member since September 2014. She has served as Chair of the Compliance and Risk Oversight Committee since 2016. Ms. Ackermann has over 25 years of credit, financial and risk management experience, including serving as the chief risk officer at a New York-chartered bank.
Robin C. Beery. Ms. Beery has served as an independent Board member since 2017. She has served as Chair of the Nominating and Governance Committee since January 1, 2021. Ms. Beery is an experienced business executive with over 30 years of experience in the financial services industry, including extensive experience as a senior executive overseeing the global distribution of mutual funds and institutional strategies for a large investment adviser.
Lynn S. Birdsong. Mr. Birdsong has served as an independent Board member since 2003. He has served as Chairman of the Board since August 2019. He served as Co-Chairman of the Investment Committee from 2005 to 2014 and as Chairman of the Investment Committee from September 2014 to August 2019. Mr. Birdsong served in senior executive and portfolio management positions for investment management firms for more than 25 years. He has served as a director of other mutual funds for more than 10 years.
James E. Davey. Mr. Davey has served as a Board member since 2012 and President and Chief Executive Officer of the Hartford Funds since 2010. Mr. Davey joined The Hartford Financial Services Group, Inc. (“The Hartford”) in 2002 and has served in various positions within The Hartford and its subsidiaries. Prior to joining The Hartford, Mr. Davey served in various management roles at Merrill Lynch, including director of 401(k) alliance management and director of corporate and institutional 401(k) product management, overseeing product profitability and marketing strategy. Mr. Davey has served on the Board of Governors for the Investment Company Institute (ICI).
Derrick D. Cephas. Mr. Cephas has more than forty years of experience as an attorney practicing in the banking, corporate, and financial services industries. He currently is a Partner of an international law firm and also serves as a director of a commercial bank. Mr. Cephas previously served in senior executive roles in state banking and other regulatory agencies and served as the chief executive officer of one of the largest privately owned banks in the U.S.
Christine R. Detrick. Ms. Detrick has served as an independent Board member since 2016. She has served as Chair of the Investment Committee since August 2019. Ms. Detrick has over 30 years of experience leading and advising financial services companies and investors. She previously served as a director, head of the Americas financial services practice and senior advisor at a management consulting firm, and as the chief executive officer of a private savings bank.
Andrew A. Johnson. Mr. Johnson has over 30 years of experience as an investment professional responsible for a range of fixed-income and multi-asset class products. He currently serves as a diversity and inclusion advisor at a global investment management firm. In his previous roles, Mr. Johnson served as a chief investment officer, senior executive and portfolio manager.
Paul L. Rosenberg. Mr. Rosenberg has over 40 years of experience as a senior executive, strategy consultant, and senior official serving in the U.S. government. He currently is a partner of a non-profit strategy consulting firm. Mr. Rosenberg was previously a partner of a premier for-profit strategy consulting firm.
Lemma W. Senbet. Dr. Senbet has served as an independent Board member since 2005 (and served on the Board of the predecessors of some of the Hartford Funds since 2000). For more than 30 years, Dr. Senbet has served as a professor of finance, including serving as the chair of the finance department at a major university. He has served the finance profession in various capacities, including as a director or officer of finance associations.

David Sung. Mr. Sung has served as an independent Board member since 2014. He has served as Chairman of the Audit Committee since November 2019. Mr. Sung is an experienced financial services and auditing professional with over 37 years of experience serving clients in the investment management business.
References to the experience, attributes and skills of Trustees above are pursuant to requirements of the SEC and do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.
COMPENSATION OF OFFICERS AND TRUSTEES. No director, officer, or employee of HFMC, or its parent or subsidiaries, receives any compensation from the Trust for serving as an officer or Trustee of the Trust.
The chart below sets forth the compensation paid to the following Trustees for the fiscal year ended July 31, 2021 and certain other information.
NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE FUND COMPLEX PAID TO TRUSTEES
Hilary E. Ackermann, Trustee	$3,167	None	None	$338,500
Robin C. Beery, Trustee	$2,980	None	None	$316,000
Lynn S. Birdsong, Trustee	$4,512	None	None	$482,500
Derrick D. Cephas, Trustee*	$2,747	None	None	$293,500
Christine R. Detrick, Trustee	$3,167	None	None	$338,500
Duane E. Hill**	$1,247	None	None	$151,000
Andrew A. Johnson, Trustee*	$2,747	None	None	$293,500
Paul L. Rosenberg, Trustee*	$2,747	None	None	$293,500
Lemma W. Senbet, Trustee	$2,747	None	None	$293,500
David Sung, Trustee	$3,167	None	None	$338,500
*
Messrs. Cephas, Johnson, and Rosenberg were each elected as a Trustee of the Board effective November 2, 2020. The above includes compensation for Messrs. Cephas, Johnson, and Rosenberg received as Board nominees during the last fiscal year.
**
Mr. Hill retired as a Trustee of the Board effective December 31, 2020.
OWNERSHIP OF FUND SHARES. The following tables disclose the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2020 (i) in the Fund and (ii) on an aggregate basis in any registered investment companies overseen by the trustee within the same family of investment companies:
NON-INTERESTED TRUSTEES
NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Hilary E. Ackermann	N/A	Over $100,000
Robin C. Beery	N/A	Over $100,000
Lynn S. Birdsong	N/A	Over $100,000
Derrick D. Cephas	N/A	None
Christine R. Detrick	N/A	Over $100,000
Duane E. Hill*	N/A	Over $100,000
Andrew A. Johnson	N/A	None
Paul L. Rosenberg	N/A	None
Lemma W. Senbet	N/A	Over $100,000
David Sung	N/A	None
* Mr. Hill retired as a Trustee of the Board effective December 31, 2020.
INTERESTED TRUSTEE
NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
James E. Davey	N/A	Over $100,000

Control Persons and Principal Security Holders
As of September 15, 2021, the date of this SAI, the Fund had not commenced operations, and, therefore, the officers and trustees of the Trust as a group beneficially owned no shares of the Fund and there were no control persons of the Fund.
Investment Management Arrangements
The Trust, on behalf of the Fund, has entered into an investment management agreement with HFMC. The investment management agreement provides that HFMC, subject to the supervision and approval of the Trust’s Board of Trustees, is responsible for the management of the Fund. In addition, HFMC or its affiliate(s) provides administrative services to the Trust and the Fund. HFMC or its affiliate(s) have also agreed to arrange for the provision of additional services necessary for the proper operation of the Trust and the Fund. HFMC pays for these services pursuant to the Fund’s unitary management fee structure.
HFMC administers the business and affairs of the Fund. With respect to the Fund, HFMC may retain and compensate the sub-adviser that invests and reinvests the assets of the Fund pursuant to the sub-advisory agreement with HFMC. In this regard, HFMC will, whether directly or through engagement of sub-advisers, regularly provide the Fund with research, advice and supervision, and will furnish continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. HFMC shall also monitor, supervise and oversee any sub-adviser. Among other services, HFMC: (i) provides and, as necessary, reevaluates and updates the investment objectives and parameters, asset classes, and risk profiles of the Fund; (ii) determines, as permitted through the engagement of sub-advisers as the case may be, what securities and other financial instruments should be purchased for the Fund and the portion of the Fund's portfolios to be held in cash; (iii) monitors the Fund's performance and examines and recommends ways to improve performance; (iv) meets with and monitors sub-advisers to confirm their compliance with the Fund's investment strategies and policies and for their adherence to legal and compliance procedures; (v) researches and recommends sub-advisers or portfolio managers for the Fund; and (vi) reports to the Board on the performance of the Fund and recommends action as appropriate.
Among other services, HFMC: (i) assists in all aspects of the Fund's operations, including the supervision and coordination of service providers (e.g., the custodian, transfer agent or other shareholder servicing agents, accountants, and attorneys), and serves as the liaison between such service providers and the Board; (ii) drafts and negotiates agreements between service providers and the Trust; (iii) prepares meeting materials for the Trust's Board and produces such other materials as the Board may request; (iv) coordinates and oversees filings with the SEC; (v) develops and implements compliance programs for the Fund; (vi) provides day-to-day legal and regulatory support for the Fund; (vii) assists the Fund in the handling of regulatory examinations; and (viii) makes reports to the Board regarding the performance of the Fund's investment manager.
Pursuant to the investment management agreement, HFMC is not liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which its agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HFMC in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.
With respect to the Fund, HFMC has entered into an investment sub-advisory agreement with Wellington Management (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the sub-adviser, subject to the general supervision of the Trust’s Board and HFMC, is responsible for (among other things) the investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.
Pursuant to the terms of the Sub-Advisory Agreement, the sub-adviser must discharge its duties under the Sub-Advisory Agreement with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent investment professional acting in a similar capacity and familiar with such matters would use. Unless the sub-adviser breaches this standard of care or under applicable law, the sub-adviser is not liable to the Trust, the Fund, HFMC or its affiliates for any of its acts or omissions, or any acts or omissions of any other person or entity, in the course of or connected with the sub-adviser performing its obligations under the Sub-Advisory Agreement. If the sub-adviser breaches this standard of care or under applicable law, the sub-adviser is responsible for indemnifying and holding harmless HFMC and its affiliates from all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) resulting from: (1) the sub-adviser causing the Fund to be in material violation of any applicable federal or state law, rule or regulation or in violation of any investment policy set forth in the Fund's current registration statement; (2) any untrue statement of a material fact contained in the registration statement or certain other materials or the omission to state therein a material fact known to the sub-adviser that was required to be stated therein or necessary to make the statements therein not misleading, if the statement or omission was made in reliance upon information provided by the sub-adviser in writing for use in such materials; (3) a material breach of the investment sub-advisory agreement; or (4) any willful misfeasance, bad faith, negligence or reckless disregard on the part of the sub-adviser in the performance of its duties and obligations under the investment sub-advisory agreement (except to the extent that the loss results from HFMC’s or the Trust’s willful misfeasance, bad faith, negligence, or reckless disregard in the performance of their respective duties and obligations under the sub-advisory agreement or the applicable investment management agreement).

HFMC, whose business address is 690 Lee Road, Wayne, Pennsylvania 19087, was organized in 2012.
Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
As provided by the investment management agreement, the Fund pays HFMC an investment management fee that is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the Fund’s average daily net assets. With respect to the Fund, HFMC (not the Fund) pays the sub-advisory fees to Wellington Management.
MANAGEMENT FEES
The Fund pays a monthly management fee to HFMC based on a stated percentage of the Fund’s average daily net asset value as follows:
FUND	ANNUAL RATE
Sustainable Income ETF	0.54%
Under the investment management agreement, HFMC shall pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses.
ADVISORY FEE PAYMENT HISTORY
HFMC, whose business address is 690 Lee Road, Wayne, Pennsylvania 19087, was organized in 2012.
Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
Because the Fund has not commenced operations as of July 31, 2021, there is no advisory fee or sub-advisory fee payment information for the Fund.
HFMC also provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Fund, and HFMC. HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Fund.
Portfolio Managers
OTHER ACCOUNTS SUB-ADVISED OR MANAGED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS
The following table lists the number and types of other accounts sub-advised or managed by the Wellington Management portfolio managers and assets under management in those accounts as of July 31, 2021:
PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	OTHER POOLED INVESTMENT VEHICLES	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Campe Goodman, CFA	17	$12,868	21	$8,777	46[1]	$18,357
Joseph F. Marvan, CFA	20	$39,003	28	$12,205	74[1]	$37,343
Robert D. Burn, CFA	17	$12,809	17	$6,965	46[1]	$18,288
1
The advisory fee for one other account is based upon performance. Assets under management in the other account totals approximately $165 million.

CONFLICTS OF INTEREST BETWEEN THE FUND SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS AND OTHER ACCOUNTS
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The portfolio managers listed in the prospectus who are primarily responsible for the daily investment of the assets of the Fund (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. The Investment Professionals may also manage accounts which pay performance allocations to Wellington Management or its affiliates (as indicated in the notes to the chart above entitled “Other Accounts Sub-Advised or Managed by Wellington Management Portfolio Managers”). Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS
Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and HFMC on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information is as of July 31, 2021.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (“Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional managing a Fund is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Most Investment Professionals’ incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one-, three- and five-year periods, with an emphasis on five-year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. As of January 1, 2021, Campe Goodman and Joseph F. Marvan are Partners of the firm.
Wellington Management’s incentive payments to the following Investment Professionals are based on comparisons of each Investment Professional’s performance relative to the following benchmark and/or relevant peer group as of July 31, 2021, which are used to measure one, three and five year performance:
FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD
Sustainable Income ETF	Bloomberg US Intermediate Treasury (33.33%); Bloomberg Emerging Markets USD Sovereign BBB+ and lower (33.33%); Bloomberg High Yield 2% Issuer Capped (33.33%) Lipper Multi-Sector Income
EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS
Because the Fund had not commenced operations as of July 31, 2021, the Fund’s portfolio managers did not own any equity securities in the Fund as of that date.
Portfolio Transactions and Brokerage
The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.
Subject to any policy established by the Trust’s Board of Trustees and HFMC, the Sub-Adviser is primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing brokerage orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund does not necessarily pay the lowest possible spread or commission. HFMC may instruct the Sub-Adviser to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Fund.
The Sub-Adviser generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the Sub-Adviser may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
While the Sub-Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund’s portfolio securities, broker-dealers who provide investment research to the Sub-Adviser may receive orders for transactions from the Sub-Adviser. Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Sub-Adviser may cause the Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the Sub-Adviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction. See “Soft Dollar Practices” below.
To the extent that accounts managed by the Sub-Adviser are simultaneously engaged in the purchase of the same security as the Fund, then, as authorized by the Trust’s Board of Trustees, available securities may be allocated to the Fund and another client account and may be averaged as to price in a manner determined by the Sub-Adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue).
Accounts managed by the Sub-Adviser (or its affiliates) may hold securities also held by the Fund. Because of different investment objectives or other factors, a particular security may be purchased by the Sub-Adviser for one client when one or more other clients are selling the same security.

SOFT DOLLAR PRACTICES. The Sub-Adviser is responsible for the day-to-day portfolio management activities of the Fund, including effecting securities transactions. As noted above, to the extent consistent with Section 28(e) of the 1934 Act, theSub-Adviser may obtain “soft dollar” benefits in connection with the execution of transactions for the Fund. The Sub-Adviser may cause the Fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Information so received is in addition to and not in lieu of the services that the sub-adviser is required to perform under the applicable investment sub-advisory agreement. In circumstances where two or more broker-dealers are equally capable of providing best execution, the Sub-Adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion. Neither the management fees nor the sub-advisory fees paid by the Fund are reduced because the Sub-Adviser or its affiliates receive these services even though the Sub-Adviser or its affiliates might otherwise be required to purchase some of these services for cash. Some of these services are of value to the Sub-Adviser or its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the Sub-Adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.
Because the Fund had not commenced operations as of July 31, 2021, no information regarding brokerage commissions paid to firms selected in recognition of research services is available.
Because the Fund had not commenced operations as of July 31, 2021, no information regarding the Fund’s investments in securities issued by the Fund’s regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) is available.
Fund Expenses
HFMC shall pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses.
Distribution Arrangements
GENERAL
ALPS serves as the principal underwriter and distributor for the Fund pursuant to a Distribution Agreement initially approved by the Trust’s Board of Trustees. ALPS’ principal business address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. ALPS is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the trustees of the Trust, including a majority of the trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of the Trust, or (2) by the vote of a majority of the outstanding voting securities of the Fund. ALPS will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. ALPS may enter into participant agreements (“Participant Agreements”) with other broker-dealers or other qualified financial institutions with respect to creations and redemptions of Creation Units.
ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES. As stated in the prospectus under Payments to Financial Intermediaries and Other Entities, HFMC and/or its affiliates may make additional compensation payments out of their own assets, and not as an expense to or out of the assets of the Fund, to Financial Intermediaries for support and/or services related to activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, and the support of technology platforms and/or reporting systems. HFMC and/or its affiliates may also make payments to Financial Intermediaries for the provision of analytical or other data to HFMC or its affiliates relating to sales of Fund Shares. For these reasons, (1) if your Financial Intermediary receives greater payments with respect to the Fund than it receives with respect to other products, it may be more inclined to sell you shares of the Fund rather than another product and/or (2) if your Financial Intermediary receives greater payments with respect to the Fund, such payments may create an incentive for the Financial Intermediary to favor the Fund rather than other fund companies or investment products for which it may receive a lower payment. You may contact your Financial Intermediary if you want additional information regarding any additional payments it receives (“Additional Payments”). These Additional Payments, which would be in addition to commissions, account fees or other charges that your Financial Intermediary may assess, may create an incentive for your Financial Intermediary to sell and recommend the Fund over other products for which it may receive less compensation.
COMMISSIONS TO DEALERS
Because the Fund had not commenced operations as of July 31, 2021, there is no information regarding the aggregate dollar amount of commissions received by ALPS for the sale of Fund shares.
DISTRIBUTION PLAN
The Board has approved the adoption of a distribution plan (a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for shares of the Fund. Pursuant to the Plan, the Fund may pay ALPS a fee of up to 0.25% of the average daily net assets attributable to shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. However, no 12b-1 Plan fee is currently charged to the Fund, and there are no plans in place to impose a 12b-1 Plan fee.
The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.
GENERAL. Distribution fees paid to ALPS, if authorized by the Board in the future, may be spent on any activities or expenses primarily intended to result in the sale of the Fund’s shares including, but not limited to: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund’s shares; (b) compensation to employees of ALPS; (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of ALPS incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information; and (d) the costs of preparation, printing and mailing reports used for sales literature and related expenses, advertisements and other distribution related expenses (including personnel of ALPS). If authorized by the Board in the future, service fees paid under the Plan are payments for the provision of personal service and/or the maintenance of shareholder accounts. The Plan is considered a compensation type plan, which means that the Fund pays ALPS the entire fee, if authorized by the Board in the future, regardless of ALPS’ expenditures. Even if ALPS’ actual expenditures exceed the fee payable to ALPS, if authorized by the Board in the future, at any given time, the Fund will not be obligated to pay more than that fee. If ALPS’ actual expenditures are less than the fee payable to ALPS, if authorized by the Board in the future, at any given time, ALPS may realize a profit from the arrangement.
The Plan was adopted by a majority vote of the Board of Trustees of the Trust, including at least a majority of trustees who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the trustees identified and considered a number of potential benefits that the Plan may provide to the Fund and its shareholders. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the trustees of the Trust in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected by the increase, and material amendments to the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the trustees of the Trust who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund. The Plan will automatically terminate in the event of its assignment.

Creation and Redemption of Shares
The Trust will issue and sell shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement, on any Business Day (as defined below).
In its discretion, HFMC reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to the Fund is each day the New York Stock Exchange (“NYSE” or the “Exchange”) is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day.
The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. The Trust reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Trust reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.
FUND DEPOSIT
The consideration for purchase of Creation Units will generally consist of Deposit Securities and the Cash Component (together, the “Fund Deposit”), or, as permitted or required by the Fund, other in-kind securities and/or cash. The portfolio of securities required in the Fund Deposit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. Due to various legal and operational constraints in certain asset classes or countries in which the Fund invests, Creation Units of the Fund may be issued wholly or partially for cash. The Deposit Securities and Cash Component are subject to any adjustments, as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities and Cash Component is made available.
The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. The Cash Component may also include a “Dividend Equivalent Payment,” which enables the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Fund and ends on the next ex-dividend date.
The State Street Bank and Trust Company (the “Transfer Agent”), through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Fund Deposit is applicable, subject to any adjustments, as described below, in order to effect purchases of Creation Units of the Fund until such time as the next announced composition of the Fund Deposit is made available.
The Trust reserves the right to accept a basket of securities or cash that differs from a published or transacted Fund Deposit or to permit or require the substitution of an amount of cash (a “cash-in-lieu” amount), or the substitution of a security, to replace any Deposit Security for any reason at the Trust’s sole discretion but is not required to do so. With respect to the Fund, the adjustments to the proportions of Deposit Securities described above will reflect changes known to HFMC on the date of announcement to be in effect by the time of delivery of the Fund Deposit or from stock splits and other corporate actions.
PROCEDURES FOR CREATING CREATION UNITS
To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e. a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a participant of DTC (“DTC Participant”) and must have executed a Participant Agreement with the Distributor (and accepted by the Transfer Agent), with respect to creations and redemptions of Creation Units (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.
Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the Fund must be received by the Transfer Agent no later than 4:00 p.m., Eastern time ("Order Cutoff Time") in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined after receipt of an order in proper form. A “Custom Order” may be placed by an Authorized Participant in the event that the Fund accepts (or delivers, in the case of a redemption) a basket of securities or cash that differs from the published Deposit Securities or Fund Securities (discussed below). Custom Orders must be received by the Transfer Agent at such earlier time as provided in the Participant Agreement. On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund will require standard orders to create Creation Units to be placed by the earlier closing time and Custom Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Trust may, but is not required to, permit orders, including Custom Orders, until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.
All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.
Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Transfer Agent and deposited into the Trust.
Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.
Orders to create Creation Units of the Fund may be placed through the Clearing Process using procedures applicable to domestic funds for domestic securities (“Domestic Funds”) (see “Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process using the procedures applicable to either Domestic Funds or foreign funds for foreign securities (“Foreign Funds”) (see “—Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “—Placement of Creation Orders Outside Clearing Process—Foreign Funds”). In the event that the Fund includes both domestic and foreign securities, the time for submitting orders is as stated in the “Placement of Creation Orders Outside Clearing Process—Foreign Funds” and “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” sections below shall operate.
PROCEDURES FOR CREATING CUSTOM BASKETS
Creation and redemption baskets may differ, and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that is negotiated with and/or contains bespoke cash substitutions for a single Authorized Participant on the same business day. The Fund has adopted policies and procedures that govern the construction and acceptance of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are designed in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser or Sub-Adviser who are required to review each custom basket for compliance. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant.

PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS
Fund Deposits created through the Clearing Process, if available, must be delivered through a Participating Party that has executed a Participant Agreement.
The Participant Agreement authorizes the Transfer Agent to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Transfer Agent to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner by the second (2nd) Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Transfer Agent and the Distributor as set forth in the Participant Agreement. An order to create Creation Units of the Fund through the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cutoff Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. All orders are subject to acceptance by the Distributor.
PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS—DOMESTIC FUNDS
Fund Deposits created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust no later than 11:00 a.m. Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Transfer Agent through the Federal Reserve wire system in a timely manner so as to be received by the Transfer Agent no later than 2:00 p.m. Eastern time on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of the Fund outside the Clearing Process will be deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cutoff Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Transfer Agent does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the current NAV of the Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent.
Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)
PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS—FOREIGN FUNDS
The Transfer Agent will inform the Distributor, HFMC and State Street Bank and Trust Company (“the Custodian”) upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate subcustodian. For the Fund, the Custodian will cause the subcustodian of the Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash-in-lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Fund must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.
Once the Distributor has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component and applicable transaction fee have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and HFMC will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.
ACCEPTANCE OF CREATION ORDERS
The Trust and the Distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect to the Fund, for example if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) acceptance of the Fund Deposit would have certain adverse tax consequences to the Fund; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (v) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or HFMC, have an adverse effect on the Trust or the rights of beneficial owners of the Fund; or (vi) in the event that circumstances outside the control of the Trust, the Transfer Agent, the Distributor or HFMC make it for all practical purposes impossible to process creation orders. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. Neither the Trust, the Transfer Agent, the Distributor nor HFMC are under any duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.
CREATION TRANSACTION FEE
A creation transaction fee payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction, as described in the table below. Where the Trust permits or specifies cash creations, an Authorized Participant submitting a cash creation order may also be assessed a variable transaction fee on the cash portion of its order up to a maximum amount as indicated in the table below.
FUND	STANDARD CASH TRANSACTION FEE*	STANDARD IN-KIND TRANSACTION FEE*	MAXIMUM VARIABLE TRANSACTION FEE**
Sustainable Income ETF	$100	$400	$1,600
*
From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to four (4) times the standard in-kind transaction fee may be charged to the extent a transaction is outside of the clearing process.
**
The Fund may charge an additional variable transaction fee for creations in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and HFMC’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction.
In the case of cash creations or where the Trust permits or requires a creator to substitute cash, or another security, in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable transaction fee to compensate the Fund for the costs associated with purchasing the applicable securities as disclosed in the table above. (See “Fund Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at HFMC’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. HFMC may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. See “Portfolio Transactions and Brokerage” for additional information regarding certain cash creation transactions. From time to time, all or a portion of the Fund’s creation transaction fees may be waived at the sole discretion of the Fund, including where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund. To the extent the Fund does not recoup the amount of costs incurred in connection with a creation transaction, those costs will be borne by the Fund and may negatively affect the Fund’s performance.
REDEMPTION OF CREATION UNITS
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Fund will not redeem shares in amounts less than Creation Units (except the Fund may redeem shares in amounts less than a Creation Unit in the event the Fund is being liquidated). Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.
With respect to the Fund, the Transfer Agent, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of the Fund’s securities (“Fund Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Distributor. The Fund’s securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash only redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Trust reserves the right to deliver a basket of securities and/or cash that differs from a basket of Fund Securities and cash published or transacted for redemption on a Business Day, or to permit or require the substitution of an amount of cash (a “cash-in-lieu” amount) or another security to replace any Fund Security. Where “cash-in-lieu” is required or permitted, the amount of cash, or the value of the substituted security, paid out in such cases will be equivalent to the value of the instrument listed as the Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant. Notwithstanding the foregoing, the Trust reserves the right to deliver a basket of securities and/or cash that differs from a basket of Fund Securities and cash published or transacted for redemption on a Business Day, or to permit or require any Fund Security. Where “cash-in-lieu” is required or permitted, the amount of cash, or the value of the substituted security, paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.
Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Units for cash, or to substitute securities, to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash or securities. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash or securities payment.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.
An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) has full legal authority and legal right to tender for redemption the requisite number of shares of the Fund and to receive the entire proceeds of the redemption and (ii) if such shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement affecting legal or beneficial ownership of such shares being tendered there are no restrictions precluding the tender and delivery of such shares (including borrowed shares, if any) for redemption, free and clear of liens, on the redemption settlement date. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust. In addition, if the Distributor and/or the Trust have reason to believe that an Authorized Participant, does not own or otherwise have available for delivery the requisite number of Fund shares that comprise a Creation Unit, the Distributor and/or the Trust may require the Authorized Participant to deliver or execute supporting documentation evidencing ownership or its right to deliver sufficient Fund shares in order for the request for redemption to be in proper form. If such documentation is not satisfactory to the Distributor and/or the Trust, in their reasonable discretion, the Distributor may reject the request for redemption.
If the Trust determines, based on information available to the Trust when a redemption request is submitted by an Authorized Participant, that (i) the short interest of a Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund shares on a Business Day represent 25% or more of the outstanding shares of the Fund, such Authorized Participant will be required to verify to the Trust the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

REDEMPTION TRANSACTION FEE
A redemption transaction fee payable to the Custodian is imposed on each redemption transaction regardless of the number of Creation Units redeemed in the transaction, as described in the table below. Where the Trust permits or specifies cash redemptions, an Authorized Participant submitting a cash redemption order may also be assessed a variable transaction fee on the cash portion of its order up to a maximum amount as indicated in the table below.
FUND	STANDARD CASH TRANSACTION FEE*	STANDARD IN-KIND TRANSACTION FEE*	MAXIMUM VARIABLE TRANSACTION FEE**
Sustainable Income ETF	$100	$400	2%
*
From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). A maximum transaction fee of up to $1,600 for Sustainable Income ETF may be charged to the extent a transaction is outside of the clearing process.
**
The Fund may charge an additional variable transaction fee for redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and HFMC’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction.
An additional variable transaction fee for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for the Fund) may be imposed to compensate the Fund for the costs associated with selling the applicable securities as disclosed in the table above. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash in lieu amount (which amount, at HFMC’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). HFMC may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. See “Portfolio Transactions and Brokerage” for additional information regarding certain cash redemption transactions. From time to time, all or a portion of the Fund’s redemption transaction fee may be waived at the sole discretion of the Fund, including where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund. To the extent the Fund does not recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.
PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS
Orders to redeem Creation Units of the Fund through the Clearing Process, if available, must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units of the Fund using the Clearing Process made in proper form but received by the Fund after 4:00 p.m. Eastern time , will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received.
PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS—DOMESTIC FUNDS
Orders to redeem Creation Units of the Fund outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Fund will instead be effected through transfer of Creation Units of the Fund directly through DTC. An order to redeem Creation Units of the Fund outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m. Eastern time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of shares of Creation Units specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 11:00 a.m. Eastern time on such Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such Fund Securities) which are expected to be delivered within two Business Days and the cash redemption payment to the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process. (See “Redemption Transaction Fee” section above.)
PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS—FOREIGN FUNDS
Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash.
In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
Regular Foreign Holidays. The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. Because the portfolio securities of the Fund may trade on days that the Fund’s exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
Redemptions. The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund’s portfolio.
Securities Lending
Because the Fund had not commenced operations as of July 31, 2021, the Fund did not engage in securities lending activities during the fiscal year ended July 31, 2021 and, as a result, did not earn income or incur costs and expenses typically associated with such activities.
Determination of Net Asset Value
The NAV per share is determined for the Fund’s shares as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time, the “Valuation Time”) on each day that the NYSE is open (the “Valuation Date”). The Fund is closed for business and does not price its shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. If the NYSE is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets by the number of shares outstanding. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Capitalization and Voting Rights
The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights.
Under Delaware law, shareholders are not personally liable for the obligations of the Trust. In addition, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Trust Instrument also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. However, there is no certainty that the limited liability of shareholders of a Delaware statutory trust will be recognized in every state. Even in such a circumstance, the risk of a shareholder incurring financial loss on account of shareholder liability would be limited to circumstances in which the contractual disclaimer against shareholder liability is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.
As an investment company formed in Delaware, the Trust is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following, among other matters, is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of trustees or (2) approval of an investment management agreement or sub-advisory agreement.
Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all of the trustees if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any trustees. Although trustees are not elected annually, shareholders have the right to remove one or more trustees. When required by law, if the holders of one third or more of the Trust’s outstanding shares request it in writing, a meeting of the Trust’s shareholders will be held to approve or disapprove the removal of trustee or trustees.
Matters in which the interests of all the Funds of the Trust are substantially identical (such as the election of trustees or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Trust without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of the Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of the Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.
Pursuant to the terms of the Participant Agreement, an Authorized Participant, to the extent that it is a beneficial or legal owner of Fund shares, will irrevocably appoint the Distributor as its agent and proxy with full authorization and power to vote (or abstain from voting) its beneficially or legally owned Fund shares. The Distributor intends to vote (or abstain from voting) the Authorized Participant’s beneficially or legally owned Fund shares in accordance with the Distributor’s proxy voting policies and procedures.
Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus or this Statement of Additional Information, the phrase “vote of a majority of the outstanding shares” of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or the Trust).
The Trust or the Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a supermajority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash or for a combination of cash or securities.
Taxes
FEDERAL TAX STATUS OF THE FUND
The following discussion of the federal tax status of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.
The Fund is treated as a separate taxpayer for federal income tax purposes. The Fund has elected or intends to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code, and to qualify as a regulated investment company each taxable year. If the Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of: (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends the Fund to do, then under the provisions of Subchapter M, the Fund would not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or is treated as having been distributed to shareholders).
The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.
If the Fund fails to satisfy either the income requirement or asset diversification requirement described above, in certain cases, however, the Fund may be able to avoid losing its status as a regulated investment company by timely providing notice of such failure to the IRS, curing such failure and possibly paying an additional tax or penalty.
The Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.
In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, the Fund generally must distribute in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income (taking into account certain deferrals and elections) for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”). For purposes of determining whether the Fund has met this distribution requirement, the Fund will be deemed to have distributed any income or gains on which it has been subject to U.S. federal income tax.
If for any taxable year the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute taxable dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of the Fund’s available earnings and profits.
Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund’s assets to be invested within various countries is not now known. The Trust intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.
In addition, if the Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. If the Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed by a shareholder.
The Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. The Trust seeks to monitor transactions of the Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation. Because the Fund had not commenced operations as of the date of this SAI, no information regarding capital loss carryforwards is available.
If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election may require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.
Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.
Investments in below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.
Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.
The Fund must accrue income on investments in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.
The tax treatment of income, gains and losses attributable to foreign currencies (and derivatives on such currencies), and various other special tax rules applicable to certain financial transactions and instruments could affect the amount, timing and character of the Fund’s distributions. In some cases, these tax rules could also result in a retroactive change in the tax character of prior distributions and may also possibly cause all, or a portion, of prior distributions to be reclassified as returns of capital for tax purposes.
The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.
SHAREHOLDER TAXATION
The following discussion of certain federal income tax issues of shareholders of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, entities treated as partnerships for U.S. federal income tax purposes, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the sale of the shares of the Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.
In general, as described in the prospectus, distributions from the Fund are generally taxable to shareholders as ordinary income, qualified dividend income or long-term capital gains. Distributions of the Fund’s investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Distributions from net short-term capital gains are taxable to a shareholder as ordinary income. Distributions of the Fund’s net capital gain properly designated by the Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that the Fund derives dividends from domestic corporations, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly reported distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Fund with respect to which dividends are paid and the shares of the Fund are deemed to have been held by the Fund and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below. Given the investment strategies of the Fund, it is not expected that a significant portion of the Fund’s dividends would be eligible to be designated as qualified dividend income or for the dividends-received deduction for corporations.
At the Trust’s option, the Trust may cause the Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his or her shares. Since the Trust expects the Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that the Trust chooses this option on behalf of the Fund, the Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.
Any dividend declared by the Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.
An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
A shareholder generally recognizes taxable gain or loss on a sale of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of the Fund, and the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss. In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.
Certain distributions reported by the Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs (“Qualifying REIT Dividends”) and certain taxable income from publicly traded partnerships (“MLP Income”). Treasury regulations allow a regulated investment company to pass through to its shareholders Qualifying REIT Dividends eligible for the 20% deduction. However, the regulations do not provide a mechanism for a regulated investment company to pass through to its shareholders MLP Income that would be eligible for such deduction. It is uncertain whether future legislation or other guidance will enable a regulated investment company to pass through the special character of MLP Income to the regulated investment company’s shareholders.
IRS Regulations require reporting to the IRS and furnishing to shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and sold on or after that date. Shareholders may elect from among several cost basis methods accepted by the IRS, including average cost. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of either 15% or 20% (depending on whether the shareholder’s income exceeds certain threshold amounts) on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 37%, for taxable years beginning after 2017 and before 2026 (if not extended further by Congress). Shareholders must satisfy a holding period of more than 60 days with respect to a distribution that is otherwise eligible to be treated as a qualified dividend during the 121-day period that begins 60 days before the ex-dividend date. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum rate also applied to ordinary income (21%). Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from sales or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. The Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.
As a result of U.S. federal income tax requirements, the Trust on behalf of the Fund, has the right to reject an order for a creation of shares if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See “Creation and Redemption of Shares” above.
Dividends paid by the Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty). Certain properly designated dividends paid by the Fund, however, generally are not subject to this tax, to the extent paid from net capital gains. In addition, under an exemption recently made permanent by Congress, a portion of the Fund’s distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if such amounts are properly reported by the Fund.

However, depending on the circumstances, the Fund may designate all, some or none of the Fund’s potentially eligible dividends as eligible for the exemption, and a portion of the Fund's distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.
Withholding of U.S. tax (at a 30% rate) is required on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.
Non-U.S. shareholders may also be subject to U.S. estate tax with respect to their shares of the Fund.
Shareholders may be subject to U.S. federal income tax withholding (currently, at a rate of 24%) (“backup withholding”) from all taxable distributions payable to (1) any shareholder who fails to furnish the Trust with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Trust that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The 24% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.
Principal Underwriter
ALPS Distributors, Inc. serves as the principal underwriter to the Fund. ALPS is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.
Securities Depository for Shares of the Fund
Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC

Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Custodian and Transfer Agent
Portfolio securities of the Fund are held pursuant to a Custodian Agreement between the Trust and State Street Bank and Trust Company, 500 Pennsylvania Avenue, Kansas City, Missouri 64105. State Street Bank and Trust Company also serves as Transfer Agent for the Fund pursuant to a Transfer Agency and Service Agreement.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP (“PwC”) will serve as the Trust’s Independent Registered Public Accounting Firm for the fiscal year ended July 31, 2022. PwC is located at Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103.
Other Information
The Hartford has granted the Trust the right to use the name “The Hartford” or “Hartford,” and has reserved the right to withdraw its consent to the use of such name by the Trust and the Fund at any time, or to grant the use of such name to any other company.
Code of Ethics
The Fund, HFMC and the Sub-Adviser have each adopted a code of ethics designed to protect the interests of the Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.
Financial Statements
The Fund’s audited financial statements for the fiscal year ended July 31, 2022 and related reports of the Fund’s Independent Registered Public Accounting Firm will be available in the Fund’s Annual Report once the Fund has completed its first annual fiscal period.
The Fund’s most recent Annual Report and Semi-Annual Report will be available without charge by calling the Fund at 1-800-456-7526 or by visiting the Fund’s website at hartfordfunds.com or on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
The Board of Trustees believes that the voting of proxies with respect to securities held by the Fund is an important element of the overall investment process. Pursuant to the Fund's Policy Related to Proxy Voting, as approved by the Fund's Board of Trustees, HFMC has delegated to the sub-adviser the authority to vote all proxies relating to the Fund’s portfolio securities, subject to oversight by HFMC. The Fund’s exercise of this delegated proxy voting authority is subject to oversight by HFMC. The Sub-Adviser has a duty to vote or not vote such proxies in the best interests of the sub-advised Fund and its shareholders, and to avoid the influence of conflicts of interest. If a security has not been restricted from securities lending and the security is on loan over a record date, the Fund's Sub-Adviser may not be able to vote any proxies for that security. For more information about the impact of lending securities on proxy voting, see “Securities Lending Risk.” In addition, if the Sub-Adviser requests that the Investment Manager vote a proxy in the Fund because the Sub-Adviser believes it has a conflict of interest with respect to said proxy, the Investment Manager may vote such securities. The Investment Manager may choose to echo vote, vote in accordance with stated guidelines set forth by a proxy voting service or in accordance with its recommendations, abstain or hire a third-party fiduciary. The policies and procedures used by the Investment Manager and the Sub-Adviser to determine how to vote certain proxies relating to portfolio securities are set forth in Appendix A. The policies and procedures used by the Sub-Adviser to determine how to vote certain proxies relating to portfolio securities are set forth in Appendix A. However, more complete information should be obtained by reviewing the Fund's voting records. Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-456-7526 and (2) on the SEC’s website at www.sec.gov.

APPENDIX A: PROXY VOTING POLICIES AND PROCEDURES
Wellington Management Company LLP
Global Proxy Policy and Procedures
INTRODUCTION
Wellington Management Company LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients for whom it exercises proxy-voting discretion.
Wellington Management's Proxy Voting Guidelines (the "Guidelines") set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer's business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines. Wellington Management seeks to vote all proxies with the goal of increasing long-term client value and, while client investment strategies may differ, applying this common set of guidelines is consistent with the investment objective of achieving positive long-term investment performance for each client.
STATEMENT OF POLICY
Wellington Management:
1)
Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it has arranged in advance with the client to limit the circumstances in which it would exercise voting authority or determines that it is in the best interest of one or more clients to refrain from voting a given proxy.
2)
Votes all proxies in the best interests of the client for whom it is voting.
3)
Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.
RESPONSIBILITY AND OVERSIGHT
The Investment Research Group ("Investment Research") monitors regulatory requirements with respect to proxy voting and works with the firm's Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. Investment Research also acts as a resource for portfolio managers and research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of Investment Research. The Investment Stewardship Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines, identification and resolution of conflicts of interest, and for providing advice and guidance on specific proxy votes for individual issuers. The Investment Stewardship Committee reviews the Global Proxy Policy and Procedures annually.
PROCEDURES
Use of Third-Party Voting Agent
Wellington Management uses the services of a third-party voting agent for research, voting recommendations, and to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted. Wellington Management complements the research received by its primary voting agent with research from another voting agent.
Receipt of Proxy
If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.
Reconciliation
Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. This reconciliation is performed at the ballot level. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these ballots, nor does it notify custodians of non-receipt.

Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, Investment Research conducts proxy research internally, and uses the resources of a number of external sources including third-party voting agents to keep abreast of developments in corporate governance and of current practices of specific companies.
Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:
Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., "For", "Against", "Abstain") are voted in accordance with the Guidelines.
Issues identified as "case-by-case" in the Guidelines are further reviewed by Investment Research. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.
Wellington Management reviews a subset of the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.
Material Conflict of Interest Identification and Resolution Processes
Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Investment Stewardship Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Investment Stewardship Committee encourages all personnel to contact Investment Research about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Investment Stewardship Committee to determine if there is a conflict and if so whether the conflict is material.
If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Investment Stewardship Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Investment Stewardship Committee should convene.
OTHER CONSIDERATIONS
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.
Securities Lending
In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may determine voting would outweigh the benefit to the client resulting from use of securities for lending and recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.
Share Blocking and Re-registration
Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.
Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).
ADDITIONAL INFORMATION
Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. In addition, Wellington Management discloses annually how it has exercised its voting rights for significant votes, as require by the EU Shareholder Rights Directive II (“SRD II”).

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will provide specific client information relating to proxy voting to a client upon written request.
Dated: 1 September 2020

Wellington Management Company LLP
Wellington Management established these guidelines to document positions generally taken on common proxy issues voted on behalf of clients.
GLOBAL PROXY VOTING GUIDELINES
March 2021
Upon a client’s written request, Wellington Management Company LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. These guidelines are based on Wellington Management’s fiduciary obligation to act in the best interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues, and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies.
Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, considering its effects on the specific company in question and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best interest of its clients.
OUR APPROACH TO STEWARDSHIP
The goal of our stewardship activities — engaging with companies and voting proxies on our clients’ behalf — is to support decisions that we believe will maximize the long-term value of securities we hold in client portfolios. The mechanisms we use to implement our stewardship activities vary by asset class. Engagement applies to all our investments across equity and credit, in both private and public markets. Proxy voting applies only to public equities.
In addition to our extensive research on sustainable investing, we partner with leading organizations to educate ourselves and provide leadership on asset management perspectives relevant to our stewardship activities. These include the Principles of Responsible Investment (PRI), Task Force on Climate-related Financial Disclosures (TCFD), Ceres, the Global Impact Investing Network (GIIN), Toniic, Climate Action 100+, the Investor Forum, Net Zero Asset Managers Initiatives (NZAMI), and the UN Sustainable Development Goals.
We are signatories and members of the following stewardship codes and industry initiatives: UK Stewardship Code, Japan Stewardship Code, Hong Kong Principles of Responsible Ownership, Investor Stewardship Group (US), the International Corporate Governance Network (ICGN), the Asian Corporate Governance Association (ACGA), the Transition Pathway Initiative (TPI), CDP (formerly Carbon Disclosure Project), the PRI Statement on ESG in credit ratings, Institutional Investors Group on Climate Change (IIGCC), and GRESB.
Asset manager stewardship extends beyond consideration of ESG issues to any area that may affect the long-term sustainability of an investment. While the objectives of ESG integration could be limited to risk mitigation and sustainable value assessment, stewardship’s aim is sustainable value creation. In our view, this can be accomplished by monitoring company behavior, engaging with boards and management teams, and voting proxies. These activities have long been part of Wellington’s investment ethos, so we embrace the industry’s heightened focus on stewardship.
Engagement
Direct engagement with company management on strategy, financial performance and risk, capital structure, and ESG considerations, is central to our investment process and is coordinated with voting in our stewardship practices. Direct, persistent contact with company management and boards of directors, both in our offices and with on-site company visits, informs a substantial portion of our company research. Our investors host more than 15,000 company meetings around the world each year. Maintaining this ongoing dialogue is central to how we implement our stewardship responsibilities and informs the investment decisions we make on behalf of our clients.
Prioritization of stewardship activities is a bottom-up process that requires numerous inputs, including level of ownership and materiality of industry- and company-specific risks. Through engagement we seek to gain differentiated insights, develop productive ongoing dialogue, and impact company behavior. In addition to the objectives established for specific company engagements, the ESG Research Team annually sets stewardship priorities relevant across companies and sectors for the coming year.

As a large firm that has been investing in nearly all sectors of the global securities markets for decades, we have ongoing, direct access to company management. Given the number of meetings we conduct, the breadth of our contacts, and the quality of discourse we require, this degree of access is invaluable. We prefer to engage privately with investee companies, which encourages an open, constructive, lasting dialogue. We seek to ensure that companies are acting in the best interest of their capital providers, in the same way we are responsible for acting in the best interest of our clients.
We take a multidisciplinary approach in our engagement process, including perspectives from equity, industry, fixed income, and ESG analysts for a richer dialogue. Our company meetings are open to all interested investment personnel. Our central-research collaboration platform and other forums, such as our daily Morning Meeting, facilitate insight and information sharing. Diversity of perspectives is a key strength of our model, as it encourages debate, which can ultimately help reinforce conviction in investment decisions.
Cultivating relationships with other asset management firms, academia, and broader industry organizations allows us to share insights on corporate governance trends and local market considerations. Whenever permissible under applicable laws and regulations we may communicate with other firms to reach an outcome that is in our clients’ best interest. We also speak with business partners, employee representatives, suppliers, and nongovernmental organizations, where this dialogue may provide incremental insight into how a company considers its various stakeholders.
Board engagement
We believe meeting directly with corporate boards which can enhance discussions about long-term material ESG issues, complements our ongoing conversations with management teams, and helps us assess a board’s effectiveness — all of which is challenging to do using company disclosures alone. We believe this ongoing dialogue benefits board members as well. Engagement with active managers provides an opportunity for directors to ask questions, gain market insights, and hear how the company compares with peers. Questions from investors often signal emerging areas of emphasis for a company. We view it as a missed opportunity and negative signal when directors appear defensive or dismissive of external perspectives. We believe continuous dialogue with investors can help ensure honest feedback and foster trust and transparency, which may enable both parties to anticipate and manage potential issues.
Please see Wellington’s Engagement Policy for more information.
OUR APPROACH TO VOTING
We vote proxies in what we consider to be the best interests of our clients as shareholders and in a manner that we believe maximizes the value of their holdings. Our approach to voting is investment-led and serves as an influential component of our engagement and escalation strategy. We prefer that clients delegate voting responsibility to their portfolio managers. The Investment Stewardship Committee, a cross-functional group of experienced professionals, establishes Wellington Management’s Proxy Voting Guidelines.
The ESG Research Team examines proxy proposals on their merits and recommends voting against proposals that we believe would have a negative effect on shareholder rights or the current or future market value of the company’s securities. This team also provides recommendations to each portfolio manager who makes the final decision for their client portfolios, absent a material conflict of interest. Consistent with our community-of-boutiques model, portfolio managers occasionally arrive at different voting conclusions for their clients, resulting in a split decision for the same security. This robust set of voting procedures and the deliberation that occurs prior to a vote decision are aligned with our role as active owners and fiduciaries for our clients.
VOTING GUIDELINES
Board composition and role of directors
We believe that shareholders’ ability to elect directors annually is an important shareholder right. While we generally support management nominees, we will withhold votes for any director who acts against shareholders’ best economic interests. We may also withhold votes from directors who fail to implement shareholder proposals that have received majority support, implement poison pills without shareholder approval, fail to attend at least 75% of scheduled board meetings, or serve on an excessive number of public company boards (see Director attendance and commitment below). We support proposals to declassify a board and enable annual director elections.
In our assessment of board effectiveness, we seek to understand how the board collaborates with management and delineates responsibilities. This is why direct engagement with board members is such an important part of our investment process. We look for indications that directors foster healthy debate in the boardroom, develop constructive relationships with management, and challenge the team when appropriate. Where we see opportunities for improvement, we use these discussions to provide feedback and explain how changes we suggest can benefit our clients, the ultimate owner of the company’s securities.

We do not have specific voting policies relating to director age or tenure. We prefer to take a holistic view, evaluating whether the company is balancing the perspectives of new directors with the institutional knowledge of longer serving board members. Succession planning is a key topic during many of our board engagements. Companies in certain markets are governed by multi-tiered boards, with each tier having different responsibilities. We hold supervisory board members to similar standards, subject to prevailing local governance best practices.
Board independence
In our view, boards can best represent shareholders when enough directors are present to challenge and counsel management. We believe that most board members should be independent, as defined by the local market regulatory authority. This is particularly true of audit, compensation, and nominating committees.
At times, we may withhold approval for non-independent directors or those responsible for the board composition. We typically vote in support of proposals calling for improved independence. To determine appropriate minimum levels of board independence, we look to the prevailing market best practices; two-thirds in the US, for example, and majority in the UK and France. In Japan, we will consider voting against the board chair (or most senior executive on the ballot) in cases where the board — including statutory auditors — is less than one-third independent.
Because boards are responsible for overseeing execution, evaluating and compensating top management, and coordinating CEO succession, we believe that having an independent chair is the preferred structure for board leadership. Having an independent chair avoids the inherent conflict of self-oversight and helps ensure robust debate and diversity of thought in the boardroom. We will generally support management proposals to separate the chair and CEO or establish a lead director, but we take a case-by-case approach in assessing corporate leadership structures. For example, we may support the involvement of an outgoing CEO as executive chair for a limited period to ensure a smooth transition to new management. However, after the transition, we expect the board to appoint an independent chair and account for separate roles in succession planning. Through engagement and voting, we continue to encourage boards to signal the importance of oversight on behalf of shareholders through the adoption of this leadership structure.
Board diversity
We believe boards that reflect a wide range of perspectives create shareholder value. In our view, businesses create shareholder value by appointing boards that thoughtfully debate company strategy and direction. Such debate is not possible unless boards elect highly qualified and diverse directors who contribute insights from a range of perspectives. By setting a leadership example, diverse boardrooms encourage an organizational culture that promotes diverse thinkers, enabling better strategic decisions and the navigation of increasingly complex issues facing companies today.
We think it is not in shareholders’ best interests for the full board to be comprised of directors from the same industry, gender, race, nationality, or ethnic group. We have an expectation for our portfolio companies to be thoughtful and intentional in considering the widest possible pool of skilled candidates who bring diverse perspectives into the boardroom. We encourage companies to disclose the racial and ethnic composition of their board and to communicate their ambitions and strategies for creating and fostering a diverse board. We reserve the right to vote against the reelection of the Nominating/Governance Committee Chair if we think a board is not meeting local market standards from a diversity perspective. In defining the market standard, we refer to quotas established by local governance codes, which exist in many European markets. In the US and Japan, we look for at least one female on the board as a minimum standard. To hold companies accountable to emerging best practice standards regarding racial diversity, beginning in 2021 we will vote against the reelection of Nominating/Governance Committee Chairs at S&P 500 companies that do not disclose the racial and ethnic composition of their boards. We will also support shareholder proposals asking for improved workforce diversity disclosure, e.g. EEO-1 reporting. If the Nomination and/or Governance Chair is not up for reelection, we may vote against other committee members, including the Board Chair. In the UK, we expect portfolio companies to adopt the recommendations of the Parker Review. In 2022, we plan to vote against the reelection of Nominating/Governance Committee Chairs at S&P 500 companies that lack racial/ethnic diversity on their boards, and we will consider expanding our approach beyond the S&P 500 constituents.
Director attendance and commitment
We consider attending at least 75% of board meetings to be a minimum requirement and may vote against directors who fall below that threshold. We also expect directors to have the time and energy to fully commit to the company and fulfill their board-related responsibilities. Our internal voting guidelines define professional directors as “overboarded” when serving on five or more public company boards; and public company executives when serving on three or more public company boards, including their own. Representation on boards of affiliate or subsidiary public companies do not count toward these thresholds, as we recognize that these are extensions of the directorship on the parent company board. We may make exceptions to this approach to accommodate prevailing market standards. We may also consider a director’s role on the board in assessing his or her overall commitments. For example, we would look less favorably on a director serving as chair of multiple audit committees given the time commitment required by this role.
Majority vote on election of directors
Because we believe the election of directors by a majority of votes cast is the appropriate standard, we will generally support proposals that seek to adopt such a standard. Our support will typically extend to situations where the relevant company has an existing resignation policy for directors that receive a majority of “withhold” votes. We believe majority voting should be defined in the company’s charter and not simply in its corporate governance policy.
Generally, we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a standard of majority of votes outstanding (total votes eligible as opposed to votes cast). We likely will support shareholder and management proposals to remove existing supermajority vote requirements.
Contested director elections
We approach contested director elections on a case-by-case basis, considering the specific circumstances of each situation to determine what we believe to be in the best interest of our clients. In each case, we welcome the opportunity to engage with both the company and the proponent to ensure that we understand both perspectives and are making an informed decision on our clients’ behalf.
COMPENSATION
Executive compensation plans establish the incentive structure that plays a role in strategy-setting, decision-making, and risk management. While design and structure vary widely, we believe the most effective compensation plans attract and retain high caliber executives, foster a culture of performance and accountability, and align management’s interests with those of long-term shareholders.
Due to each company’s unique circumstances and wide range of plan structures, Wellington determines support for a compensation plan on a case-by-case basis. We support plans that we believe lead to long-term value creation for our clients. We may also support poorly structured plans where we have seen some improvement, recognizing compensation committees’ willingness to engage with shareholder and implement recommendations that enhance the plan. We support the right to vote on compensation plans annually.
In evaluating compensation plans, we consider the following attributes in the context of the company’s business, size, industry, and geographic location:
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Alignment — We believe in pay-for-performance and encourage plan structures that align executive compensation with shareholder experience. We compare total compensation to performance metrics on an absolute and relative basis over various timeframes, and we look for strong positive correlation. To ensure shareholder alignment, executives should maintain meaningful equity ownership in the company while they are employed, and for a period thereafter.
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Transparency — We expect compensation committees to articulate the decision-making process and rationale behind the plan structure, and to provide adequate disclosure so shareholders can evaluate actual compensation relative to the committee’s intentions. Disclosure should include how metrics, targets, and timeframes are chosen, and detail desired outcomes. We also seek to understand how the compensation committee determines the target level of compensation and constructs the peer group for benchmarking purposes.
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Structure — The plan should be clear and comprehensible. We look for a mix of cash versus equity, fixed versus variable, and short- versus long-term pay that incentivizes appropriate risk-taking and aligns with industry practice. Performance targets should be achievable but rigorous, and equity awards should be subject to performance and/or vesting periods of at least three years, to discourage executives from managing the business with a near-term focus. Unless otherwise specified by local market regulators, performance-based compensation should be based primarily on quantitative financial and non-financial criteria such as ESG-related criteria. There is scope, however, for qualitative criteria related to strategic, individual, or ESG goals, that are critical to the business. Qualitative goals may be acceptable if a compensation committee has demonstrated a fair and consistent approach to evaluating qualitative performance and applying discretion over time.

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Accountability — Compensation committees should be able to use discretion, positive and negative, to ensure compensation aligns with performance, and provide a cogent explanation to shareholders. We generally oppose one-time awards aimed at retention or achieving a pre-determined goal. Barring an extenuating circumstance, we view retesting provisions unfavorably.
We seek to establish mutually beneficial dialogues with companies regarding their compensation policies. Where we see opportunities for improvement, we provide feedback and explain how the suggestions can benefit our clients. We use voting, an extension of our engagement efforts, to convey our views and drive change, if necessary. We expect compensation committees to respond to shareholder engagement and voting outcomes, and to disclose how these external perspectives are considered in the committee’s decisions.
Approving equity incentive plans
A well-designed equity incentive plan facilitates the alignment of interests of long-term shareholders, management, employees, and directors. We evaluate equity-based compensation plans on a case-by-case basis, considering projected plan costs, plan features, and grant practices. We reconsider our support for a plan if we believe these factors, on balance, are not in the best interest of shareholders. Specific items of concern may include excessive cost or dilution, unfavorable change-in-control features, insufficient performance conditions, holding/vesting periods, or stock ownership requirements, repricing stock options/stock appreciate rights (SARs) without prior shareholder approval, or automatic share replenishment (an “evergreen” feature).
Employee stock purchase plans
We generally support employee stock purchase plans, as they may align employees’ interests with those of shareholders. That said, we typically vote against plans that do not offer shares to a broad group of employees (e.g. if only executives can participate) or plans that offer shares at a significant discount.
Non-executive director compensation
Finding highly qualified individuals that bring unique skillsets to a board is not easy. When a potential fit is found, we want companies to be able to compensate a director competitively. We understand that excessive compensation may undermine a director’s independence, however, so we expect companies to strike this balance accordingly.
We expect companies to disclose non-executive director compensation. We prefer the use of an annual retainer or fee, delivered as cash, equity, or a combination. We do not believe non-executive directors should receive performance-based compensation, as this creates a potential conflict of interest. Non-executive directors oversee executive compensation plans; their objectivity is compromised if they design a plan that they also participate in.
Severance arrangements
We will oppose excessively generous arrangements but may support agreements that encourage management to negotiate in shareholders’ best interest. Because we believe severance arrangements require special scrutiny, we generally support proposals calling for shareholder ratification. We are also mindful of the board’s need for flexibility in recruitment and retention; therefore, we will oppose limitations on board compensation where respect for industry practice and reasonable overall levels of compensation have been demonstrated.
Clawback policies
We believe companies should be able to recoup incentive compensation from members of management who received awards based on fraudulent activities, accounting misstatements, or breaches in standards of conduct that lead to corporate reputational damage. Consequently, we may support shareholder proposals requesting that a company establish a clawback provision if existing policies do not cover these circumstances. We also support proposals seeking greater transparency about the application of clawback policies.
AUDIT QUALITY AND OVERSIGHT
Scrutiny of auditors, particularly audit quality and oversight, has been increasing. The Big Four global audit firms currently control the market but face minimal regulation. In the UK, recent corporate audit failures have increased regulatory pressures, leading to proposed rules such as mandating joint audits and operational splits. While scrutiny in the US is less intense and regulation is less likely in the near term, in our view, regulatory boards, including the SEC and Public Company Accounting Oversight Board (PCAOB) are becoming more active. When we assess financial statement reporting and audit quality, we will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest. We also pay close attention to the non-audit services provided by auditors and consider the potential for the revenue from those services to create conflicts of interest that could compromise the integrity of financial statement audits.

SHAREHOLDER VOTING RIGHTS
Shareholder rights plans
Also known as poison pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. Such plans also may be misused, however, as a means of entrenching management. Consequently, we may support plans that include a shareholder approval requirement, a sunset provision, or a permitted bid feature (e.g., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote). Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank-check preferred shares (see below).
Multiple voting rights
More companies choose to go public with a dual-class share structure, a controversial practice that can raise governance and performance concerns. In our view, dual-class shares are problematic because of the misalignment they can create between shareholders’ economic stake and their voting power, and for the control they often give a small number of insiders who may make decisions that are not in the interests of all shareholders. Index providers’ actions to address this issue and encourage one share, one vote structures could have significant implications for investors, but we believe these can be mitigated by active management and thoughtful stewardship.
We believe sunset clauses are a reasonable compromise between founders seeking to defend against takeover attempts in pivotal early years, and shareholders demanding a mechanism for holding management accountable, especially in the event of leadership changes. The Council of Institutional Investors, a nonprofit association of pension funds, endowments, and foundations, recommends that newly public companies that adopt structures with unequal voting rights do away with the structure within three to five years.
Without a sunset clause, we would prefer that a company eliminate a dual-class share structure, as shareholders’ voting power should be reflected by their economic stake in a company. Similarly, we generally do not support the introduction of loyalty shares, which grant increased voting rights to investors who hold shares over multiple years, because they create misalignment of voting power and economic interest.
Proxy access
We believe shareholders should have the right to nominate director candidates on management’s proxy card. We will generally support shareholder proposals seeking proxy access unless current policy is in-line with market norms.
Special meeting rights
We believe the right to call a special meeting is a shareholder right, and we will support such proposals at companies that lack a special-meeting ownership threshold. We also will support proposals lowering thresholds not in-line with market norms. If shareholders are granted the right to call special meetings, we generally do not support written consent.
Mergers and acquisitions
We approach votes to approve mergers and acquisitions on a case-by-case basis, considering the specific circumstances of each proposal to determine what we believe to be in the best interest of our clients. In conducting our assessment, equity and ESG analysts collaborate to analyze the fundamental and governance implications, if applicable, to advise portfolio managers in their vote decisions.
CAPITAL STRUCTURE AND CAPITAL ALLOCATION
Increases in authorized common stock
We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold. When companies seek to issue shares without preemptive rights, we consider potential dilution and generally support requests when dilution is below 20%. For issuance with preemptive rights, we review on a case-by-case basis, considering the size of issuance relative to peers.

Capital allocation (Japan)
Because poor capital stewardship has led to a lack of shareholder value creation in some Japanese companies, we have begun to hold board chairs accountable for persistently low returns on equity (ROE), using a five-year average ROE of below 5% as a guide. Our assessment of a company’s capital stewardship complements our assessment of board effectiveness without dictating specific capital allocation decisions. We may make exceptions where ROE is improving, where a long-cycle business warrants a different standard, or where new management is in place and we feel they shouldn’t be punished for the past CEO/Chair’s record.
ENVIRONMENTAL AND SOCIAL ISSUES
Consistent with our ESG integration philosophy, we assess portfolio companies’ performance on environmental and social issues we deem to be material to long-term financial performance, and we support shareholder proposals where we think doing so can encourage improvement on relevant issues. We evaluate shareholder proposals related to environmental and social issues on a case-by-case basis, and we expect portfolio companies to comply with applicable laws and regulations with regards to environmental and social standards. We consider the spirit of the proposal, not just the letter, and generally support proposals addressing material issues even when management has been responsive to our engagement on the issue. In this way, we seek to align our voting with our engagement activities. If our views differ from any specific suggestions in the proposals, we will provide clarification via direct engagement.
Climate change
As an asset manager entrusted with investing on our clients’ behalf, we aim to assess, monitor, and manage the potential effects of climate change on our investment processes and portfolios, as well as on our business operations. As supporters of the Task Force on Climate-related Financial Disclosures (TCFD) recommendations, we actively engage with portfolio companies to encourage adoption. We believe that climate change poses a material risk across sectors and geographies, so understanding how companies are assessing and managing climate risk is key to making informed investment decisions for our clients. For this reason, we generally support shareholder proposals asking for improved disclosure on climate risk management and we expect to support those that request alignment of business strategies with the Paris Agreement or similar language. We also generally support proposals asking for board oversight of political contributions and lobbying activities or those asking for improved disclosures where material inconsistencies in reporting and strategy may exist, especially as it relates to climate strategy.
In December 2020, Wellington Management became a founding member of the Net Zero Asset Managers Initiative. Through this initiative, we are committing to work in partnership with clients on their decarbonization goals and to set an interim target for the proportion of assets to be managed in line with the attainment of net-zero emissions by 2050. This commitment is grounded in our belief — forged by extensive research — that climate change poses material risks for companies, economies, and society, and therefore, our clients’ investment portfolios. We have been pleased to see rising adoption of the TCFD framework in response to shareholder recommendations. Reporting on climate readiness will help stakeholders understand companies’ willingness and ability to adapt to or mitigate climate-related risks. However, so far, many disclosures have been incomplete. Most make scant mention of the physical risks posed to their business by a changing climate. We will continue to focus our stewardship activities in this area, and we are encouraging companies to provide more detail.
To help us do this, we are leveraging findings from our collaborative initiative with Woodwell Climate Research Center, the world’s leading independent climate research organization, and established disclosure guidance to help companies improve their physical risk disclosures. We believe integrating the work of Woodwell’s climate scientists and our investment research teams enables us to ask nuanced questions about specific physical risks and more accurately test climate-risk assumptions embedded in companies’ strategies. By narrowing our engagement dialogue to address relevant threats, we believe we can encourage companies to take early action to address these threats, potentially improving long-term investment outcomes for shareholders.
Corporate culture, human capital, and diversity & inclusion
The ability to perpetuate a strong, inclusive culture; align management incentives accordingly; and incorporate employee feedback contributes to a company’s competitive position. Since culture is challenging to assess from the outside, we examine a company’s holistic approach. For example, we evaluate whether a company has a well-articulated culture statement and talent development strategy. To us, these efforts suggest that a company appreciates culture and talent as competitive advantages that can drive long-term value creation. It also sends a strong message when management compensation is linked, when appropriate, to employee satisfaction. If the company conducts regular employee engagement surveys, we look for leadership to disclose the results — both positive and negative — so we can monitor patterns and hold them accountable for implementing changes based on the feedback they receive, we consider workplace locations and how a company balances attracting talent with the costs of operating in desirable cities.

Understanding how a company cultivates its human capital is integral to our assessment of culture. In our view, attracting and retaining talent can create a competitive long-term advantage for any company. These efforts may take time to implement and realize results, but we maintain that a deliberate human capital management strategy should foster a collaborative, productive workplace in which all talent can thrive. Companies that invest in and cultivate human capital are well-positioned to realize a competitive advantage and deliver better business outcomes.
As part of our focus on human capital, diversity and inclusion is an ongoing engagement issue. We seek to better understand how and to what extent a company’s approach to diversity is integrated with talent management at all levels. A sound long-term plan holds more weight than a company’s current demographics, so we look for a demonstrable diversity and inclusion strategy that seeks to improve metrics over time and align management incentives accordingly. We expect companies in the US to publicly disclose their EEO-1 reporting and their strategy to create an inclusive, diverse, and equitable workplace. We see DEI practices as a material input to long-term performance, so as our clients’ fiduciaries, we seek to better understand how and to what extent a company’s approach to diversity is integrated with talent management at all levels. This is only possible when there is consistent, robust disclosure in place.
Gender and racial pay equity is an important part of our assessment of a company’s diversity efforts. Pay equity can impact shareholder value by exposing a company to challenges with recruiting & retaining talent, job dissatisfaction, workforce turnover, and costly lawsuits. Consequently, we may support proposals asking for improved transparency on a company’s gender and/or racial pay gap if existing disclosures are lagging best practice and if the company has not articulated its efforts to eliminate disparities and promote equal opportunities for women and minorities to advance to senior roles.
We believe diversity among directors, leaders, and employees contributes positively to shareholder value by imbuing a company with myriad perspectives that help it better navigate complex challenges. A strong culture of diversity and inclusion begins in the boardroom. See the Board Diversity section above for more on our approach.
Stakeholders and risk management
In our assessment of social risks, we pay attention to how companies treat a key stakeholder: their workforce. We look for signs of constructive labor relations if employees are unionized, and a focus on key employee concerns, such as safe working conditions and competitive compensation.
In recent years, discourse on opioids, firearms, and sexual harassment has put the potential for social externalities — the negative effects that companies can have on society through their products, cultures, or policies — into sharp focus. These nuanced, often misunderstood issues can affect the value of corporate securities. Today, these are no longer just shareholder concerns; companies need to consider the opinions and actions of broader stakeholder constituencies, including employees, customers, and the public.
In our engagement with companies facing these risks, we encourage companies to disclose risk management strategies that acknowledge their societal impacts. When a company faces litigation or negative press, we inquire about lessons learned and request evidence of substantive changes that aim to prevent recurrence and mitigate downside risk. In these cases, we may also support proposals requesting enhanced disclosure on actions taken by management.
Human rights
Following the 2015 passage of the UK’s Modern Slavery Act, a handful of countries have passed laws requiring companies to report on how they are addressing risks related to human rights abuses in their global supply chains. While human rights have been a part of our research and engagement in this context, we seek to assess companies’ exposures to these risks, determine the sectors for which this risk is most material (highest possibility of supply-chain exposure), enhance our own engagement questions, and potentially work with external data providers to gain insights on specific companies or industries. To help us assess company practices and drive more substantive engagement with companies on this issue, we will support proposals requesting enhanced disclosure on companies’ approach to mitigating the risk of human rights violations in their business.
Cybersecurity
Robust cybersecurity practices are imperative for maintaining customer trust, preserving brand strength, and mitigating regulatory risk. Companies that fail to strengthen their cybersecurity platforms may end up bearing large costs. Through engagement, we aim to compare companies’ approaches to cyber threats, regardless of region or sector, to distinguish businesses that lag from those that are better prepared.

Political Contributions and Lobbying
We generally support proposals asking for board oversight of a company’s political contributions and lobbying activities or those asking for improved disclosures where material inconsistencies in reporting and strategy may exist. In assessing shareholder proposals focused on lobbying, we also focus on the level of transparency of existing disclosures and whether companies clearly explain how they will respond if policy engagement of trade association membership to which they belong do not align with company policy.
CONCLUSION
At Wellington, stewardship is a core part of how we deliver on our goal of maximizing the long-term value of the investments we make on behalf of our clients. In order to be the best possible stewards of that capital we engage meaningfully and continuously with our investee companies and do so with a multifaceted approach that brings our collective expertise to bear across financial, industry, credit, and ESG analysis. We look forward to continuing to engage with the management teams and directors of the companies we invest in as we seek to help them build long-term, sustainable value in their enterprises.

APPENDIX B: CREDIT RATINGS
The credit rating information which follows describes how the credit rating services mentioned presently rate the described securities or loans. No reliance is made upon the credit rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business. In the case of “split-rated” securities or loans (i.e., securities or loans assigned non-equivalent credit quality ratings, such as Baa by Moody’s but BB by Standard & Poor’s Global Ratings Services (“S&P Global Ratings”) or Ba by Moody’s Investor Services, Inc. (“Moody’s”) and BB by S&P Global Ratings but B by Fitch, Inc. (“Fitch”), Wellington Management Company LLP (“Wellington Management”) will determine whether a particular security or loan is considered investment grade or below-investment grade for the Fund as follows: (a) if all three credit rating agencies have rated a security or loan the median credit rating is used for this determination and (b) if only two credit rating agencies have rated a security, the lower (e.g., most conservative) credit rating is used. In the case of intermediate ratings, they are included in the category of the primary rating. For example, BBB- and BBB+ are included in BBB and Baa includes Baa1, Baa2 and Baa3.
LONG-TERM CREDIT RATINGS:
MOODY’S
Aaa –– Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa –– Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A –– Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa –– Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba –– Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B –– Obligations rated B are considered speculative and are subject to high credit risk.
Caa –– Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca –– Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C –– Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
S&P GLOBAL RATINGS
AAA –– An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.
AA –– An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.
A –– An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.
BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB, B, CCC, CC, and C –– Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB –– An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

B –– An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.
CCC –– An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC –– An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C –– An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D –– An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.
Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
SHORT-TERM CREDIT RATINGS:
MOODY’S
P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P GLOBAL RATINGS
A-1 –– A short-term obligation rated ‘A–1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2 –– A short-term obligation rated ‘A–2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3 –– A short-term obligation rated ‘A–3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B –– A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C –– A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D –– A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.

RATING OF MUNICIPAL OBLIGATIONS:
S&P GLOBAL RATINGS
MUNICIPAL NOTES
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings' opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings' analysis will review the following considerations:
1. Amortization schedule - - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
2. Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Municipal Short-Term Note Ratings are as follows:
SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 - Speculative capacity to pay principal and interest.
D - 'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
MOODY’S
SHORT-TERM OBLIGATION RATINGS
Moody’s uses the Municipal Investment Grade (MIG) scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2. This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3. This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG. This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
DEMAND OBLIGATION RATINGS
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.
VMIG 1. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2. This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3. This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG. This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.
DUAL RATINGS:
S&P Global Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').
INTERNATIONAL LONG-TERM CREDIT RATINGS:
FITCH
International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity's relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ’AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk. Default is a real possibility.
CC: Very high levels of credit risk. Default of some kind appears probable.
C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:
a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c. the formal announcement by the issuer or their agent of a distressed debt exchange;
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent
RD: Restricted default. ‘RD' ratings indicate an issuer that in Fitch’s opinion has experienced:
a. an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation but
b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
c. has not otherwise ceased operating. This would include:
i. the selective payment default on a specific class or currency of debt;
ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.
D: Default. ‘D' ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.
Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories.
INTERNATIONAL SHORT-TERM CREDIT RATINGS:
FITCH
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. A long-term rating can also be used to rate an issue with short maturity. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.
F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High Short-Term Default Risk. Default is a real possibility.
RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories.
HSUNSAI-21

HARTFORD FUNDS EXCHANGE-TRADED TRUST
PART C
OTHER INFORMATION
Item 28. Exhibits
a.(i)
Certificate of Trust dated September 20, 2010 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
a.(ii)
Certificate of Amendment to the Certificate of Trust dated December 9, 2015 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
a.(iii)
Amended and Restated Agreement and Declaration of Trust dated December 8, 2016 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
b.
By-Laws of Hartford Funds Exchange-Traded Trust dated December 8, 2016 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
c.
Not Applicable
d.(i)
Investment Management Agreement with Hartford Funds Management Company, LLC dated March 8, 2017 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
d.(i).a
Amended and Restated Schedules A and B to the Investment Management Agreement (incorporated by reference to Post- Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on February 19, 2020)
d.(i).b
Form of Amendment Number 1 to the Investment Management Agreement (incorporated by reference to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)
d.(i).c
Form of Amendment Number 2 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)
d.(i).d
Form of Amendment Number 3 to the Investment Management Agreement (filed herewith)
d.(ii)
Form of Sub-Advisory Agreement with Wellington Management Company LLP dated March 8, 2017 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
d.(iii)
Sub-Advisory Agreement with Schroder Investment Management North America Inc. dated September 8, 2017 (incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 11, 2017)
d.(iv)
Sub-Sub-Advisory Agreement with Schroder Investment Management North America Limited dated October 19, 2016 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A, SEC file No. 002-11387, filed on February 28, 2018)
e.
Form of Distribution Agreement with ALPS Distributors, Inc. (incorporated by reference to Post- Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on May 18, 2018)
e.(i)
Amendment No 1 to Distribution Agreement dated May 30, 2018 (incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2018)

e.(ii)
Amendment No 2 to Distribution Agreement dated September 21, 2018 (incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2018)
e.(iii)
Amendment No 3 to Distribution Agreement dated February 19, 2020 (incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on February 19, 2020)
e.(iv)
Amendment No 4 to the Distribution Agreement dated August 11, 2021 (incorporated by reference to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)
e.(v)
Amendment No 5 to the Distribution Agreement dated September 15, 2021 (incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)
f.
Not Applicable
g.
Custodian Agreement with State Street Bank and Trust Company dated December 31, 2014 (incorporated by reference to The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 27, 2015)
g.(i)
Amendment Number 1 to the Custodian Agreement dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2017)
g.(ii)
Amendment Number 2 to the Custodian Agreement dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2018)
h.(i)
Master Transfer Agency and Service Agreement with State Street Bank and Trust Company dated February 13, 2018 (incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on May 18, 2018)
h.(ii)
Form of Participant Agreement (incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on May 18, 2018)
h.(iii)
Form of Investing Fund Agreement (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
h.(v)
Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Hartford HLS Series Fund II, Inc.’s Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A, SEC file No. 033-03920, filed on April 15, 2020)
h.(v).a
Third Amendment to the Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)
h.(vi)
Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Post- Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2017)
h.(vi).a
Amendment Number 1 to the Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)
h.(vi).b
Amendment Number 2 to the Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)

h.(vi).c
Form of Amendment 4 to the Fund Accounting Agreement (incorporated by reference to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)
h.(vi).d
Form of Amendment 5 to the Fund Accounting Agreement (incorporated by reference to Post- Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)
h.(vi).e
Form of Amendment 6 to the Fund Accounting Agreement (filed herewith)
i.
Opinion and Consent of Counsel (filed herewith)
j.
Not Applicable
k.
Not Applicable
l.
Not Applicable
m.
Amended and Restated Rule 12b-1 Distribution and Service Plan (incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 11, 2017)
n.
Not Applicable
o.
Not Applicable
p.(i)
Code of Ethics of Hartford Funds, Advisers and Hartford Funds Distributors, LLC dated May 1, 2020 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)
p.(ii)
Code of Ethics of Wellington Management Company LLP dated June 1, 2020 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 162 to its Registration Statement on Form N-1A, SEC file No. 002-11387, filed on February 26, 2021)
p.(iii)
Code of Ethics of ALPS Distributors, Inc. dated July 1, 2020 (incorporated by reference to Lattice Strategies Trust’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A, SEC file No. 333-199089, filed on December 21, 2020)
p.(iv)
Code of Ethics of Schroder Investment Management North America Inc. dated April 2020 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 162 to its Registration Statement on Form N-1A, SEC file No. 002-11387, filed on February 26, 2021)
p.(v)
Code of Ethics of Schroder Investment Management North America Limited dated March 2018 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 162 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 26, 2021)
q.
Power of Attorney dated August 4, 2021 (incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)
Item 29. Persons Controlled by or Under Common Control with Registrant
The Fund does not control and is not under common control with any other persons. To the extent The Hartford Financial Services Group, Inc. (“The Hartford”) and/or one of its subsidiaries owns 25% or more of the outstanding shares of the Fund, the Fund may be deemed to be under common control with other funds controlled by The Hartford. The Hartford is organized under the laws of the State of Delaware.
Item 30. Indemnification
Reference is made to the subsections of Article IX of the Amended and Restated Agreement and Declaration of Trust (“Declaration”) for the Registrant (also, the “Trust”). All section references below are to those contained in the Declaration.

Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust or the applicable Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5. To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a merger or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.
Amendments and Modifications. Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-Laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-Laws.
The Registrant’s various agreements with its service providers provide for indemnification.
Item 31. Business and Other Connections of Investment Adviser
Hartford Funds Management Company, LLC (“HFMC”) serves as investment adviser to each series of the Registrant. The executive officers of HFMC are listed in the investment adviser registration on Form ADV for HFMC (File No. 801-77209) and are hereby incorporated herein by reference thereto. The business and other connections of a substantial nature of each executive officer are given below.

Name	Position with HFMC(1)	Position with Lattice(2)	Other Business
James E. Davey	Senior Managing Director, Chairman of the Board, President and Manager	President, Chairman of the Board, and Manager
Executive Vice President of The Hartford Financial Services Group, Inc.(3)
(“The Hartford”); Senior Managing Director, Chairman of the Board and
Manager of Hartford Funds Distributors, LLC(4) (“HFD”); President, Senior
Managing Director, Director and Chairman of the Board of Hartford
Administrative Services Company(5) (“HASCO”); and President, Director,
Chairman and Senior Managing Director of the Hartford Funds
Management Group, Inc.(6) (“HFMG”)

Gregory A. Frost	Managing Director, Chief Financial Officer and Manager	Chief Financial Officer, Assistant Treasurer, and Manager	Director, Managing Director and Chief Financial Officer of HASCO; Manager, Managing Director and Chief Financial Officer of HFD; and Managing Director and Chief Financial Officer of HFMG
Walter F. Garger	Secretary, Managing Director and General Counsel	General Counsel and Secretary	Secretary, Managing Director and General Counsel of HFD, HASCO and HFMG
Theodore Lucas	None	Executive Vice President	Executive Vice President of HFMG
Joseph G. Melcher	Executive Vice President and Chief Compliance Officer	Executive Vice President and Chief Compliance Officer	Executive Vice President of HASCO, HFD and HFMG
Vernon J. Meyer	Chief Investment Officer and Managing Director	Senior Vice President – Investments	Managing Director of HFMG
Oyinkan A. Adeleye	Chief Cybersecurity and Business Continuity Officer and Vice President	None	None
Anita Baldwin	Vice President	None	Vice President of HFMG
Jeffrey T. Coghan	Vice President	None	Senior Vice President of HFD and HFMG
Amy N. Furlong	Vice President and Assistant Treasurer	None	Vice President of HFMG
Allison Z. Mortensen	Vice President	None	Vice President of HFMG
Christopher Morvant	Vice President	None	None

Name	Position with HFMC(1)	Position with Lattice(2)	Other Business
David A. Naab	Assistant Treasurer and Vice President	None	None
Shannon O’Neill	Vice President and Controller	None	Vice President and Controller of HASCO and HFMG; Financial and Operations Principal (FINOP), Vice President and Controller of HFD
Alice A. Pellegrino	None	Vice President and Assistant Secretary	Vice President of HFMG
Thomas R. Phillips	Vice President	None	Senior Vice President and Assistant Secretary of HFMG
Kevin F. Barnett	Assistant Secretary	Assistant Secretary	Assistant Secretary of HASCO, HFD, and HFMG
Eapen A. Chandy	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer of HASCO, HFD, HFMG, The Hartford, and Hartford Investment Management Company(7) (“HIMCO”)
Michael J. Fixer	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer	Assistant Treasurer and Assistant Vice President of HASCO, HFD, HFMG, and The Hartford
Kathleen E. Jorens	Assistant Vice President and Treasurer	Assistant Vice President and Treasurer	Assistant Vice President and Treasurer of HASCO and HFMG; Treasurer and Senior Vice President of HIMCO and The Hartford; Senior Vice President and RPG Business Line Principal of HFD
Elizabeth L. Kemp	Assistant Secretary	Assistant Secretary	Assistant Secretary of HFD, HFMG, and HIMCO; Assistant Treasurer of HASCO
Timothy M. Ligay	Assistant Secretary	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG, and HIMCO
Gissell Novas	Assistant Secretary	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG, and HIMCO
Keith R. Percy	Vice President	Vice President	Vice President of HASCO, HFD, HFMG, and HIMCO; Head of Corporate Tax and Senior Vice President of The Hartford
(1)
The principal business address for HFMC is 690 Lee Road, Wayne, Pennsylvania 19087.
(2)
Lattice Strategies LLC (“Lattice”) is a wholly-owned subsidiary of HFMC. The principal business address for Lattice is 690 Lee Road, Wayne, Pennsylvania 19087.
(3)
The principal business address for The Hartford is One Hartford Plaza, Hartford, Connecticut 06155.
(4)
The principal business address for HFD is 690 Lee Road, Wayne, Pennsylvania 19087.
(5)
The principal business address for HASCO is 690 Lee Road, Wayne, Pennsylvania 19087.
(6)
The principal business address for HFMG is 690 Lee Road, Wayne, Pennsylvania 19087.
(7)
The principal business address for HIMCO is One Hartford Plaza, Hartford, Connecticut 06155.

Wellington Management Company LLP (“Wellington Management”) serves as sub-adviser to certain series of the Registrant. The executive officers of Wellington Management are listed in the investment adviser registration on Form ADV for Wellington Management (File No. 801-15908) and are hereby incorporated herein by reference thereto. The officers of Wellington Management have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of Wellington Management or certain of its corporate affiliates.
Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.”) each serve as sub-adviser and sub-sub-adviser, respectively, to certain series of the Registrant. The executive officers of SIMNA and SIMNA Ltd. are listed in the respective investment advisers’ registration on Forms ADV (File No. 801-15834 and File No. 801-37163, respectively) and are hereby incorporated herein by reference thereto. The directors and officers of SIMNA and SIMNA Ltd. have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of SIMNA or certain of its corporate affiliates.
Item 32. Principal Underwriters
(a)
ALPS Distributors, Inc. (“ALPS”) acts as the distributor for the Trust and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, Alternative Credit Income Fund, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Reaves Utility Income Fund, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.
(b)
To the best of Trust’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:
Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Stephen Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None
*
Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**
The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.
(c)
Not Applicable.
Item 33. Location of Accounts and Records
Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940, as amended and the rules promulgated thereunder are maintained by the Registrant’s custodian, administrator, and transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, and the Registrant’s investment manager, Hartford Funds Management Company, LLC, 690 Lee Road, Wayne, Pennsylvania 19087. The Registrant’s corporate records are maintained at Hartford Funds Management Company, LLC, 690 Lee Road, Wayne, Pennsylvania 19087, and its financial ledgers are maintained at State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
Not Applicable
Item 35. Undertakings
Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 15th day of September 2021.
HARTFORD FUNDS EXCHANGE-TRADED TRUST
By:	/s/ James E. Davey*
James E. Davey President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ James E. Davey* James E. Davey	Trustee, President and Chief Executive Officer	September 15, 2021
/s/ David A. Naab* David A. Naab	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 15, 2021
/s/ Lynn S. Birdsong* Lynn S. Birdsong	Chairman of the Board and Trustee	September 15, 2021
/s/ Hilary E. Ackermann* Hilary E. Ackermann	Trustee	September 15, 2021
/s/ Robin C. Beery* Robin C. Beery	Trustee	September 15, 2021
/s/ Derrick D. Cephas* Derrick D. Cephas	Trustee	September 15, 2021
/s/ Christine R. Detrick* Christine R. Detrick	Trustee	September 15, 2021
/s/ Andrew A. Johnson, Jr.* Andrew A. Johnson, Jr.	Trustee	September 15, 2021
/s/ Paul L. Rosenberg* Paul L. Rosenberg	Trustee	September 15, 2021
/s/ Lemma W. Senbet* Lemma W. Senbet	Trustee	September 15, 2021
/s/ David Sung* David Sung	Trustee	September 15, 2021
*By:/s/ Thomas R. Phillips Thomas R. Phillips, Attorney-in-fact * Pursuant to Power of Attorney (filed on September 8, 2021)		September 15, 2021

EXHIBIT INDEX
Exhibit No.	Description
d.(i).d	Form of Amendment Number 3 to the Investment Management Agreement
h.(vi).e	Form of Amendment Number 6 to the Fund Accounting Agreement
i	Opinion and Consent of Counsel